========================================
		U.S.  SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, D.C.  20549
		========================================


				FORM N-14
				=========


	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	=======================================================






[ ]Pre-Effective Amendment No.  ______ 	 	[ ]Post-Effective Amendment No.  ______


			================
			MANAGERS TRUST I
			================

	(Exact Name of Registrant as Specified in Charter)


	800 Connecticut Avenue, Norwalk, Connecticut 06854
	--------------------------------------------------
	    (Address of Principal Executive Offices)


			(800) 252-0682
			--------------
	(Registrant's Telephone Number, Including Area Code
			and Telephone Number)


	===================================================
			Donald S. Rumery

			Managers Trust I

	800 Connecticut Avenue, Norwalk, Connecticut 06854
		(Name and Address of Agent for Service)
	===================================================

		Copy to: Philip H. Newman, P.C.
		    Goodwin Procter LLP
	Exchange Place, Boston, Massachusetts 02109
__________________________________________________________________


	Title of securities being registered:  shares of beneficial
			interest, no par value per share.

   Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

       No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to
Section 24(f) of the Investment Company Act of 1940, as amended.

       It is proposed that this filing become effective on October 12, 2004 pursuant to Rule 488.

			================
			MANAGERS TRUST I
			================

	CONTENTS OF REGISTRATION STATEMENT ON FORM N-14
	-----------------------------------------------

This Registration Statement consists of the following documents:
	Cover Sheet
	Notice of Meeting
	Table of Contents
	Part A - Prospectus/Proxy Statement
	Part B - Statement of Additional Information
	Part C - Other Information
	Signature Page
	Exhibits

		NOTICE: PLEASE COMPLETE THE
	ENCLOSED PROXY BALLOT AND RETURN IT AS SOON
			POSSIBLE.
	FOR YOUR CONVENIENCE YOU MAY VOTE BY MAIL, BY cALLING THE TOLL-FREE TELEPHONE NUMBER PRINTED ON
	YOUR PROXY BALLOT, OR VIA THE INTERNET AT
		WWW.______________.COM


		FREMONT MUTUAL FUNDS, INC.
		 333 MARKET STREET
		SAN FRANCISCO,CALIFORNIA 94105

					__________, 2004

=====================================================

		Fremont Global Fund
	Fremont International Growth Fund
	  Fremont Structured Core Fund
	  Fremont U.S. Small Cap Fund
	  Fremont U.S. Micro-Cap Fund
   Fremont Institutional U.S. Micro-Cap Fund
     Fremont Real Estate Securities Fund
	 	Fremont Bond Fund
  Fremont California Intermediate Tax-Free Fund
	   Fremont Money Market Fund

=====================================================


	Notice of Meeting of Shareholders

	   To Be Held on [DATE], 2004


Dear Valued Shareholder:

       On July 14, 2004, Fremont Investment Advisors, Inc. ("FIA") entered into an agreement with The Managers Funds LLC ("Managers"), pursuant to which Managers will acquire the mutual fund business of FIA, which includes twelve series of Fremont Mutual Funds, Inc.
(the "Fremont Funds"),advised by FIA, including the Fremont Global Fund, Fremont International Growth Fund, Fremont Structured Core Fund, Fremont U.S. Small Cap Fund, Fremont U.S. Micro-Cap Fund, Fremont Institutional U.S. Micro-Cap Fund, Fremont Real Estate Securities Fund, Fremont Bond Fund, Fremont California Intermediate Tax-Free
Fund and Fremont Money Market Fund (throughout this letter and the related proxy materials we refer to these Funds as the "Existing Funds"). In preparation for this transaction, Managers is creating a Fund with substantially similar investment objectives, strategies and policies as each Existing Fund, (except for certain changes in the investment objectives, strategies and policies of the Fremont CaliforniaIntermediate Tax-Free Fund as described in the enclosed proxy materials), called the Managers Fremont Global Fund, Managers International Growth Fund, Managers Structured Core Fund, Managers Small Cap Fund, Managers Fremont Micro-Cap Fund,Managers Fremont Institutional Micro-Cap Fund, Managers Real Estate Securities Fund, Managers Fremont Bond Fund, Managers California Intermediate Tax-Free Fund and Managers Fremont Money Market Fund (throughout this letter and the related proxy materials we refer to these Funds as the "New Funds", and to avoid confusion, we refer to the Fremont Money Market Fund advised by Managers as "Managers Fremont Money Market Fund"),respectively, ten funds within the family of mutual funds advised by Managers (the "Managers Funds"). We are seeking your approval to reorganize each Existing Fund into a corresponding New Fund. Information regarding each of these proposed reorganizations (the "Reorganizations") is contained in the enclosed proxy materials. The proposed reorganizations of the other two series of the Fremont Funds into existing series within the Managers Funds are discussed in separate proxy materials, and will be considered by shareholders of the Fremont Funds at the same meeting at which the Reorganizations will be considered.

       As you may recall, in January 2003, FIA announced its intention to sell substantially all of its investment advisory business. Following the announcement, FIA and your Board of Directors undertook a search to find a buyer of FIA's business that would be able to provide the shareholders of the Fremont Funds with high quality management and shareholder services, consistent with the standards of excellence that you have come to expect as a shareholder of the Fremont Funds.

       Managers and the Managers Funds emerged from this search as an ideal selection. Managers is currently the investment adviser to a family of 27 mutual funds, all of which are managed through subadvisors as "manager-of-managers" funds, similar to the Fremont Funds. Managers' philosophy of selecting the "best of breed" subadvisors for its Funds is entirely consistent with the way we and FIA have sought to operate the Fremont Funds. Managers is committed to providing investors with access to a complete array of investment products and state-of-the-art shareholder services. Consistent with this commitment and as part of its offer to provide the same high quality products and services to shareholders of the Fremont Funds, Managers (which is based in Norwalk, Connecticut) will open an office in San Francisco and will retain many key employees of FIA who are currently responsible for providing a variety of investment management and shareholder services to the Fremont Funds. As a result, if the Reorganizations are approved, you and other shareholders of the Fremont Funds, as shareholders of the Managers Funds, will continue to be served by many members of your existing FIA team.

In the Reorganizations, each Existing Fund will transfer all of its assets to a corresponding New Fund. In exchange for these assets, the New Fund will assume the stated liabilities of the Existing Fund and deliver to shareholders of the Existing Fund shares of the New Fund with a value equal to the value of the Existing Fund shares immediately prior to the Reorganizations.
Each of the Reorganizations will qualify as a tax-free transaction. Managers and FIA have agreed to share the expenses of the Reorganizations, including proxy solicitation costs, so that shareholders of the Fremont Funds and Managers Funds will not bear any of these costs.

===================================================================
        The Board of Directors of the Fremont Funds has unanimously approved the Reorganizations and believes that the Reorganizations are in the best interests of shareholders. Accordingly, your Board recommends that you vote in favor of the Reorganizations.
===================================================================

       Please read the enclosed proxy materials and consider the information provided carefully. Your vote is very important to us. We encourage you to complete and mail your proxy ballot promptly.
No postage is necessary if you mail it in the United States. Alternatively, you may vote by calling the toll-free number printed on your proxy ballot, or via the Internet at [www._____________.com]. If you have any questions about the proxy materials, or the proposed Fund Reorganizations, please call your investment professional, or [firm name], the Fremont Funds' proxy solicitation firm, at
_________________.


					Very truly yours,


					Deborah L. Duncan
					Chairman & President

				    Fremont Mutual Funds, Inc.

		    =================================
			FREMONT MUTUAL FUNDS, INC.
		      333 MARKET STREET, SUITE 2600
		     SAN FRANCISCO, CALIFORNIA 94105
		    =================================

			  QUESTIONS AND ANSWERS
 			  ---------------------

			  YOUR VOTE IS IMPORTANT!
		  	  -----------------------

Q:	What is the proposal that I am being asked to vote on?

A: As a shareholder of an Existing Fund, you are being asked to vote to approve the Reorganization of each Existing Fund of which you are a shareholder into the corresponding New Fund (see below) pursuant to an Agreement and Plan of Reorganization between Fremont Mutual Funds, Inc. ("FMF") and Managers Trust I ("MTI"). In connection with each Reorganization, the Existing Fund will transfer all of its assets to the New Fund, the New Fund will assume all of the stated liabilities of the Existing Fund, and you will receive shares of the New Fund (the
"New Fund Shares") with a value equal to the value of your shares of the Existing Fund immediately prior to the Reorganization. Upon completion of each Reorganization, you will become a shareholder of the corresponding New Fund.





EXISTING FUNDS OF FMF					NEW FUNDS OF MTI
=====================					================
Fremont Global Fund				Managers Fremont Global Fund
Fremont International Growth Fund		Managers International Growth Fund
Fremont Structured Core Fund			Managers Structured Core Fund
Fremont U.S. Small Cap Fund			Managers Small Cap Fund
Fremont U.S. Micro-Cap Fund			Managers Fremont Micro-Cap Fund
Fremont Institutional U.S. Micro-Cap Fund	Managers Fremont Institutional Micro-Cap Fund
Fremont Real Estate Securities Fund		Managers Real Estate Securities Fund
Fremont Bond Fund				Managers Fremont Bond Fund
Fremont California Intermediate Tax-Free Fund	Managers California Intermediate Tax-Free Fund
Fremont Money Market Fund			Managers Fremont Money Market Fund




Q:	Has my Fund's Board of Directors approved the Reorganization?

A:  Yes.  The Board of Directors of FMF unanimously approved the
Reorganizations on July 7, 2004 and recommends that you vote to approve the Reorganizations.


Q:	Why is the Board recommending the Reorganizations?

A: In January 2003, FIA announced that it intended to sell substantially all of its investment advisory business. FIA and your Board of Directors immediately undertook a search to find a buyer of FIA's business that would be able to provide the shareholders of the Fremont Funds with high quality management and shareholder services, consistent with the standards of excellence that you have come to expect as a shareholder of the Fremont Funds. In that search, Managers emerged as an ideal selection. Managers is currently the adviser to a family of 27 mutual funds, all of which are managed through subadvisors in the form of "manager-of-managers" mutual funds. Managers' philosophy of selecting the "best of breed" subadvisors for the Managers Funds is entirely consistent with the way FMF and FIA have sought to operate the Fremont Funds. In addition, Managers is committed to providing shareholders of the Managers Funds with access to a complete array of investment products and state-of-the-art shareholder services. Consistent with this commitment, Managers (which is based in

Norwalk, Connecticut)will open an office in San Francisco and will retain many members of the existing FIA team, including key individuals in the investment, manager research and client service areas. As a result, if the Reorganizations are approved by shareholders, you will continue to be served by many members of your existingFIA team.

Q:	Who will manage my Fund once the merger is completed?

A: Managers, as investment advisor and administrator will perform the management function for the New Funds performed by FIA for the Existing Funds. Each New Fund is expected to be managed in the same manner and by the same subadvisory organization, if applicable, as its corresponding Existing Fund. In the case of Fremont Money Market Fund and a portion of the Managers Fremont Global Fund, Managers has agreed to hire the personnel responsible for management of that Fund to assist in the management of Managers Fremont Money Market Fund and a portion of the Managers Fremont Global Fund. Information regarding Managers and each of the subadvisors is included in the proxy materials.


Q:	Will the Fund expenses that I bear indirectly as a shareholder
	of an New Fund be higher than the expenses I currently bear as a shareholder the Existing Fund?

A: Generally, no. However, the total expense ratio of Managers Fremont Institutional Micro-Cap Fund IS anticipated to be slightly higher than that of the corresponding Existing Fund; it is anticipated that each other New Fund will operate with a total expense ratio that is lower than or equal to its corresponding Existing Fund. With this exception, this means that the expenses you will bear as a shareholder of the New Fund will be less than or equal to the expenses you currently bear as a shareholder of the Existing Fund.

Q:	Will I, or my Fund, need to pay fees or taxes as a result
	of the Reorganizations?

A: No. The Reorganizations will not trigger any sales commission or other fees for shareholders. Also, the Reorganizations are expected to be tax-free transactions for shareholders, the Existing Funds and the New Funds for U.S. federal income tax purposes.


Q:	How do the investment objectives and policies of the Existing
	Funds and the New Funds compare?

A: The investment objectives and policies of each New Fund are substantially the same as those of its corresponding Existing Fund.


Q:	What happens if I do not wish to participate in the
	Reorganization of the Existing Fund in which I own shares, or what if I do not wish to own shares of the New Fund?

A: You may redeem your shares of the Existing Fund at any time before the last business day prior to the closing date of the Reorganization. After that closing date, you may also redeem your shares of the New Fund on any day in accordance with the procedures described in the prospectus of the Managers Funds.


Q:	When will the Shareholder Meeting be held?

A: A Shareholder Meeting is scheduled to be held on _______________, 2004.


Q:	When will the Reorganizations occur?

A: The approval of the Reorganization by each Existing Fund will require the affirmative vote of a majority of the outstanding shares of the Existing Fund. If approved, we expect the Reorganizations to be completed by December 31, 2004, or sooner, provided all of the other closing conditions have been satisfied.


Q:	What happens if shareholders of an Existing Fund do not approve
	the Reorganization?

A: In that event, the Existing Fund will not participate in the Reorganizations, and either FMF or MTI may elect not to close any of the Reorganizations. The Board of Directors of FMF will determine what further action is appropriate, including the possible liquidation of the Fund.


Q:	Are any other Fremont Funds participating in a Reorganization?

A: Shareholders of two other series of the Fremont Funds will also be voting on a reorganization of those Funds into two existing series of the Managers Funds. Those reorganizations are discussed in separate proxy materials, which you will also receive if you are a shareholder of one of those two other series. If a Reorganization is not approved with respect to any Fremont Fund, including the two other series not discussed in these proxy materials, then either MTI or FMF may elect not to close any of the Reorganizations.


Q:	How do I vote my shares?

A: You can vote your shares by completing and signing the enclosed proxy card(s), and mailing them in the enclosed postage paid envelope. You may also vote your shares by calling the toll-free number on your ballot card or via the Internet at [www._____________.com]. If you have any questions regarding the proposals or how to vote your shares, please call the Fremont Funds' proxy solicitation firm,[_________________] at [telephone].

======================================================
		Fremont Global Fund
	Fremont International Growth Fund
	  Fremont Structured Core Fund
	  Fremont U.S. Small Cap Fund
	  Fremont U.S. Micro-Cap Fund
   Fremont Institutional U.S. Micro-Cap Fund
     Fremont Real Estate Securities Fund
	 	Fremont Bond Fund
  Fremont California Intermediate Tax-Free Fund
	   Fremont Money Market Fund
======================================================


			SERIES OF

	   ==================================
		FREMONT MUTUAL FUNDS, INC.
	      333 MARKET STREET, SUITE 2600
	     SAN FRANCISCO, CALIFORNIA 94105
	    ==================================

	NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
	    SCHEDULED FOR ____________, 2004



------------------------------------------------------------------
This is the formal notice and agenda for the special shareholder meeting of Fremont Global Fund, Fremont International Growth Fund, Fremont Structured Core Fund, Fremont U.S. Small Cap Fund,
Fremont U.S. Micro-Cap Fund, Fremont Institutional U.S. Micro-Cap Fund, Fremont Real Estate Securities Fund, Fremont Bond Fund, Fremont California Intermediate Tax-Free Fund and Fremont Money Market Fund (collectively, the "Existing Funds"), each a series of Fremont Mutual Funds, Inc. ("FMF"). This notice tells the shareholders of the Existing Funds what proposals will be voted on and the time and place of the meeting.  We refer in this
notice (and the proxy materials included with the notice) to the Managers Fremont Global Fund, Managers International Growth Fund, Managers Structured Core Fund, Managers Small Cap Fund, Managers Fremont Micro-Cap Fund, Managers Fremont Institutional Micro-Cap Fund, Managers Real Estate Securities Fund, Managers Fremont Bond Fund, Managers California Intermediate Tax-Free
Fund and Managers Fremont Money Market Fund as the "New Funds", each a series of Managers Trust I ("MTI"). We refer to the Existing Funds and the New Funds together as the "Funds."
-----------------------------------------------------------------


To the Shareholders of the Fremont Funds:

       A special meeting of shareholders of Fremont Global Fund, Fremont International Growth Fund, Fremont Structured Core Fund, Fremont U.S. Small Cap Fund, Fremont U.S. Micro-Cap Fund, Fremont Institutional U.S. Micro-Cap Fund, Fremont Real Estate Securities Fund, Fremont Bond Fund, Fremont California Intermediate Tax-Free Fund and Fremont Money Market Fund will be held on [date], at 10:00 a.m. (Pacific Time) at 333 Market Street, Suite 2600, San Francisco, California 94105 (the "Meeting").

At the Meeting, we will ask you to vote on:

1.	A proposal to approve the reorganization of each Existing
	Fund in which you own shares into a corresponding New Fund in exchange for shares of the New Fund (the Reorganization")

2.	Any other business that properly comes before the Meeting.

       	Only shareholders of record of the Existing Funds as of the close of business on ___________, 2004 are entitled to receive this notice and vote at the Meeting. Whether or not you expect to attend the meeting, please complete and return the enclosed proxy ballot (voting instruction card).


			By Order of the Board of Directors of
				Fremont Mutual Funds, Inc.


			Deborah L. Duncan

			Chairman & President


__________________, 2004


=============================================================
YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF
SHARES THAT YOU ARE ENTITLED TO VOTE.
=============================================================

			___________________, 2004


	     ===========================================
			FREMONT MUTUAL FUNDS, INC.
		     333 MARKET STREET, SUITE 2600
		    SAN FRANCISCO, CALIFORNIA 94105
	     		     [telephone]


			  MANAGERS TRUST I
		      800 CONNECTICUT AVENUE
		    NORWALK, CONNECTICUT 06854
			  1-800-835-3879

	    =============================================


WHAT IS THIS DOCUMENT AND WHY WE ARE SENDING IT TO YOU?
-------------------------------------------------------

       This document is both the proxy statement of the ten Existing Funds listed below and a prospectus for the ten New Funds, and we refer to this document as the "Proxy Statement/Prospectus." It contains the information that shareholders of the Existing Funds should know before voting on the proposals before them, and should be retained for future reference. At the Meeting, holders of shares of each Existing Fund will vote shares with respect to each Existing Fund separately. Any Existing Fund whose shareholders do not approve its Reorganization will not participate in the Reorganizations. Any such Existing Fund will continue its operations beyond the date of the Reorganizations, and the Board of Directors of FMF will consider what further action is appropriate. If the Reorganizations are approved, we expect them to be completed by December 31, 2004, or sooner, provided all of the other closing conditions have been satisfied.


HOW WILL THE REORGANIZATIONS WORK?
----------------------------------

       The Reorganization of each Existing Fund will involve three steps:

	(1)	the transfer of all of the assets of the Existing
		Fund to its corresponding New Fund in exchange for the assumption by the New Fund of stated liabilities of the Existing Fund and the delivery to the Existing Fund of shares of the corresponding New Fund with a value equal to the value of the assets transferred by the Existing Fund, net of the liabilities assumed by the New Fund (all as determined immediately prior to the transaction);

	(2)	the pro rata distribution of the same or comparable
		class of shares of the New Fund to the shareholders of record of the Existing Fund as of the effective date of the Reorganizations in full redemption of all shares of the Existing Fund; and

	(3)	the liquidation and termination of the Existing
		Funds.

       As a result of the Reorganizations, shareholders of each Existing Fund will receive shares of the corresponding New Fund, as identified in the chart below. The total value of the New Fund shares that you receive in a Reorganization will be the same as the total value of the shares of the Existing Fund that you held immediately before the Reorganization.


	=======================================================
	The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus. Any representation to the
	          contrary is a criminal offense.
	=======================================================




FMF EXISTING FUNDS				MTI NEW FUNDS
------------------				-------------
Fremont Global Fund				Managers Fremont Global Fund
Fremont International Growth Fund		Managers International Growth Fund
Fremont Structured Core Fund			Managers Structured Core Fund
Fremont U.S. Small Cap Fund			Managers Small Cap Fund
Fremont U.S. Micro-Cap Fund			Managers Fremont Micro-Cap Fund
Fremont Institutional U.S. Micro-Cap Fund	Managers Fremont Institutional Micro-Cap Fund
Fremont Real Estate Securities Fund		Managers Real Estate Securities Fund
Fremont Bond Fund				Managers Fremont Bond Fund
Fremont California Intermediate Tax-Free Fund	Managers California Intermediate Tax-Free Fund
Fremont Money Market Fund			Managers Fremont Money Market Fund




IS ADDITIONAL INFORMATION ABOUT THE FUNDS AVAILABLE?
----------------------------------------------------

Yes, additional information about the Funds is available in the:

	*	Prospectuses for the Existing Funds and the New
		Funds;

	*	Annual and Semi-Annual Reports to shareholders
		of the Existing Funds; and

	*	Statements of Additional Information, or "SAIs,"
		for the Existing Funds and for the New Funds.

       These documents are on file with the Securities and Exchange Commission, which we refer to in the Proxy Statement/Prospectus as the "SEC."

       The effective prospectuses of the Existing Funds and the New Funds, and Management's Discussion of Fund Performance included in the Existing Funds' most recent Annual Report, are incorporated by reference (meaning such documents are legally considered to be part of this Proxy Statement/Prospectus). The
SAI relating to this Proxy Statement/Prospectus dated _______________, 2004 also is incorporated by reference and is legally considered to be part of this document. There is also an Agreement and Plan of Reorganization (the "Plan") between FMF and MTI that describes the technical details of how the Reorganization will be accomplished. A copy of the Plan is attached as Appendix A.

       A prospectus for each New Fund accompanies this Proxy Statement/Prospectus. The New Funds will not commence operations until the Reorganizations are completed. The prospectus and the most recent annual report to shareholders of the Existing Funds, containing audited financial statements for the most recent fiscal year, have been previously mailed to shareholders. Each Existing Fund was previously advised by Fremont Investment Advisors, Inc., which we refer to as "FIA." Each New Fund is advised by The Managers Funds LLC, which we refer to as "Managers." Thus, if the Reorganizations are approved, shareholders of each Existing Fund will own shares of the corresponding New Fund, which is advised by Managers. However, each New Fund is expected to be managed in the same manner and by the same advisory organization as its corresponding Existing Fund. Certain personnel of FIA will be retained by Managers after the Reorganizations. Armstrong Shaw Associates, Inc., First Quadrant, L.P., Jarislowsky, Fraser Limited, Kern Capital Management LLC, and Northstar Capital Management, Inc., the subadvisors to Fremont Global Fund, Jarislowsky, Fraser Limited, the subadvisor to Fremont International Growth Fund, First Quadrant, L.P., the subadvisor to Fremont Structured Core Fund,

TimesSquare Capital Management, Inc., the subadvisor to Fremont U.S. Small Cap Fund, Kern Capital Management LLC, the subadvisor to Fremont U.S. Micro-Cap Fund and Fremont Institutional U.S. Micro-Cap Fund, Urdang Securities Management, Inc., the subadvisor to Fremont Real Estate Securities Fund and Pacific Investment Management Company, LLC, the subadvisor to Fremont Bond Fund, will also continue to have day-to-day portfolio management responsibility as subadvisor for the corresponding New Funds.

       Copies of all of these documents are available upon request without charge by writing to or calling:



The Managers Funds LLC		Fremont Mutual Funds, Inc.
800 Connecticut Avenue 		333 Market Street, Suite 2600
Norwalk, Connecticut 06854	San Francisco, California 94105
Attention: Operations			Attention: Operations




        You also may view or obtain copies of these documents from the SEC:


        In Person:	At the SEC's Public Reference Room
			in Washington, D.C.

        By Phone:	1-800-SEC-0330

        By Mail:	Public Reference Section
        		Securities and Exchange Commission
        		450 5th Street, N.W.
        		Washington, DC 20549-6009
        		(duplicating fee required)

        By Email:	publicinfo@sec.gov
        		(duplicating fee required)

        By Internet:	www.sec.gov

        		(Managers Trust I for information
			on the New Funds)

        		(Fremont Mutual Funds, Inc. for
			information on the Existing Funds)

			www.managersfunds.com

			www.fremontfunds.com


OTHER IMPORTANT THINGS TO NOTE:
-------------------------------

	*	An investment in the New Funds is not a deposit
		in a bank and is not insured or guaranteed by the FDIC or any other government agency.

	*	You may lose money by investing in the Funds.

				TABLE OF CONTENTS
				-----------------

						      Page

I.	SYNOPSIS					1
==	========				       ==

	The Reorganizations				1

	Federal Income Tax Consequences			1

	Investment Objectives and Policies		1

	Principal Risk Factors				7

	Comparison of Fees and Expenses		       12

	Distribution and Purchase Procedures,
	Exchange Rights and Redemption Procedures      38


II.	THE REORGANIZATIONS			       39
===	===================			       ==

	Description of the Reorganizations	       39

	Reasons for the Reorganizations		       39

	Terms of the Reorganizations	               39

	Board Consideration of the Reorganizations     41

	Federal Income Tax Consequences		       43

	Fees and Expenses of the Reorganizatons	       44

III.	SUMMARY OF DIFFERENCES BETWEEN THE
	EXISTING AND NEW FUNDS			       45
====	==================================	       ==

	Comparison of Business Structure	       45

	Comparative Information on Fundamental
	Investment Restrictions			       48

	Existing and Pro Forma Capitalizations	       48

	Comparison of Investment Advisers and
	Investment Advisory Fees		       52

	Other Principal Service Providers	       62


IV.	INFORMATION ON VOTING	                       63
===	=====================			       ==

	Proxy Solicitation			       63

	Revocability of Proxies			       63

	Voting Procedures			       63

	Annual Meetings and Shareholder Meetings       64

	Interest of Certain Persons in the
        Transactions				       64

I.	SYNOPSIS
================

   The Reorganizations
   -------------------

       Under a Purchase Agreement dated July 14, 2004 among Managers, FIA and Fremont Investors, Inc., the parent company of FIA, Managers agreed to purchase a substantial part of the investment advisory business of FIA, the investment adviser to the Existing Funds. We refer to this purchase as the "Acquisition." As part of the Acquisition, FIA agreed to use commercially reasonable efforts to obtain the Existing Funds' Board's approval of the reorganization of the Existing Funds (each a series of FMF) into the New Funds (each a series of MTI) (the "Reorganizations"). FIA also agreed to use commercially reasonable efforts to help prepare these proxy solicitation materials, process them through the SEC and obtain the necessary shareholder approvals.

       In connection with the Acquisition, the Board of FMF and the Board of MTI approved the Reorganizations. The Existing Funds called this special shareholders' meeting to allow the shareholders of each Existing Fund to vote on the proposed Reorganizations of the Existing Funds into the New Funds.

    Federal Income Tax Consequences
    -------------------------------

       The Reorganizations are not intended to result in the recognition of income, gain or loss for U.S. federal income tax purposes. The receipt by the New Funds and the Existing Funds of an opinion of counsel to the effect that each Reorganization will be treated as a tax-free transaction for U.S. federal income tax purposes to the Existing Funds and their shareholders and the New Funds is a condition to the closing of the Reorganizations. See "The Reorganizations -- Federal Income Tax Consequences."

    Investment Objectives and Policies
    ----------------------------------

       As shown below, the investment objectives and policies of each New Fund are substantially the same as those of its corresponding Existing Fund, except as described below with respect to the Fremont California Intermediate Tax-Free Fund.



Fremont Global Fund and Managers Fremont Global Fund
----------------------------------------------------

       The investment objective of Fremont Global Fund is to maximize total return while reducing risk by investing in U.S.
and international stocks, bonds, and short-term securities (cash), while the investment objective of Managers Fremont Global Fund is to maximize total return. Managers Fremont Global Fund seeks to achieve its objective while reducing risk by investing in U.S. and international stocks, bonds and short-term securities.
Both Funds have substantially similar investment policies and strategies. Each Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

       Each Fund intends to meet its investment objective by prudent asset allocation among stocks, bonds (including inflation-linked bonds) and cash (including stock and bond index futures), and through global diversification. Each Fund invests in growth and value stocks of all market capitalizations and bonds rated investment grade (Baa/BBB or better) with an average duration between four and seven years (duration measures how bond prices change in response to interest rate changes). Normally, each Fund will invest in at least three countries, including the United States. To determine the allocation to each asset class, management of each Fund: (i) develops global economic and financial forecasts; and (ii) examines financial market valuations to determine the most advantageous mix of stocks, bonds, and cash.

The portfolio manager of each Fund selects individual securities based on intensive quantitative and fundamental analysis. Management of each Fund will normally sell a security when it no longer represents good value, when greater risk/return potential exists in an alternative position, or when the security no longer fits with the strategy of the portfolio. From time to time, each Fund may invest a portion of its assets in money market securities as a temporary defensive measure. When each Fund invests in the foregoing, it may not achieve its investment objective.


Fremont International Growth Fund and
Managers International Growth Fund
-------------------------------------

       The investment objective of both Fremont International Growth Fund and Managers International Growth Fund is long-term capital appreciation. Both Funds have substantially similar investment policies and strategies. Each Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

       Each Fund intends to meet its investment objective by investing primarily in international stocks. Management of each Fund focuses its investments on stocks of international companies that possess superior growth prospects and are reasonably priced at the time of purchase. Although each Fund invests primarily in developed countries, the Funds may invest to some extent in emerging markets. Normally, management of Fremont International Growth Fund will invest at least 90% of the Fund's total assets in securities of issuers based outside the U.S., while management of Managers International Growth Fund will invest at least 80% of the Fund's total assets in such securities. This difference is intended to provide Managers International Growth Fund with additional flexibility. Each Fund invests primarily in mid to large capitalization foreign stocks and will generally include investments in at least three countries outside the U.S. As of December 31, 2003, the median market cap of the companies held by Fremont International Growth Fund was $31.9 billion. Management of each Fund uses a fundamental, bottom-up stock selection process that focuses on the following four criteria: (i) the company's industry should be growing faster than the global GDP; (ii) the company should have sound financials, a clear business plan, and offer products or services that will allow the Fund management team to forecast earnings for three to five years; (iii) the company should have proven leaders with successful track records; and (iv) the company's stock should be selling at acceptable valuation relative to current and historical growth rates, industry growth rate, and its peer group. Management of each Fund will normally sell a security when the company's growth rate is threatened, current valuation levels cannot be justified by future growth, or valuation exceeds short-term prospects. From time to time, each Fund may invest a portion of its assets in money market securities as a temporary defensive measure. When each Fund invests in the foregoing, it may not achieve its investment objective.


Fremont Structured Core Fund and Managers Structured Core Fund
--------------------------------------------------------------

       The investment objective of both Fremont Structured Core Fund and Managers Structured Core Fund is long-term capital appreciation. Both Funds have substantially similar investment policies and strategies. Each Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

       Each Fund intends to meet its investment objective by investing primarily in the stocks of large U.S. companies. As of December 31, 2003, the median market capitalization of the companies held by the Fremont Structured Core Fund was $52.3 billion. Normally, each Fund will invest at least 65% of its total assets in these large cap stocks. With the help of quantitative analysis, management of each Fund seeks "growth at a reasonable price," meaning management looks for companies with superior growth prospects that are also good values. The goal is to provide investors with a core holding through a diversified portfolio with both growth potential and minimal risk. When implementing this structured investment strategy, management of each Fund: (i) uses a sophisticated computer model to evaluate a broad universe of 3,000 of the largest stocks, representing approximately 98% of the U.S. market; (ii) identifies stocks that are relatively inexpensive and have rising earnings expectations and are well positioned to benefit from the current market and economic environment; and
(iii) aims to keep the portfolio turnover rate below the industry average over the long-term. Management of each Fund will normally sell a security when: (i) it is no longer reasonably priced, (ii) the market and economic environment are no longer attractive, or
(iii) the stock substantially increases portfolio risk relative to the market. From time to time, each Fund may invest a portion of its assets in money market securities as a temporary defensive measure. When each Fund invests in the foregoing, it may not achieve its investment objective.


Fremont U.S. Small Cap Fund and Managers Small Cap Fund
-------------------------------------------------------

       The investment objective of both Fremont U.S. Small Cap Fund and Managers Small Cap Fund is long-term capital appreciation. Both Funds have substantially similar investment policies and strategies. Each Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

       Each Fund intends to meet its investment objective by investing primarily in the common and preferred stocks of U.S. small cap companies. These companies generally have market capitalizations of between $50 million and $1.5 billion at the time of initial purchase. Normally, each Fund will invest at least 80% of its assets in the stocks of U.S. small cap companies. Each Fund's policy of investing 80% of its assets in U.S. small cap companies may be changed only upon 60 days' written notice to shareholders.
Each Fund generally focuses on growing companies that are selling at attractive valuations. Management of each Fund is committed to keeping a small cap focus for the overall portfolio, but is not obligated to sell a security that has appreciated beyond the small capitalization range. Management of each Fund utilizes a fundamental, bottom-up process to identify companies: (i) which demonstrate consistent and sustainable revenue and earnings growth and offer distinct, sustainable competitive advantages; (ii) that have strong, experienced management teams; (iii) whose stock is selling at reasonable valuations that Fund management believes have the potential to appreciate in price by 25%-50% within the next 12 to 18 months. Management of each Fund diversifies the portfolio by applying sector and security weighting limitations. Generally, each Fund will not invest more than 5% of assets in any one security. Each Fund's management will normally sell a security when: (i) it no longer meets the Fund's investment criteria;
(ii) management believes the company issuing the security is unable to sustain a competitive advantage; (iii) management anticipates a deterioration in the company's fundamentals; or
(iv) management determines that the security is overvalued. From time to time, each Fund may invest a portion of its assets in money market securities as a temporary defensive measure. When each Fund invests in the foregoing, it may not achieve its investment objective.


Fremont U.S. Micro-Cap Fund and Managers Fremont Micro-Cap Fund
---------------------------------------------------------------

       The investment objective of both Fremont U.S. Micro-Cap Fund and Managers Fremont Micro-Cap Fund is long-term capital appreciation. Both Funds have substantially similar investment policies and strategies. Each Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

       Each Fund intends to meet its investment objective by investing in stocks of U.S. micro-cap companies. These companies have market capitalizations that, at the time of initial purchase, place them among the smallest 5% of companies listed on U.S. exchanges or over-the-counter. Normally, each Fund will invest at least 80% of its assets in U.S. micro-cap stocks. Each Fund's policy of investing 80% of its assets in U.S. micro-cap companies may be changed only upon 60 days' written notice to shareholders. Management of each Fund is committed to keeping a micro-cap focus for the overall portfolio, but is not obligated to sell a security that has appreciated beyond the micro-cap capitalization range. Management of each Fund seeks to identify companies early in their growth cycle. Emphasis is placed on those companies possessing a variety of characteristics, such as a leading market position, an entrepreneurial management team, and a focused business plan. Management of each Fund may also consider companies whose growth potential has been enhanced by products, market opportunities, or new management. To select stocks, management of each Fund:
(i) focuses on business sectors where they believe the level of innovation is greatest, such as technology, health care, consumer, and services; (ii) uses fundamental analysis to identify small, relatively unknown companies that exhibit the potential to become much larger and more successful; and (iii) meets with corporate managers to discuss business plans and strategies.
Management of each Fund will normally sell a security when the company's fundamentals begin to deteriorate or its stock has become overvalued. Based on their judgment, they may sell some or all of a position to adjust a stock's overall weighting in the portfolio. From time to time, each Fund may invest a portion of its assets in money market securities as a temporary defensive measure. When each Fund invests in the foregoing, it may not achieve its investment objective.


Fremont Institutional U.S. Micro-Cap Fund and
Managers Fremont Institutional Micro-Cap Fund
---------------------------------------------

       The investment objective of both Fremont Institutional U.S. Micro-Cap Fund and Managers Fremont Institutional Micro-Cap Fund is long-term capital appreciation. Both Funds have substantially similar investment policies and strategies. Each Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

       Each Fund intends to meet its investment objective by investing in stocks of U.S. micro-cap companies. These companies have market capitalizations that, at the time of initial purchase, place them among the smallest 5% of companies listed on U.S. exchanges or over-the-counter. Normally, each Fund will invest at least 80% of its assets in U.S. micro-cap stocks. Each Fund's policy of investing 80% of its assets in U.S. micro-cap companies may be changed only upon 60 days' written notice to shareholders. Management of each Fund is committed to keeping a micro-cap focus for the overall portfolio, but is not obligated to sell a security that has appreciated beyond the micro-cap capitalization range. Management of each Fund seeks to identify companies early in their growth cycle. Emphasis is placed on those companies possessing a variety of characteristics, such as a leading market position, an entrepreneurial management team, and a focused business plan. Management of each Fund may also consider companies whose growth potential has been enhanced by products, market opportunities, or new management. To select stocks, management of each Fund:
(i) focuses on business sectors where they believe the level of innovation is greatest, such as technology, health care, consumer, and services; (ii) uses fundamental analysis to identify small, relatively unknown companies that exhibit the potential to become much larger and more successful; and (iii) meets with corporate managers to discuss business plans and strategies. Management of each Fund will normally sell a security when the company's fundamentals begin to deteriorate or its stock has become overvalued. Based on their judgment, they may sell some or all of a position to adjust a stock's overall weighting in the portfolio. From time to time, each Fund may invest a portion of its assets in money market securities as a temporary defensive measure. When each Fund invests in the foregoing, it may not achieve its investment objective.


Fremont Real Estate Securities Fund and
Managers Real Estate Securities Fund
---------------------------------------

       The investment objective of both Fremont Real Estate
Securities Fund and Managers Real Estate Securities Fund is a combination of income and long-term capital appreciation. Both

Funds have substantially similar investment policies and strategies. Each Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

       Each Fund intends to meet its investment objective by investing in stocks of companies principally engaged (derive at least 50% of their revenue or have at least 50% of their assets) in the real estate industry, including real estate investment trusts (REITs). Normally, each Fund will invest at least 80% of its assets in these types of companies of all sizes. Each Fund's policy of investing 80% of its assets in companies principally engaged in the real estate industry may be changed only upon 60 days' written notice to shareholders. Management of each Fund believes that the commercial real estate industry is in the early stages of a major transformation. Many privately held real estate empires are being replaced by financially strong, well managed, publicly traded companies which own and operate commercial property throughout the U.S. Management of each Fund carefully:
(i) monitors factors such as real estate trends and industry fundamentals of the different real estate sectors including office, apartment, retail, hotel, and industrial; and (ii) selects stocks by evaluating each company's real estate value, quality of its assets, and management record for improving earnings and increasing asset value relative to other publicly traded real estate companies. Management of each Fund will normally sell a stock when it appreciates to a premium to the underlying real estate value, or the anticipated return is not sufficient compared to the risk of continued ownership. From time to time, each Fund may invest a portion of its assets in money market securities as a temporary defensive measure. When each Fund invests in the foregoing, it may not achieve its investment objective.


Fremont Bond Fund and Managers Fremont Bond Fund
------------------------------------------------

       The investment objective of both Fremont Bond Fund and Managers Fremont Bond Fund is to maximize total return consistent with the preservation of capital. Both Funds have substantially similar investment policies and strategies. Each Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

       Each Fund intends to meet its investment objective by investing in fixed income instruments such as corporate, mortgage-backed, international, and government bonds. Normally, each Fund will invest at least 80% of its net assets (including borrowing for investment purposes) in these types of instruments. Each Fund's policy of investing 80% of its net assets in these types of instruments may be changed only upon 60 days' written notice to shareholders. Each Fund may also invest in derivatives such as options, futures, contracts, or swap agreements. In an effort to provide consistently attractive returns, management of each Fund:
(i) focuses on three to five-year economic, demographic, and political forecasts to identify long-term interest rate trends;
(ii) annually updates its long-term outlook by determining a general maturity/duration range for the portfolio in relation to the market;
(iii) manages duration to help control risk (each Fund seeks to maintain an average duration of three to six years); and
(iv) invests primarily in securities rated investment grade
(Baa/BBB or better) by Moody's or Standard & Poor's, or those of comparable quality. Management of each Fund will normally sell a security when it no longer represents good value, when more attractive risk/return potential exists in an alternative position, or when the security no longer fits with the strategy of the portfolio. From time to time, each Fund may invest a portion of its assets in money market securities as a temporary defensive measure. When each Fund invests in the foregoing, it may not achieve its investment objective.


Fremont California Intermediate Tax-Free Fund and
Managers California Intermediate Tax-Free Fund
-------------------------------------------------
The investment objective of both Fremont California Intermediate
Tax-Free Fund and Managers Fund is to provide income that is free from both federal income taxes and California state income taxes. Both Funds have substantially similar investment policies and strategies.

Each Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

Each Fund intends to meet its investment objective by investing at least 80% of its assets in intermediate-term California municipal bonds that are free from both federal and California state income taxes. Each Fund is intended for investment by California residents. Each Fund's securities will have a quality rating comparable to the four highest ratings categories of Moody's or Standard & Poor's. The average maturity of these intermediate-term securities is normally
3 to 10 years. Management of each Fund seeks to achieve its objective by: (i) identifying interest rate trends and shortening duration when interest rates are rising, and lengthening it when interest rates are coming down; and (ii) focusing on those market sectors and individual securities believed to be undervalued. Management of each Fund may sell a security when they determine the security is overvalued, or to change the structure of the portfolio. From time to time, each Fund may invest a portion of its assets in money market securities as a temporary defensive measure. When each Fund invests in the foregoing, it may not achieve its investment objective.



Fremont Money Market Fund and Managers Fremont Money Market Fund
----------------------------------------------------------------

       The investment objective of both Fremont Money Market Fund and Managers Fremont Money Market Fund is to maximize current income consistent with preservation of capital and liquidity. Both Funds have substantially similar investment policies and strategies.
Each Fund's investment objective is a fundamental policy and may not be changed without shareholder approval.

       Each Fund intends to meet its investment objective by investing primarily in high quality short-term money market instruments with maturities of 397 days or less and which are rated in the top rating category by at least two nationally recognized statistical rating organizations. Management of each Fund believes it can deliver consistently superior performance by: (i) conducting independent research; (ii) managing maturities; and (iii) careful trading. As the it seeks to meet the Fund's objective, management of each Fund attempts to: (i) determine short-term interest rate trends; (ii) adjust average portfolio maturity to take advantage of interest rate forecasts (generally, average maturity is shortened if interest rates are projected to trend higher, and lengthened if interest rates are projected to fall); and (iii) identify opportunities presented by companies offering higher yields than similarly rated firms. Management of each Fund bases purchase decisions on maturity relative to portfolio target and current yield, and will sell a security if more attractive alternatives are identified.

    Principal Risk Factors
    ----------------------

       The chart below lists the principal risk factors associated with investing in the Existing Funds and the New Funds. The risk factors associated with an investment in an Existing Fund are identical to those associated with the corresponding New Fund. These risk factors are discussed in detail in the section immediately following this chart.




					Principal Risk Factors-		Principal Risk Factors-
Funds				    	  Existing Fund			       New Fund
-----					----------------------		-----------------------


Fremont Global Fund			Credit Risk			Credit Risk
					Currency Risk			Currency Risk
Managers Fremont Global Fund		Economic Risk			Economic Risk
					Foreign Securities Risk		Foreign Securities Risk
					Interest Rate Risk		Interest Rate Risk
					Market Risk			Market Risk
					Political Risk			Political Risk
					Price Risk			Price Risk




Fremont International Growth Fund	Currency Risk			Currency Risk
					Economic Risk			Economic Risk
Managers International Growth Fund	Emerging Markets Risk		Emerging Markets Risk
					Foreign Securities Risk		Foreign Securities Risk
					Market Risk			Market Risk
					Political Risk			Political Risk
					Price Risk			Price Risk


Fremont Structured Core Fund		Price Risk			Price Risk
					Market Risk			Market Risk
Managers Structured Core Fund




Fremont U.S. Small Cap Fund		Liquidity Risk			Liquidity Risk
					Market Risk			Market Risk
Managers Small Cap Fund			Price Risk			Price Risk
					Small Capitalization Stock	Small Capitalization Stock
					   Risk				   RisK


Fremont U.S. Micro-Cap Fund		Liquidity Risk			Liquidity Risk
					Market Risk			Market Risk
Managers Fremont Micro-Cap Fund		Micro-Capitalization		Micro-Capitalization
					   Stock Risk			   Stock Risk
					Price Risk			Price Risk



Fremont Institutional U.S. Micro-Cap 	Liquidity Risk			Liquidity Risk
Fund					Market Risk			Market Risk
					Micro-Capitalization		Micro-Capitalization
Managers Fremont Institutional 		   Stock Risk			   Stock Risk
Micro-Cap Fund				Price Risk			Price Risk




Fremont Real Estate Securities 		Interest Rate Risk		Interest Rate Risk
Fund					Market Risk			Market Risk
					Non-Diversified Fund		Non-Diversified Fund Risk
					   Risk				Sector Risk
Managers Real Estate Securities 	Sector Risk
Fund




Fremont Bond Fund			Credit Risk			Credit Risk
					Interest Rate Risk		Interest Rate Risk



					7



					Principal Risk Factors-		Principal Risk Factors-
Funds				    	  Existing Fund			       New Fund
-----					----------------------		-----------------------

Managers Fremont Bond Fund		Foreign Securities Risk		Foreign Securities Risk



Fremont California Intermediate 	Credit Risk			Credit Risk
Tax-Free Fund				Interest Rate Risk		Interest Rate Risk
					Market Risk			Market Risk
Managers California Intermediate 	Non-Diversified Fund		Non-Diversified Fund
Tax-Free Fund 				   Risk				   Risk



Fremont Money Market Fund		Market Risk			Market Risk

Managers Fremont Money Market
Fund






The following is a detailed discussion of the principal risk factors of each of the Existing and New Funds as listed above.

Credit Risk	The likelihood that a debtor will be unable to pay
		interest or principal payments as planned is typically referred to as default risk. Default risk for most debt securities is constantly monitored by several nationally recognized statistical rating agencies such as Moody's Investors Services, Inc. and Standard
		& Poor's Corporation. Even if the likelihood of default is remote, changes in the perception of an institution's financial health will affect the valuation of its debt securities. This extension of default risk is typically known as credit risk.
		Bonds rated BBB/Baa, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.

Currency Risk	The value of foreign securities in an investor's
		home currency depends both upon the price of the securities and the exchange rate of the currency.
		Thus, the value of an investment in a foreign security will drop if the price for the foreign currency drops in relation to the U.S. dollar.
		Adverse currency fluctuations are an added risk to foreign investments. Currency risk can be reduced through diversification among currencies or through hedging with the use of foreign currency contracts.

Economic Risk	The prevailing economic environment is important
		to the health of all businesses. However, some companies are more sensitive to changes in the domestic or global economy than others. These types of companies are often referred to as cyclical businesses. Countries in which a large portion of businesses are in cyclical industries are thus also very economically sensitive and carry a higher amount of economic risk.

Emerging
Markets Risk	Investments in emerging markets securities involve
		all of the risks of investments in foreign securities (see below), and also have additional risks. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves.
		In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.

Foreign
Securities Risk	Investments in securities of foreign issuers,
		whether directly or indirectly in the form of American Depositary Receipts or similar instruments involve additional risks different from those associated with investing in securities of U.S. issuers. There may be limited information available to investors and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. The value of foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. In addition, just as foreign markets may respond to events differently from U.S. markets, foreign securities can perform differently from U.S. securities.

Interest Rate
Risk		Changes in interest rates can impact bond
		prices in several ways. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. The longer into the future that these cash flows are expected, the greater the effect on the price of the security. Interest rate risk is thus measured by analyzing the length of time or duration over which the return on the investment is expected. The longer the maturity or duration, the higher the interest rate risk.

		Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal + interest) for a bond or portfolio. It is used to evaluate such bond or portfolio's interest rate sensitivity.

Liquidity Risk	This is the risk that the Fund cannot sell a
		security at a reasonable price within a reasonable time frame when necessary due to a lack of buyers for the security. This risk applies to all assets. For example, an asset such as a house has reasonably high liquidity risk because it is unique and has a limited number of potential buyers. Thus, it often takes a significant effort to market, and it takes at least a few days and often months to sell. On the other hand, a U.S. Treasury note is one of thousands of identical notes with virtually unlimited potential buyers and can thus be sold very quickly and easily.
		The liquidity of financial securities in orderly markets can be measured by observing the amount of daily or weekly trading in the security, the prices at which the security trades and the difference between the price buyers offer to pay and the price sellers want to get. However, estimating the liquidity of securities during market upheavals is very difficult.

Market Risk	Market risk is also called systematic risk.  It
		typically refers to the basic variability that stocks exhibit as a result of stock market fluctuations. Despite the unique influences on individual companies, stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of a Fund's portfolio of investments is also likely to decrease in value. The decrease in the value of a Fund's investments, in percentage terms, may be more or less than the decrease in the value of the market. Since foreign securities trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S.
		markets and may move in different directions.

Micro-
Capitalization
Stock Risk	Micro-capitalization companies are companies
		that have market capitalizations that, at the time of initial purchase, place them among the smallest 5% of companies on U.S. exchanges or in the over-the-counter market. Such companies have greater price volatility, lower trading volume and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies. For these and other reasons, a Fund with investments in micro-capitalization companies carries more risk than a Fund with investments in large-capitalization companies.

Non-Diversified
Fund Risk	A Fund which is "non-diversified" can invest
		more of its assets in a single issuer than that of a diversified fund. To the extent that a Fund invests significant portions of the portfolio in securities of a single issuer, such as a corporate or government entity, the Fund is subject to specific risk. Specific risk is the risk that a particular security will drop in price due to adverse effects on a specific issuer. Specific risk can be reduced through diversification. It can be measured by calculating how much of a portfolio is concentrated into the few largest holdings and by estimating the individual risks that these issuers face.

Political Risk	Changes in the political status of any country
		can have profound effects on the value of securities within that country. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks can only be reduced by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

Price Risk	As investors perceive and forecast good business
		prospects, they are willing to pay higher prices for securities. Higher prices therefore reflect higher expectations. If expectations are not met, or if expectations are lowered, the prices of the securities will drop. This happens with individual securities or the financial markets overall. For stocks, price risk is often measured by comparing the price of any security or portfolio to the book value, earnings or cash flow of the underlying company or companies.
		A higher ratio denotes higher expectations and higher risk that the expectations will not be sustained.

Sector Risk	Companies that are in similar businesses may be
		similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease. Although a Fund may not concentrate in any one industry, each Fund may invest without limitation in any one sector. To the extent a Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Small
Capitalization
Stock Risk	Small capitalization companies often have
		greater price volatility, lower trading
		volume and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies. For these and other reasons, a Fund with investments in small capitalization companies carries more risk than a Fund with investments in large-capitalization companies.

   Comparison of Fees and Expenses
   -------------------------------

Fremont Global Fund and Managers Fremont Global Fund
----------------------------------------------------

This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. Only pro forma information has been presented with respect to the New Fund because the New Fund will not commence operations until the Reorganization is completed. There will not be any shareholder fees payable in connection with the Reorganization.




								Pro Forma-
								 Managers
					  	  Fremont 	 Fremont
						Global Fund	Global Fund
						-----------	-----------



Shareholder Fees (fees paid
directly from your investment)
------------------------------

Maximum sales charge (load) imposed
on purchases (as a percentage of
the offering price)				None		None

Maximum deferred sales charge
(load)						None		None

Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None

Redemption fees					None(1)		None (1)

Exchange fees					None		None


Annual Fund Operating Expenses
------------------------------

Management Fees					0.60%		0.60%

Other Expenses					0.46%(2)	0.44%(2)

Total Annual Fund Operating Expenses		1.06%		1.04%

_________________



(1)	Shareholders of the Existing Fund who redeem shares by
	wire are currently charged a $10 fee. Shareholders of
	the New Fund will not be charged a wire fee.
(2)	Other Expenses fpr both the Existing Fund and the New FUnd
	have been restated to reflect estimated
	amounts for the current fiscal year. The amount of other Expenses for the New Fund reflects (i) a decrease in the fees of Trustees, (ii) expenses to be incurred by the New Fund under a new Transfer Agency Services Agreement with PFPC, Inc., (iii) expenses to be incurred by the New Fund under a new Administrative
	Services Agreement with Managers and (iv) a decrease in shareholder servicing fee reimbursements by the Funds under a plan that has been approved by the New Funds' Board of Trustees, all of which will be effective as of the close of the Reorganizations. Other Expenses also include reduced expenses under a new Custody/Fund Accounting agreement with State Street Bank & Trust, effective as of the close of the Reorganization.

Example

To illustrate the effect of operating expenses, assume that each Fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:




FUND				1 YEAR	 3 YEARS  5 YEARS  10 YEARS
----				------   -------  -------  --------

Fremont Global Fund		$108	 $337	  $585	  $1,294

Pro Forma-Managers
Fremont Global Fund 		$106	 $331	  $574	  $1,271






The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.

Fremont International Growth Fund and
Managers International Growth Fund
-------------------------------------

This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. Only pro forma information has been presented with respect to the New Fund because the New Fund will not commence operations until the Reorganization is completed. There will not be any shareholder fees payable in connection with the Reorganization.




								 Pro Forma-
						  Fremont 	  Managers
						International   International
						Growth Fund 	 Growth Fund
					 	-------------	-------------



Shareholder Fees (fees paid
directly from your investment)
------------------------------

Maximum sales charge (load) imposed
on purchases (as a percentage of
the offering price)				None		None

Maximum deferred sales charge
(load)						None		None

Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None

Redemption fees					 2%(1)		 2%(1)

Exchange fees					None		None


Annual Fund Operating Expenses
------------------------------

Management Fees					1.00%		1.00%

Other Expenses					0.51%		0.62%(2)

Total Annual Fund Operating Expenses		1.51%(2)	1.62%

Fee Waiver and Reimbursement		       (0.01%)(3)      (0.12%)(4)

Net Annual Fund Operating Expenses		1.50%(3)	1.50%(4)
_________________


(1)	Shareholders of the Existing Fund who redeem shares by wire
	are currently charged a $10 fee. Shareholders of the Existing Fund who redeem shares within 30 days after purchase will be charged a redemption fee of 2%. Shareholders of the New Fund will not be charged a wire fee. Shareholders of the New Fund who redeem shares within 30 days after purchase will be charged a redemption fee of 2%.
(2)	Other Expenses for both the Existing Fund and the New Fund
	have been restated to reflect estimated
	amounts for the current fiscal year. The amount of Other Expenses for the New Fund reflects (i) a decrease in the
	fees of Trustees, (ii) expenses to be incurred by the New Fund under a new Transfer Agency Services Agreement with PFPC, Inc.,
	(iii) expenses to be incurred by the New Fund under a new Administrative Services Agreement with Managers and (iv) a decrease in shareholder servicing fee reimbursements by the Funds under a plan that has been approved by the New Funds' Board of Trustees, all of which will be effective as of the close of the Reorganizations.
(3)	FIA has contractually agreed to indefinitely waive a portion
	of its fees and/or pay a portion of the Existing Fund's expenses to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.50%. This arrangement
	does not cover interest, taxes, brokerage commissions or
	extraordinary expenses.
(4)	Managers has contractually agreed, through at least March 1,
	2006, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to 1.50%, subject to later reimbursement by the New

	Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a New Fund's contractual expense limitation, Managers may recover from the New Fund fees waived and expenses paid to the extent that the New Fund's Total Annual Fund Operating Expenses do not exceed that New Fund's contractual expense limitation amount.

Example

To illustrate the effect of operating expenses, assume that each Fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:



FUND				1 YEAR	 3 YEARS  5 YEARS  10 YEARS
----				------   -------  -------  --------


Fremont International
Growth Fund			$153	 $474	  $818	   $1,791

Pro Forma-Managers
International Growth
Fund				$153	 $497	  $868	   $1,910






The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.

Fremont Structured Core Fund and
Managers Structured Core Fund
--------------------------------

This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. Only pro forma information has been presented with respect to the New Fund because the New Fund will not commence operations until the Reorganization is completed. There will not be any shareholder fees payable in connection with the Reorganization.



								 Pro Forma-
						  Fremont 	  Managers
						Structured  	 Structured
						 Core Fund 	  Core Fund
					 	-------------	-------------



Shareholder Fees (fees paid
directly from your investment)
------------------------------

Maximum sales charge (load) imposed
on purchases (as a percentage of
the offering price)				None		None

Maximum deferred sales charge
(load)						None		None

Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None

Redemption fees					None(1)		None (1)

Exchange fees					None		None


Annual Fund Operating Expenses
------------------------------

Management Fees					0.35%		0.35%

Other Expenses					0.46%(2)	0.46%(2)

Total Annual Fund Operating Expenses		0.81%		0.81%


_________________



(1)	Shareholders of the Existing Fund who redeem shares
	by wire are currently charged a $10 fee.  Shareholders
	of the New Fund will not be charged a wire fee.
(2)	Other Expenses for both the Existing Fund and the New Fund
	have been restated to reflect estimated
	amounts for the current fiscal year. The amount of Other Expenses for the New Fund reflects (i) a decrease in the fees of Trustees, (ii) expenses to be incurred by the New Fund under a new Transfer Agency Services Agreement with PFPC, Inc., (iii) expenses to be incurred by the New Fund under a new Administrative Services Agreement with Managers and (iv) a decrease in shareholder servicing fee reimbursements by the Funds under a plan that has been approved by the New Funds' Board of Trustees, all of which will be effective as of the close of the Reorganizations.

Example

To illustrate the effect of operating expenses, assume that each Fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:



FUND				1 YEAR	 3 YEARS  5 YEARS  10 YEARS
----				------   -------  -------  --------

Fremont Structured Core
Fund				$83	 $259	  $450	   $1,002

Pro Forma-Managers Structured
Core Fund			$83	 $259	  $450	   $1,002






The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.

Fremont U.S. Small Cap Fund and
Managers Small Cap Fund
--------------------------------
This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. Only pro forma information has been presented with respect to the New Fund because the New Fund will not commence operations until the Reorganization is completed. There will not be any shareholder fees payable in connection with the Reorganization.




								 Pro Forma-
						Fremont U.S.	  Managers
						 Small Cap 	 Small Cap
						   Fund 	   Fund
					 	------------	-----------



Shareholder Fees (fees paid
directly from your investment)
------------------------------

Maximum sales charge (load) imposed
on purchases (as a percentage of
the offering price)				None		None

Maximum deferred sales charge
(load)						None		None

Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None

Redemption fees					None(1)		None (1)

Exchange fees					None		None


Annual Fund Operating Expenses
------------------------------

Management Fees					1.00%		1.00%

Other Expenses					0.61%(2)	0.65%(2)

Total Annual Fund Operating Expenses		1.61%		1.65%

Fee Waiver and Expense Reimbursement	       (0.01%)(3)      (0.05%)(4)

Net Annual Fund Operating Expenses	        1.60%(3)	1.60%(4)
_________________


(1)	Shareholders of the Existing Fund who redeem shares by wire
	are currently charged a $10 fee.  Shareholders of
	the New Fund will not be charged a wire fee.
(2)	Other Expenses for both the Existing Fund and the New Fund
	have been restated to reflect estimated
	amounts for the current fiscal year.The amount of Other Expenses for the New FUnd reflects (i) a decrease in
	the fees of Trustees, (ii) expenses to be incurred by
	the New Fund under a new Transfer Agency Services
	Agreement with PFPC, Inc., (iii) expenses to be incurred
	by the New Fund under a new Administrative Services Agreement with Managers and (iv) a decrease in shareholder servicing fee reimbursements by the Funds under a plan
	that has been approved by the New Funds' Board of Trustees, all of which will be effective as of the close of the Reorganizations.
(3)	FIA has contractually agreed to indefinitely waive a
	portion of its fees and/or pay a portion of the Existing Fund's expenses to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.60%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses.
(4)	Managers has contractually agreed,through at least
	March 1, 2006, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to 1.60%, subject to later reimbursement by the New Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a New Fund's contractual expense limitation, Managers may recover from the New Funds fees waived and expenses paid to the extent that the New Fund's Total Annual Fund Operating Expenses do not exceed that New Fund's contractual expense limitation amount.

Example

To illustrate the effect of operating expenses, assume that each Fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:



FUND				1 YEAR	 3 YEARS  5 YEARS  10 YEARS
----				------   -------  -------  --------


Fremont U.S. Small
Cap Fund			$163	 $505	  $871	   $1,900

Pro Forma-Managers Small
Cap Fund			$163	 $515	  $891	   $1,950







The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return.
Actual expenses or returns may be greater or less than those shown and may change.

Fremont U.S. Micro-Cap Fund and
Managers Fremont Micro-Cap Fund
-------------------------------

This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. Only pro forma information has been presented with respect to the New Fund because the New Fund will not commence operations until the Reorganization is completed. There will not be any shareholder fees payable in connection with the Reorganization.



								Pro Forma-
								 Managers
						Fremont U.S.	 Fremont
						 Micro-Cap 	 Micro-Cap
						   Fund 	   Fund
					 	------------	-----------



Shareholder Fees (fees paid
directly from your investment)
------------------------------

Maximum sales charge (load) imposed
on purchases (as a percentage of
the offering price)				None		None

Maximum deferred sales charge
(load)						None		None

Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None

Redemption fees					None(1)		None (1)

Exchange fees					None		None


Annual Fund Operating Expenses
------------------------------

Management Fees					1.61%		1.00%

Other Expenses					None		0.51%(2)

Total Annual Fund Operating Expenses		1.61%(3)	1.51%(4)

_________________



(1)	Shareholders of the Existing Fund who redeem shares by wire
	are currently charged a $10 fee.  Shareholders of the New
	Fund will not be charged a wire fee.
(2)	Other Expenses have been restated to reflect estimated
	amounts for the current fiscal year.The amount of Other Expenses also reflects (i) a decrease in the
	fees of Trustees, (ii) expenses to be incurred by the New
	Fund under a new Transfer Agency Services Agreement with
	PFPC, Inc., (iii) expenses to be incurred by the New Fund under a new Administrative Services Agreement with Managers and (iv) a decrease in shareholder servicing fee reimbursements by the Funds under a plan that has been approved by the New Funds' Board of Trustees, all of which will be effective as of the close of the Reorganizations.
(3)	FIA has contractually agreed to indefinitely waive a
	portion of its fees and/or pay a portion of the Existing Fund's expenses to ensure that the Existing Fund's Annual
 	Fund Operating Expenses do not exceed 1.98%.  This
	arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses.
(4)	Managers has contractually agreed, through at least
	March 1, 2006, to limit "Total Annual Fund Operating
	Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to 1.98%, subject to later reimbursement by the New Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a New Fund's contractual expense limitation, Managers may recover from the New Funds fees waived and expenses paid to the extent that the New Fund's Total Annual Fund Operating Expenses do do not exceed that New Fund's contractual expense limitation amount.

Example
To illustrate the effect of operating expenses, assume that each Fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:



FUND				1 YEAR	 3 YEARS  5 YEARS  10 YEARS
----				------   -------  -------  --------

Fremont U.S. Micro-Cap Fund	$164	 $508	  $876	   $1,911

Pro Forma-Managers Fremont
Micro-Cap  Fund			$157	 $477	  $824	   $1,802






The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.

Fremont Institutional U.S. Micro-Cap Fund and
Managers Fremont Institutional Micro-Cap Fund
---------------------------------------------

This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. Only pro forma information has been presented with respect to the New Fund because the New Fund will not commence operations until the Reorganization is completed. There will not be any shareholder fees payable in connection with the Reorganization.


								Pro Forma-
								 Managers
						  Fremont 	 Fremont
						Institutional	Institutional
						U.S. Micro-Cap 	 Micro-Cap
						   Fund 	   Fund
					 	------------	-----------



Shareholder Fees (fees paid
directly from your investment)
------------------------------

Maximum sales charge (load) imposed
on purchases (as a percentage of
the offering price)				None		None

Maximum deferred sales charge
(load)						None		None

Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None

Redemption fees					None(1)		None(1)

Exchange fees					None		None


Annual Fund Operating Expenses
------------------------------

Management Fees					1.00%		1.00%

Other Expenses					0.28%(2)	0.33%(2)

Total Annual Fund Operating Expenses		1.28%		1.33%(4)



_________________



(1)	Shareholders of the Existing Fund who redeem shares by wire
	are currently charged a $10 fee. Shareholders of the New Fund will not be charged a wire fee.
(2)	Other Expenses for both the Existing Fund and the New Fund
	have been restated to reflect estimated
	amounts for the current fiscal year. The amount of Other Expenses for the new Fund reflects (i) a decrease in the fees of Trustees, (ii) expenses to be incurred by the New Fund under a new Transfer Agency Services Agreement with PFPC, Inc., (iii) expenses to be incurred by the New Fund under a new Administrative Services Agreement with Managers and (iv) a decrease in shareholder servicing fee reimbursements by the Funds under a plan that has been approved by the New Funds' Board of Trustees, all of which will be effective as of the close of the Reorganizations.
(3)	FIA has contractually agreed to indefinitely waive a portion
	of its fees and/or pay a portion of the Existing Fund's expenses to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.35%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses.
(4)	Managers has contractually agreed, through at least
	March 1, 2006, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to 1.35%, subject to later reimbursement by the New Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a New Fund's contractual expense limitation, Managers may recover from the New Fund fees waived and expenses paid to the extent that the New Fund's Total Annual Fund Operating Expenses do not exceed that New Fund's contractual expense limitation amount.

Example

To illustrate the effect of operating expenses, assume that each Fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:



FUND				1 YEAR	 3 YEARS  5 YEARS  10 YEARS
----				------   -------  -------  --------


Fremont Institutional U.S.
Micro-Cap Fund			$130	 $406	  $702	   $1,545

Pro Forma-Managers Fremont
Institutional
Micro-Cap Fund			$135	 $421	  $729	   $1,601





The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.



Fremont Real Estate Securities Fund and
Managers Real Estate Securities Fund
---------------------------------------

This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. Only pro forma information has been presented with respect to the New Fund because the New Fund will not commence operations until the Reorganization is completed. There will not be any shareholder fees payable in connection with the Reorganization.



								Pro Forma-
								 Managers
						  Fremont 	 Fremont
						Real Estate	Real Estate
						Securities 	Securities
						    Fund 	   Fund
					 	-----------	-----------


Shareholder Fees (fees paid
directly from your investment)
------------------------------

Maximum sales charge (load) imposed
on purchases (as a percentage of
the offering price)				None		None

Maximum deferred sales charge
(load)						None		None

Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None

Redemption fees					None(1)		None(1)

Exchange fees					None		None


Annual Fund Operating Expenses
------------------------------

Management Fees					0.85%		0.85%

Other Expenses					0.71%(2)	0.72%(2)

Total Annual Fund Operating Expenses		1.56%		1.57%

Fee Waiver and Reimbursement		       (0.06%)(3)      (0.07%)(4)

Net Annual Fund Operating Expenses		1.50%(3)	1.50%(4)
_________________


(1)	Shareholders of the Existing Fund who redeem shares by wire
	are currently charged a $10 fee. Shareholders of the New Fund will not be charged a wire fee.
(2)	Other Expenses for both the Existing Fund and the New Fund
	have been restated to reflect estimated
	amounts for the current fiscal year.The amount of Other Expenses for the New Fund reflects (i) a decrease in the fees of Trustees, (ii) expenses to be incurred by the New Fund under a new Transfer Agency Services Agreement with PFPC, Inc., (iii) expenses to be incurred by the New Fund under a new Administrative Services Agreement with Managers and (iv) a decrease in shareholder servicing fee reimbursements by the Funds under a plan that has been approved by the New Funds' Board of Trustees, all of which will be effective as of the close of the Reorganizations.
(3)	FIA has contractually agreed to indefinitely waive a
	portion of its fees and/or pay a portion of the Existing Fund's expenses to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 1.50%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses.
(4)	Managers has contractually agreed, through at least
	March 1, 2006, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to 1.50%, subject to later reimbursement by the New Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a New Fund's contractual expense limitation, Managers may recover from the New Fund fees waived and expenses paid to the extent that the New Fund's Total Annual Fund Operating Expenses do not exceed that New Fund's contractual expense limitation amount.

Example

To illustrate the effect of operating expenses, assume that each Fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:



FUND				1 YEAR	 3 YEARS  5 YEARS  10 YEARS
----				------   -------  -------  --------



Fremont Real Estate
Securities Fund			$153	 $474	  $818	   $1,791

Pro Forma-Managers Real
Estate Securities Fund		$153	 $488	  $847	   $1,860





The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.

Fremont Bond Fund and Managers Fremont Bond Fund
------------------------------------------------

This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. Only pro forma information has been presented with respect to the New Fund because the New Fund will not commence operations until the Reorganization is completed. There will not be any shareholder fees payable in connection with the Reorganization.





								Pro Forma-
								 Managers
						 Fremont 	 Fremont
						  Bond		  Bond
						  Fund 	   	  Fund
						 -------	---------

Shareholder Fees (fees paid
directly from your investment)
------------------------------

Maximum sales charge (load) imposed
on purchases (as a percentage of
the offering price)				None		None

Maximum deferred sales charge
(load)						None		None

Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None

Redemption fees					None(1)		None (1)

Exchange fees					None		None


Annual Fund Operating Expenses
------------------------------

Management Fees					0.40%		0.40%

Other Expenses					0.29%(2)	0.31%(2)

Total Annual Fund Operating Expenses		0.69%		0.71%

Fee Waiver and Reimbursement		       (0.09%)(3)      (0.11%)(4)

Net Annual Fund Operating Expenses	        0.60%(3)	0.60%(4)
_________________


(1)	Shareholders of the Existing Fund who redeem shares by wire
	are currently charged a $10 fee. Shareholders of the New Fund will not be charged a wire fee.
(2)	Other Expenses for both the Existing Fund and the New Fund
	have been restated to reflect estimated
	amounts for the current fiscal year. The amount of Other Expenses for the New Fund reflects (i) a decrease in the fees of Trustees, (ii) expenses to be incurred by the New Fund under a new Transfer Agency Services Agreement with PFPC, Inc., (iii) expenses to be incurred by the New Fund under a new Administrative Services Agreement with Managers and (iv) a decrease in shareholder servicing fee reimbursements by the Funds under a plan that has been approved by the New Funds' Board of Trustees, all of which will be effective as of the close of the Reorganizations.
(3)	FIA has voluntarily agreed to indefinitely waive a portion of
	its fees and/or pay a portion of the Existing Fund's expenses to ensure that the Existing Fund's Annual Fund Operating Expenses do not exceed 0.60%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses, and may be terminated by FIA at any time. FIA is contractually obligated to waive 0.05% of its 0.15% administrative fee for an indefinite period of time.

(4)	Managers has contractually agreed, through at least
	March 1, 2006, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to 0.60%, subject to later reimbursement by the New Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a New Fund's contractual expense limitation, Managers may recover from the New Funds fees waived and expenses paid to the extent that the New Fund's Total Annual Fund Operating Expenses do not exceed that New Fund's contractual expense limitation amount.

Example

To illustrate the effect of operating expenses, assume that each Fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:



FUND				1 YEAR	 3 YEARS  5 YEARS  10 YEARS
----				------   -------  -------  --------

Fremont Bond Fund		$61	 $192	  $335	   $750

Pro Forma-Managers Fremont
Bond Fund			$61	 $214	  $382	   $870



The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.

Fremont California Intermediate Tax-Free Fund and
Managers California Intermediate Tax-Free Fund
-------------------------------------------------


This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. Only pro forma information has been presented with respect to the New Fund because the New Fund will not commence operations until the Reorganization is completed. There will not be any shareholder fees payable in connection with the Reorganization.





								Pro Forma-
								 Managers
						  Fremont 	 Fremont
						California	California
						Intermediate	Intermediate
						  Tax-Free	  Tax-Free
						   Fund 	   Fund
						 --------	---------

Shareholder Fees (fees paid
directly from your investment)
------------------------------

Maximum sales charge (load) imposed
on purchases (as a percentage of
the offering price)				None		None

Maximum deferred sales charge
(load)						None		None

Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None

Redemption fees					None(1)		None (1)

Exchange fees					None		None


Annual Fund Operating Expenses
------------------------------

Management Fees					0.37%(2)	0.37%(2)

Other Expenses					0.35%(3)	0.40%(3)

Total Annual Fund Operating Expenses		0.72%		0.77%

Fee Waiver and Reimbursement		       (0.17%)(4)      (0.22%)(4)(5)

Net Annual Fund Operating Expenses	 	0.55%(4)	0.55%(5)
_________________


(1)	Shareholders of the Existing Fund who redeem shares by wire
	are currently charged a $10 fee. Shareholders of the New Fund will not be charged a wire fee.
(2)	The management fees of the Existing Fund are based on a formula:
	(i) 0.40% on the first $25 million, (ii) 0.35% on the next
	$25 million, (iii) 0.30% on the next $50 million, (iv) 0.25% on the next $50 million and 0.20% on average daily net
	assets over $150 million.
	The management fees of the New Fund are also based on a
	formula: (i) 0.40% on the first $25 million, (ii) 0.35% on
	the next $25 milliion, (iii) 0.30% on the next $50 million,
	and (iv) 0.25% on the next $50 million and 0.20% on average daily net assets over $150 million.
(3)	Other Expenses for both the Existing Fund and the New Fund
	have been restated to reflect estimated amounts for the current fiscal year.The amount of Other Expenses for the New Fund reflects (i) a decrease in the fees of Trustees, (ii) expenses
	to be incurred by the New Fund under a new Transfer Agency Services Agreement with PFPC, Inc., (iii) expenses to be incurred by the New Fund under a new Administrative Services Agreement with Managers and (iv) a decrease in shareholder servicing fee reimbursements by the Funds under a plan that has been
	approved by the New Funds' Board of Trustees, all of which
 	will be effective as of the close of the Reorganizations.
(4)	FIA has contractually agreed indefinitely to waive a
	portion of its fees and/or pay a portion of the Existing
	Fund's expenses to ensure that the Existing Fund's Annual
	Fund Operating Expenses do not exceed 0.55%. This arrangement does not cover interest, taxes, brokerage commissions or extraordinary expenses.

(5)	Managers has contractually agreed, through at least
	March 1, 2006, to limit "Total Annual Fund Operating Expenses" (exclusive of taxes, interest, brokerage commissions and extraordinary items) to 0.55%, subject to later reimbursement by the NewFunds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a New Fund's contractual expense limitation, Managers may recover from the New Fund fees aived and expenses paid to the extent that the New Fund's Total Annual Fund Operating Expenses do not exceed that New Fund's contractual expense limitation amount.

Example

To illustrate the effect of operating expenses, assume that each Fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:



FUND				1 YEAR	 3 YEARS  5 YEARS  10 YEARS
----				------   -------  -------  --------



Fremont California Intermediate
Tax-Free Fund			$56	 $176	  $307	   $689

Pro Forma-Managers California
Intermediate Tax-Free Fund	$56	 $220	  $402	   $930





The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.

Fremont Money Market Fund and
Managers Fremont Money Market Fund
----------------------------------

This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. Only pro forma information has been presented with respect to the New Fund because the New Fund will not commence operations until the Reorganization is completed. There will not be any shareholder fees payable in connection with the Reorganization.




								Pro Forma-
								 Managers
						  Fremont 	 Fremont
						 Money Market   Money Market
						   Fund 	   Fund
						 --------	---------

Shareholder Fees (fees paid
directly from your investment)
------------------------------

Maximum sales charge (load) imposed
on purchases (as a percentage of
the offering price)				None		None

Maximum deferred sales charge
(load)						None		None

Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None

Redemption fees					None(1)		None(1)

Exchange fees					None		None


Annual Fund Operating Expenses
------------------------------

Management Fees					0.21%(2)	0.21%(2)

Other Expenses					0.22% (3)	0.22%(3)

Total Annual Fund Operating Expenses		0.43%		0.43%

________________


(1)	Shareholders of the Existing Fund who redeem shares by wire
	are currently charged a $10 fee. Shareholders of the New Fund will not be charged a wire fee.
(2)	The management fees of the Existing Fund are based on a formula:
	(i) 0.30% on the first $50 million and (ii) 0.20% on average daily net assets over $50 million. The management fees of the
	New Fund are also based on a formula: (i) 0.30% on the first $50 million and (ii) 0.20% on average daily net assets over $50 million.
(3)	Other Expenses for both the Existing Fund and the New Fund have
	been restated to reflect estimated amounts for the current fiscal year.The amount of Other Expenses for the NEw Fund reflects (i) a decrease in the fees of Trustees, (ii) expenses to be incurred by the New Fund under a new Transfer Agency Services Agreement with PFPC, Inc.,
	(iii) expenses to be incurred by the New Fund under a new Administrative Services Agreement with Managers and (iv) a decrease in shareholder servicing fee reimbursements by the Funds under a plan that has been approved by the New Funds' Board of Trustees, all of which will be effective as of the close of the Reorganizations.

Example

To illustrate the effect of operating expenses, assume that each Fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:



FUND				1 YEAR	 3 YEARS  5 YEARS  10 YEARS
----				------   -------  -------  --------


Fremont Money Market Fund	$44 	   $138   $241	   $542

Pro Forma-Managers Fremont	$44	   $138	  $241	   $542
Money Market Fund




The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.

     Distribution and Purchase Procedures, Exchange Rights
     and Redemption Procedures
     -----------------------------------------------------

       The purchase, redemption and exchange features of the Existing Funds are substantially similar to those of the New Funds, as discussed below. More detailed explanations of the services available through the New Funds can be found in the Prospectus that accompanies this Proxy Statement/Prospectus.

       Both the Existing Funds and the New Funds offer investors regular accounts, Individual Retirement Accounts (traditional IRAs, Roth IRAs and Simple IRAs) and Education Savings Plans or Accounts. The Existing Funds and the New
Funds have the same minimum initial investment requirements ($2,000 for individual accounts and $1,000 for IRAs and Education Savings Plans or Accounts) and additional investment requirements ($100), but the Existing Funds waive the minimum additional investment requirement for automatic investment plans. The New Funds (or their distributor) may, in their discretion, waive the minimum initial or additional investment amounts at any time. Additionally, the New Funds (or their distributor) may, in their discretion, request reimbursement from shareholder accounts that are involved in excessive trading.

       Shareholders of the Existing Funds may purchase shares by mail, telephone, wire, the internet or through the Automatic Investment Plan ($50 minimum applies to the Automatic Investment
Plan). Similarly, shareholders of the New Funds may purchase shares by mail, telephone, wire, the internet and through the Automatic Investment feature or the Systematic Purchase Plan. Shareholders of the Existing Funds and the New Funds may also purchase or redeem shares of the Funds through authorized intermediaries, such as broker-dealers, banks or other financial institutions. Shareholders of the Existing Fund may redeem shares by mail, telephone, the internet or through the Automatic Withdrawal Plan. Shareholders of the New Funds may redeem shares by mail, telephone or the internet or through the Automatic Redemption feature. Shareholders of the Existing Funds may exchange into other Existing Funds by telephone or the internet, while shareholders of the New Funds may exchange into certain other funds in the Managers Funds Family of Funds by mail, telephone, the internet or through an investment advisor, bank or investment professional.

Distribution of the New Funds
-----------------------------
       Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of Managers, serves as distributor of the New
Funds. Managers or MDI may make direct or indirect payments to third parties in connection with the sale of New Fund shares or the servicing of shareholder accouns.

II.	THE REORGANIZATIONS
============================


   Description of the Reorganizations
   ----------------------------------

       On July 7, 2004, the Existing Funds' Board unanimously voted to approve the Reorganizations, subject to approval by shareholders of the respective Existing Funds. In the Reorganizations, each Existing Fund will transfer its assets to its corresponding New Fund, which will assume the accrued and unpaid liabilities of the Existing Fund set forth in the statement of assets and liabilities of the Existing Fund as of the closing date of the Reorganization. Upon this transfer of assets and assumption of liabilities, the New Fund will issue shares to the Existing Fund, which shares will be distributed to shareholders in liquidation of the Existing Fund. Any shares you own of an Existing Fund at the time of the Reorganizations will be cancelled and you will receive shares in the same or a comparable class of the corresponding New
Fund having a value equal to the value of your shares of the Existing Fund. The Reorganizations are expected to be tax-free transactions for U.S. federal income tax purposes. If approved by shareholders, the Reorganizations are expected to occur on or about December 31, 2004, or sooner, provided all of the other closings conditions have been satisfied.

    Reasons for the Reorganizations
    -------------------------------

       The Reorganizations are taking place as a result of FIA's decision to sell its investment advisory business. Management of FIA reviewed the product offerings of the Existing Funds and the asset size of the Funds to determine whether the Funds remained economically viable and whether shareholders of the Existing Funds would be better served if the Funds were reorganized into another fund family with a greater long-term commitment to the mutual fund business and potentially better distribution capabilities throughout its affiliated organizations. Managers and the New Funds emerged from this search as an ideal selection. Managers is currently the investment adviser to a family of 27 mutual funds, all of which are managed through subadvisors as "manager-of-managers" funds, similar to the Existing Funds. Managers' philosophy of selecting the "best of breed" subadvisors for its Funds is entirely consistent with the way FMF and FIA have sought to operate the Existing Funds.
In addition, Managers is committed to providing investors with access to a complete array of investment products and state-of-the-art shareholder services. Consistent with this commitment and as part of its offer to provide the same high quality products and services to shareholders of the Existing Funds, Managers (which is based in Norwalk, Connecticut) will open an office in San Francisco and will retain many key employees of FIA that are currently responsible for providing a variety of investment management and shareholders services to the Existing Funds. As a result, if the Reorganizations are approved shareholders, you and other shareholders of the Existing Funds, as shareholders of the New Funds, will continue to be served by many members of your existing FIA team.

   Terms of the Reorganizations
   ----------------------------
       At the effective time of the Reorganizations, each New Fund will acquire all of the assets and assume all of the stated liabilities of the corresponding Existing Fund shown in the table below in exchange for shares of the corresponding class of the New Fund.



	 EXISTING FUNDS				  NEW FUNDS
	----------------			 -----------

Fremont Global Fund				Managers Fremont Global Fund
Fremont International Growth Fund		Managers International Growth Fund
Fremont Structured Core Fund			Managers Structured Core Fund
Fremont U.S. Small Cap Fund			Managers Small Cap Fund
Fremont U.S. Micro-Cap Fund			Managers Fremont Micro-Cap Fund
Fremont Institutional U.S. Micro-Cap Fund	Managers Fremont Institutional Micro-Cap Fund
Fremont Real Estate Securities Fund		Managers Real Estate Securities Fund
Fremont Bond Fund				Managers Fremont Bond Fund
Fremont California Intermediate Tax-Free Fund	Managers California Intermediate Tax-Free Fund
Fremont Money Market Fund			Managers Fremont Money Market Fund




       The terms and conditions under which the Reorganization for each Existing Fund will be implemented are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Appendix A to this Proxy Statement/Prospectus. The Plan contemplates (i) each
New Fund's New all of the assets of the corresponding Existing Fund in exchange solely for shares of the New Fund and the assumption by the New Fund of those accrued and unpaid liabilities of the Existing Fund set forth in the statement of assets and liabilities of the Existing Fund as of the closing date for the Reorganization (the "Stated Liabilities"), and
(ii) the distribution of those shares to the shareholders of the Existing Fund as soon as reasonably practicable after the closing. Each Existing Fund will distribute pro rata to its shareholders of record the shares of the corresponding New Fund it receives in the Reorganization, so that each shareholder of an Existing Fund will receive a number of full and fractional shares of the corresponding New Fund equal in value to the number of full and fractional shares of the Existing Fund held by such shareholder as of the closing date. Each
Existing Fund will be dissolved soon thereafter.

Accordingly, immediately after the Reorganization, each former shareholder of an Existing Fund will own shares of the corresponding New Fund that will be equal in number and value to the shares of the Existing Fund held by that shareholder immediately prior to the Reorganization. The Plan provides the time for and method of determining the net value of each Existing Fund's assets and the net asset value of a share of each New Fund. The valuation will be done immediately after the close of business, as described in the Plan, on the closing date of the Reorganizations. The value of the assets of Fremont Large Cap Growth Fund and Fremont Large Cap Value Fund and the value of the assets of the corresponding New Funds will be the value of such assets computed as of immediately after the close of regular trading of the New York Stock Exchange and after the declaration of any dividends on the closing date, using the valuation procedures set forth in the New Fund's Declaration of Trust and the New Fund's then-current prospectus and statement of additional information, together with any other valuation procedures established by the Trustees of the New Fund. Any special options (for example, automatic investment plans on current Existing Fund shareholder accounts) will automatically transfer to the new accounts.

	The Board of Directors of the Existing Funds and the Board of Trustees of the New Funds determined that it would be in the interests of shareholders for one of the independent Directors of the Existing Funds to serve as a Trustee of the New Funds, effective as of the closing of the Reorganizations. Subject to all of the conditions to closing of the Reorganizations being satisfied, the Trustees of the New Funds have appointed Richard
E. Holmes, currently an independent Director of the Existing Funds, to serve as an independent Trustee of the New Funds and Mr. Holmes has agreed to serve as a Trustee of the New Funds, for at least one year, effective as of the closing of the Reorganizations.

       The Plan provides that FIA and Managers will bear all costs and expenses of each Reorganization, including the costs and expenses incurred in the preparation and mailing of this Proxy

Statement/Prospectus, as agreed between them. The closing date is expected to be on or about December 31, 2004, or sooner, provided all of the other closing conditions have been satisfied. The implementation of each Reorganization is subject to a number of conditions set forth in the Plan, including the approval of the Reorganization by shareholders of each Existing Fund, as well as the approval by shareholders of reorganizations of two other series of FMF into existing series of the Managers Funds family of funds. Another important condition to closing is that the Existing Funds receive a tax opinion to the effect that the Reorganizations will each qualify as a "reorganization" for U.S. federal income tax purposes. As such, the Reorganizations will not be taxable for such purposes to the Existing Funds, the New Funds or the Existing Funds' shareholders. The Plan may be terminated and the Reorganizations abandoned at any time prior to the closing date by mutual agreement of the parties or by either party if the closing shall not have occurred on or before April 15, 2005, unless such date is extended by mutual agreement of the parties. The parties might decide to terminate the Plan and abandon the Reorganizations if the closing under the purchase agreement between Managers amd FIA does not occur. This might happen as a result of failure to satisfy conditions at closing contained in the purchase agreement, which include, among other things, a requirement that FIA settle pending regulatory investigations by the SEC and the New York Attorney General. See "Certain Legal Matters" in the Existing Funds prospectus.




   Board Consideration of the Reorganizations
   ------------------------------------------

       The Existing Funds' Board of Directors considered the proposed Reorganizations of the Existing Funds into the New Funds at meetings in November 4 and December 15, 2003 and January 14, February 25, April 30, May 16, and May 25, 2004, as well as on other occasions. Managers provided materials on the proposed Reorganizations to the Board of Directors. Those materials included information on the investment objectives and the strategies of the New Funds, comparative operating expense ratios and performance information, and an analysis of the projected benefits to Existing Fund shareholders from the proposed Reorganizations. At a special meeting on July 7, 2004, the Existing Funds' Board of Directors considered and unanimously approved the proposed Reorganizations of the Existing Funds into the New Funds after concluding that participation in the proposed Reorganizations is in the best interests of each Existing Fund and its shareholders. The Board further determined that the interests of existing shareholders of each Existing Fund would not be diluted upon the Reorganizations, because the number of New Fund shares to be issued to Existing Fund shareholders will be calculated based on the respective net asset values of the Funds.

       In determining whether to recommend approval of the Reorganizations to shareholders of the Existing Funds, the Board of Directors (including the Independent Directors) made inquiries into a number of matters and considered the following factors, among others:

	Services
	--------

	(a)	The nature, extent, and quality of the services
		provided by FIA and to be provided by Managers;

	(b)	The service features and investment options
		available to shareholders of the Existing Funds and the New Funds;

	(c)	The decision by Managers to employ certain key
		investment management professionals who previously managed the Existing Funds;


	Investment Performance and Compatibility
	----------------------------------------

	(d)	The investment performance of each Existing Fund
		and each corresponding New Fund, if operational, and the investment performance of FIA and Managers generally;

	(e)	The compatibility of the investment objectives,
		policies and restrictions of the Existing Funds and the corresponding New Funds, many of which will be new series organized to substantially match the Existing Funds' objectives, policies and restrictions;

	(f)	The past changes in asset levels of the Existing
		Funds, and the potential benefits to Existing Funds' shareholders from the Existing Funds' access to the potentially larger distribution network and capability of the New Funds;


	Expenses
	--------

	(g)	The costs of the services to be provided by
		Managers and its affiliates from their
		relationship with each Existing Fund;

	(h)	The extent to which economies of scale may be
		realized as each Existing Fund grows;

	(i)	Whether fee levels may reflect any economies of
		scale for the benefit of a Existing Fund's investors;

	(j) The anticipated effect of the Reorganizations on per-share expenses, both before and after waivers, of the Existing Funds;

	(k) 	The expense ratios and available information
		regarding the fees and expenses of the New
		Funds;

	(l)	That the expense of the Reorganizations would
		not be borne by the Existing Funds' shareholders;


	Benefits to FIA and Managers
	----------------------------

	(m)	Any benefits derived by FIA or to be derived by
		Managers from its relationship with each Existing
		Fund;


	No Dilution and Tax-Free Transaction
	------------------------------------

	(n)	The terms and conditions of the Reorganizations
		and that no dilution of shareholder interests is expected;

	(o)	The favorable U.S. federal tax consequences of
		the Reorganizations;

	(p)	The absence of unfavorable other indirect tax
		consequences of the Reorganizations;


	Managers' Reputation and Possible Alternatives
	----------------------------------------------

	(q)	The reputation, financial strength and resources
		of Managers and its affiliates, and its expressed plans for the Existing Funds after the proposed
		Reorganizations;

	(r) FIA's publicly announced desire to leave the mutual fund and investment advisory business through the sale of that business, and the realistic alternatives of either a sale of that advisory business or the liquidation of the Existing Funds in the absence of a sale to Managers;

	(s)	The future prospects of the Existing Funds'
		if the proposed Reorganizations were not effected, which are limited because of the need to negotiate a new transaction with another party, and the effects on the Existing Funds of the resulting delay;

	(t)	FIA's pending regulatory investigations and the
		uncertainties typically associated with these types of investigations; and


	Business Consultants
	--------------------

	(u)	Advice from certain business consultants
		experienced in sales of mutual fund operations.




    Federal Income Tax Consequences
    -------------------------------

       The following discussion summarizes the material U.S. federal income tax consequences of the Reorganizations that are applicable to you as an Existing Fund shareholder. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy Statement/Prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address all of the federal income tax considerations that may be relevant to you nor does it address any state, local or foreign tax consequences of the Reorganizations. Your tax treatment may vary depending upon your particular situation.
You also may be subject to special rules not discussed below if you are a certain kind of Existing Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Existing Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Existing Fund shares as a capital asset at the time of the Reorganizations; or an entity taxable as a partnership for U.S. federal income tax purposes.

       The Reorganizations are not intended to result in the recognition of income, gain or loss for United States federal income tax purposes. As a condition to the Reorganizations, MTI and FMF will receive a legal opinion from Goodwin Procter LLP, to the effect that, subject to customary assumptions and representations, on the basis of the existing provisions of the Code, the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for federal income tax purposes:

*	the transfer by the Existing Fund of all of its assets
	to the corresponding New Fund, in exchange solely for shares of the New Fund, the assumption by such New Fund of the Stated Liabilities of the Existing Fund, and the distribution of the shares of the New Fund to the shareholders of the Existing Fund in complete liquidation of the Existing Fund will constitute a reorganization within the meaning of Section 368(a) of the Code;

*	the Existing Fund and the New Fund will each be a
	"party to a reorganization" within the meaning of
	Section 368(b) of the Code;

*	the Existing Fund will recognize no gain or loss on
	(i) the transfer of its assets to the corresponding New Fund in exchange solely for shares of the New Fund and the New Fund's assumption of the Existing Fund's Stated Liabilities or (ii) the subsequent distribution of those shares to the Existing Fund's shareholders in exchange for their Existing Fund shares;

*	the New Fund will recognize no gain or loss on its
	receipt of the corresponding Existing Fund's assets in exchange solely for shares of the New Fund and the New
	Fund's assumption of the Existing Fund's Stated
	Liabilities;

*	the New Fund's basis in the corresponding Existing
	Fund's assets will, in each instance, be the same as the corresponding Existing Fund's basis therein immediately before the Reorganization, and the New Fund's holding period for the corresponding
	Existing Fund's assets will, in each instance, include the Existing Fund's holding period therefor;

*	a shareholder of the Existing Fund will recognize no
	gain or loss on the exchange of all the Existing Fund shares held by such shareholder solely for shares of the corresponding New Fund pursuant to the Reorganization; and

*	an Existing Fund shareholder's aggregate basis in the
	shares of the New Fund received by such shareholder in the Reorganization will be the same as the Existing Fund shareholder's aggregate basis in the Existing Fund shares surrendered in exchange for those shares of the New Fund, and the Existing Fund shareholder's holding period for those shares of the New Fund will include, in each instance, the shareholder's holding period for those Existing Fund shares, provided the shareholder holds them as capital assets on the closing date of the Reorganization.

       The receipt of such an opinion is a condition to the consummation of the Reorganizations. MTI has not obtained an Internal Revenue Service ("IRS") private letter ruling regarding the federal income tax consequences of the Reorganizations, and the IRS is not bound by advice of counsel. If the transfer of the assets of an Existing Fund in exchange for its corresponding New Fund's shares and the assumption by the New Fund of the Stated Liabilities of the Existing Fund do not constitute a tax-free reorganization, Existing Fund shareholders generally will recognize gain or loss equal to the difference between the value of the New Fund shares the shareholder acquires and the tax basis of the shareholder's Existing Fund shares.

       Shareholders of the Existing Funds should consult their tax advisors regarding the effect, if any, of the proposed Reorganizations in light of their individual circumstances. Since the foregoing discussion relates only to certain federal income tax consequences of the Reorganizations, each shareholder of an Existing Fund should also consult such shareholder's tax advisors as to the federal, state and local tax consequences, if any, of the Reorganizations based upon the shareholder's particular circumstances.


   Fees and Expenses of the Reorganizations
   ----------------------------------------

       All fees and expenses, including accounting expenses, legal expenses, proxy expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of the Reorganizations, will be paid by Managers and FIA.

III.	SUMMARY OF DIFFERENCES BETWEEN THE EXISTING AND NEW FUNDS
==================================================================


       The following summary highlights certain differences between each Existing Fund and its corresponding New Fund. This summary is not complete and does not contain all of the information that you should consider before voting on the Reorganizations. For more complete information, please read this entire document and the enclosed prospectus of the New Funds.


   Comparison of Business Structure
   --------------------------------

Form of Organization
--------------------
       Each Existing Fund is a series of FMF, a Maryland corporation formed on July 13, 1988 pursuant to Amended Articles of Incorporation dated October 5, 1988, as amended. Each New
Fund is a series of MTI, a Massachusetts business trust which is an unincorporated voluntary association organized under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated December 17, 1991. The Declaration of Trust and Bylaws of MTI are designed to make MTI similar in most respects to a Massachusetts business corporation. The operations of the Existing Funds are governed by FMF's Articles of Incorporation and Bylaws and by Maryland law. The operations of the New Funds are governed by MTI's Declaration of Trust and Bylaws and by Massachusetts law. The Existing Funds and the New Funds are registered with the SEC as open-end management investment companies and are subject to the provisions of the 1940 Act and the rules and regulations thereunder.

Shares
------
       The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares (no par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in any New Fund or assets of another series, if applicable. Each share of each New Fund represents an equal proportional interest in an New Fund with each other share. Upon liquidation of an New Fund, shareholders are entitled to share pro rata in the net assets of an New Fund available for distribution to such shareholders. Shares of the New Funds have no preemptive or conversion rights and are fully paid and nonassessable.

       The Articles of Incorporation of FMF authorize the Directors to create an unlimited number of series. Shares of the Existing
 Funds are also fully paid and nonassessable, have no preference, preemptive or similar rights unless designated by the Directors and are freely transferable. The assets and proceeds received by MTI or FMF from the issue or sale of shares of a series are allocated to that series and constitute the rights of that series, subject only to the rights of creditors. Any underlying assets of a series are required to be segregated on the books and accounts of MTI or FMF. These assets are to be used to pay the expenses of the series as well as a share of the general expenses.

Meetings
--------
       Neither the Existing Funds nor the New Funds hold regular or annual shareholder meetings. The Directors of the Existing Funds may call shareholder meetings as necessary. The Trustees of the New Funds may also call shareholder meetings as necessary. Special meetings of shareholders of the Existing Funds shall be called upon the written request of holders of at least 10% of the outstanding shares entitled to vote. Under the Declaration of Trust, special meetings of shareholders of MTI or of any New
Fund shall be called subject to certain conditions, upon the written request of shareholders owning shares representing at least two-thirds of the votes entitled to be cast at such meeting. To the extent required by the 1940 Act, meetings held for the purpose of voting on the removal of any Director of the Existing

Funds or any Trustee of the New Funds shall be called by Directors or Trustees, as applicable, upon written request by shareholders holding at least 25% of the outstanding shares entitled to vote. A majority of the issued and outstanding shares of the Existing Funds entitled to vote and represented in person or by proxy constitutes a quorum at a shareholder meeting. Ten percent of the shares of a New Fund entitled to vote constitutes a quorum at a shareholder meeting, except when a larger quorum is required by law.


Shareholder Liability
---------------------
       Under Maryland law, shareholders have no personal liability for acts or obligations of the corporation. Under Massachusetts law, shareholders of a trust may under certain circumstances be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust of MTI provides that the shareholders shall not be subject to any personal liability for the acts or obligations of any of the New Funds and that every written agreement, obligation, instrument or undertaking made on behalf of the New Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder.

       No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking,
(iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by MTI. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of MTI.
The Trustees of MTI intend to conduct the operations of MTI in a way as to avoid, as far as possible, ultimate liability of the shareholders of the New Funds.

Liability of Directors and Trustees
-----------------------------------
       FMF's Articles of Incorporation provide that FMF shall indemnify its Directors and officers to the full extent permitted by Maryland law and the 1940 Act.

       The Declaration of Trust of MTI provides that the name of MTI refers to the Trustees collectively as Trustees, not as individuals or personally, and that no Trustee, officer, employee or agent of MTI is liable to any third persons in connection with the affairs of the New Funds, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of MTI for any satisfaction of claims arising in connection with the affairs of MTI. With the exceptions stated, MTI's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of MTI.

Rights of Inspection
--------------------
       Maryland law permits any shareholder of the Existing Funds or any agent of such shareholder to inspect and copy, during usual business hours, the Bylaws, minutes of shareholder proceedings, annual statements of the affairs and voting trust agreements of an Existing Fund on file at its principal offices. Massachusetts business trust law does not have such provisions. However, MTI's Declaration of Trust provides that the records of the New Funds shall be open to inspection by shareholders to the same extent as is permitted to stockholders of a corporation under the Massachusetts business corporation statute.

Voting Requirements
-------------------
       Under Maryland law and FMF's Articles of Incorporation and Bylaws, shareholder voting power is generally limited to electing directors, approving investment management or sub-investment management agreements ratifying the selection of independent public accountants, approving plans of distribution adopted pursuant to Rule 12b-1, approving amendments to FMF's Articles of Incorporation and authorizing certain extraordinary corporate action, such as a merger or liquidation. Shareholders are entitled to one vote for each full share of capital stock and a fractional vote for each fractional share of capital stock. FMF's Articles of Incorporation provide that capital stock of FMF that is issued, outstanding and entitled to vote shall be voted in the aggregate, and not by series or class, except when otherwise required by law or if FMF's Board of Directors has determined that only one or more series or classes are affected by the matter under consideration, in which case only the affected series or classes vote.
Maryland law provides that a corporation's charter may require a lesser proportion of votes of shareholders on matters than otherwise required by Maryland law, but not less than a majority. Under FMF's Articles of Incorporation and Bylaws, most corporate action to be taken by a shareholder vote may be authorized by a majority of votes cast on the matter (although a plurality may elect a Director), subject to applicable laws, regulations, or rules or orders of the SEC. The merger or liquidation of a series or class must be approved by a majority of the outstanding shares of that series or class.

       The shareholders of the New Funds are entitled to one vote for each whole share held (or a proportionate fractional vote in respect of a fractional share), on matters on which shares of the New Funds shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of MTI. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees.


Liquidation or Dissolution
--------------------------
In the event of the liquidation or dissolution of a series of MTI, the Trustees shall distribute the assets of the respective series to the shareholders, according to their respective rights, after accounting for fund liabilities of that series. In the event of the liquidation of FMF or a series of FMF, shareholders of a series shall be entitled to receive their respective portion of the assets belonging to such series.

Derivative Actions
------------------

       Under Massachusetts law and the Declaration of Trust, a shareholder of a New Fund may bring a derivative action on behalf of MTI only if the following conditions are met. In general, the shareholder must make a pre-suit demand upon the Trustees to bring the subject action unless a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the transaction. A Trustee shall not be disqualified from ruling on the merits of a shareholder demand by virtue of the fact that such Trustee receives remuneration for his service on the Board of Trustees of MTI or on the boards of other funds that are affiliated with MTI. Unless a demand upon the Trustees is not required, shareholders who hold at least 10% of the outstanding shares of MTI must generally join in the demand upon the Trustees.

       Under Maryland law, shareholders of an Existing
Fund may not bring a derivative action unless they have first made a demand upon the corporation to sue in its own name and the demand was refused. If the Directors improperly refuse to bring a derivative suit or if the demand upon the Directors is excused, then a plaintiff generally must then make the demand upon the corporation's other shareholders before commencing suit.

       The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of MTI, Articles of Incorporation of FMF, their respective Bylaws and Massachusetts and Maryland law and is not a complete description of those documents or law.
Shareholders should refer to the provisions of such Declaration of Trust, Articles of Incorporation, Bylaws and Massachusetts and Maryland law directly for more complete information.


   Comparative Information on Fundamental
   Investment Restrictions
   --------------------------------------

       The Existing Funds and the New Funds are each subject to certain fundamental investment restrictions regarding their investments. A fundamental investment restriction may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding securities (as defined in the 1940 Act). However, investment restrictions that are not fundamental may be changed by a Fund's Trustees without shareholder approval. The tables in Appendix B compare the fundamental investment restrictions of the Existing Funds and the New Funds. Differences in fundamental investment restrictions between an Existing Fund and its corresponding
New Fund are not expected to result in any material difference between the manner in which the New Fund is managed as compared to the Existing Fund.


   Existing and Pro Forma Capitalizations
   --------------------------------------
       Each New Fund will be the accounting successor to the corresponding Existing Fund after consummation of the Reorganization. No capitalization information is shown for the New Funds because the New Funds will not commence operations until the completion of the Reorganizations.
Accordingly, the pro forma capitalization of the combined
Funds will be identical to the capitalization of the corresponding Existing Fund, shown in the tables below as of June 30, 2004.

Fremont Global Fund and
Managers Fremont Global Fund
----------------------------




						        Net Asset Value
					Net Assets	  per Share		Shares Outstanding
					----------	---------------		------------------

Fremont Global Fund			$243,623,524	$12.06			20,207,948

Pro Forma Combined-
Managers Fremont Global Fund		$243,623,524	$12.06			20,207,948




Fremont International Growth Fund and
Managers International Growth Fund
-------------------------------------




						        Net Asset Value
					Net Assets	  per Share		Shares Outstanding
					----------	---------------		------------------


Fremont International Growth Fund	$51,508,275	$8.22			6,269,502

Pro Forma Combined-
Managers International Growth Fund	$51,508,275	$8.22			6,269,502





Fremont Structured Core Fund and
Managers Structured Core Fund
--------------------------------




						        Net Asset Value
					Net Assets	  per Share		Shares Outstanding
					----------	---------------		------------------

Fremont Structured Core Fund		$74,644,128	$11.48			6,502,045

Pro Forma Combined-
Managers Structured Core Fund		$74,644,128	$11.48			6,502,045




Fremont U.S. Small Cap Fund and
Managers Small Cap Fund
-------------------------------




						        Net Asset Value
					Net Assets	  per Share		Shares Outstanding
					----------	---------------		------------------


Fremont U.S. Small Cap Fund		$57,419,297	$11.51			4,986,710

Pro Forma Combined-
Managers Small-Cap Fund			$57,419,297	$11.51			4,986,710




Fremont U.S. Micro-Cap Fund and
Managers Fremont Micro-Cap Fund
-------------------------------




						        Net Asset Value
					Net Assets	  per Share		Shares Outstanding
					----------	---------------		------------------


Fremont U.S. Micro-Cap Fund		$554,851,498	$29.23			18,982,143

Pro Forma Combined-
Managers Fremont Micro-Cap Fund		$554,851,498	$29.23			18,982,143




Fremont Institutional U.S. Micro-Cap Fund and
Managers Fremont Institutional Micro-Cap Fund
---------------------------------------------




						        Net Asset Value
					Net Assets	  per Share		Shares Outstanding
					----------	---------------		------------------

Fremont Institutional U.S.
Micro-Cap Fund				$395,764,255	$15.14			26,148,606

Pro Forma Combined-Managers
Fremont Institutional
Micro-Cap Fund				$395,764,255	$15.14			26,148,606





Fremont Real Estate Securities Fund and
Managers Real Estate Securities Fund
---------------------------------------




						        Net Asset Value
					Net Assets	  per Share		Shares Outstanding
					----------	---------------		------------------

Fremont Real Estate Securities Fund	$25,501,923	$11.36			2,244,815

Pro Forma Combined-
Managers Real Estate Securities Fund	$25,501,923	$11.36			2,244,815





Fremont Bond Fund and Managers Fremont Bond Fund
------------------------------------------------




						        Net Asset Value
					Net Assets	  per Share		Shares Outstanding
					----------	---------------		------------------

Fremont Bond Fund			$806,679,057	$10.40			77,572,444
Pro Forma Combined-Managers Fremont
Bond Fund				$806,679,057	$10.40			77,572,444





Fremont California Intermediate Tax-Free Fund and
Managers California Intermediate Tax-Free Fund
-------------------------------------------------




						        Net Asset Value
					Net Assets	  per Share		Shares Outstanding
					----------	---------------		------------------

Fremont California Intermediate
Tax-Free Fund				$49,134,046	$10.70			4,592,079

Pro Forma Combined-Managers
California Intermediate Tax-Free
Income Fund				$49,134,046	$10.70			4,592,079


Fremont Money Market Fund and
Managers Fremont Money Market Fund
-----------------------------------





						        Net Asset Value
					Net Assets	  per Share		Shares Outstanding
					----------	---------------		------------------

Fremont Money Market Fund		$632,683,634	$1.00			632,706,488

Pro Forma Combined-Managers
Fremont Money Market Fund		$632,683,634	$1.00			632,706,488


    Comparison of Investment Advisers and
    Investment Advisory Fees
    -------------------------------------

Investment Advisor-the New Funds
--------------------------------
       Managers is the investment advisor to each New Fund. Managers has overall supervisory responsibility for the investment program of each New Fund. Managers selects and recommends, subject to the approval of the Board of Trustees of MTI, one or more subadvisors to manage each New Fund's investment portfolio. It also allocates assets to the asset managers based on certain evolving targets, monitors the performance, security holdings and investment strategies of these external asset managers and, when appropriate, researches any potential new asset managers for the New Funds. The SEC has given MTI an exemptive order permitting Managers to change subadvisors without prior shareholder approval, but subject to shareholder notification within 90 days of any such changes. The SEC has also given the Existing Funds an exemptive order that permits FIA, without shareholder approval but subject to certain conditions, to employ new subadvisors or terminate subadvisors for the Existing Funds and modify the terms of particular subadvisory agreements, subject to the approval of the Board of Directors. Managers also furnishes certain administrative, compliance and accounting services for MTI and each New Fund.

Subadvisors-the New Funds
-------------------------
       Managers has contracted with Kern Capital
Management LLC ("Kern"), Jarislowsky, Fraser
Limited ("JFL"), Northstar Capital Management, Inc.
("Northstar"), First Quadrant, L.P. ("First
Quadrant") and Armstrong Shaw Associates, Inc.
("Armstrong") to act as subadvisors for Managers
Fremont Global Fund. Managers has also contracted with JFL to act as subadvisor for Managers
International Growth Fund, First Quadrant, L.P.
to act as subadvisor for Managers Structured
Core Fund, TimesSquare Capital Management, Inc.
("TimesSquare") to act as subadvisor for Managers
Small Cap Fund, Kern to act as subadvisor for Managers Fremont Micro-Cap Fund and Managers
Fremont Institutional Micro-Cap Fund, Urdang
Securities Management, Inc. ("Urdang") to act as subadvisor for Managers Real Estate Securities Fund,
Pacific Investment Management Company LLC ("PIMCO") to act as subadvisor for Managers Fremont Bond Fund and Evergreen Investment Management Company, LLC
("Evergreen") to act as subadvisor for Managers
California Intermediate Tax-Free Fund (each of
Kern, JFL, Northstar, First Quadrant, Armstrong,
TimesSquare, Urdang, PIMCO and Evergreen a "Successor
Subadvisor" and together, the "Successor Subadvisors").

Managers Fremont Global Fund
----------------------------
       The day-to-day management of the investment operations of Managers Fremont Global Fund is provided by five subadvisors, each of which has a particular investment focus. Kern, located at 114
West 47th Street, Suite 1926, New York, NY 10036-1510, managed over $1.8 billion in assets as of December 31, 2003. JFL, located at 140 4th Avenue,S.W. Suite 1640,
Calgary, Alberta T2P 3N3 Canada, managed over $33.6 billion in assets as of December 31, 2003.
Northstar, located at 440 PGA Blvd, Suite 600,Palm
Beach Gardens, FL 33410 managed over $508 million in assets as of December 31, 2003. First Quadrant, which is affliated with Managers,located at 800
E. Colorado Blvd. Suite 900, Pasadena, CA 91101, held approximately $5.7 billion in assets under management as of December 31, 2003. Armstrong, located at 45 Grove Street, New Canaan, CT 06840, managed over $6.2 billion as of December 31, 2003.

Managers International Growth Fund
----------------------------------
       The day-to-day management of the investment operations of Managers International Growth Fund is provided by JFL. For more information about JFL, see
"Managers Fremont Global Fund" above.

Managers Structured Core Fund
-----------------------------
The day-to-day management of the investment operations of Managers Structured Core Fund is provided by First Quadrant. For more information about First Quadrant, see "Managers Fremont Global
Fund" above.

Managers Small Cap Fund
-----------------------
The day-to-day management of the investment operations of Managers Small Cap Fund is provided by TimesSquare. For more information about TimesSquare, see "Managers Fremont Global
Fund" above.

Managers Fremont Micro-Cap Fund
-------------------------------
The day-to-day management of the investment operations of Managers Fremont Micro-Cap Fund is provided by Kern. For more information about
Kern, see "Managers Fremont Global Fund" above.

Managers Fremont Institutional Micro-Cap Fund
---------------------------------------------
The day-to-day management of the investment operations of Managers Fremont Institutional
Micro-Cap Fund is provided by Kern. For more information about Kern, see "Managers Fremont
Global Fund" above.

Managers Real Estate Securities Fund
------------------------------------
The day-to-day management of the investment operations of Managers Real Estate Securities
Fund is provided by Urdang. Urdang, located at 630 West Germantown Pike, Suite 300, Plymouth
Meeting, PA 19642, managed $700 million in public real estate securities in separate accounts as of December 31, 2003.

Managers Fremont Bond Fund
--------------------------
The day-to-day management of the investment operations of Managers Fremont Bond Fund is provided by PIMCO. PIMCO, located at 840
Newport Center Drive, Newport Beach, CA 92660, managed over $373 billion in fixed-income investments for institutional clients as of December 31, 2003.

Managers California Intermediate Tax-Free Fund
----------------------------------------------
The day-to-day management of the investment operations of Managers California Intermediate
Tax-Free Fund is provided by Evergreen. Evergreen, located at 12 E. 49th Street, 21st Floor, New York,
NY 10017, managed more than $247 billion in assets as of December 31, 2003.

The day-to-day management of the investment operations of each Existing Fund, with the exceptions of the Fremont Global Fund, the Fremont Structured
Core Fund, the Fremont Real Estate Securities Fund and the Fremont Money Market Fund, is provided by one or more of the Successor Subadvisors. If the

Reorganization is approved by shareholders, the day-to-day management of the investment operations of each New Fund will continue to be provided by the same Successor Subadvisor(s) that currently provides such management to the Existing Fund with which the New Fund will be reorganized.


Portfolio Managers
------------------
[The Managers Fremont Global Fund is managed utilizing a team responsible for the overall management of the Fund including determining the portion of assets allocated to each portfolio of the Fund. Five subadvisors also manage portions of the Fund, each with a specific investment focus.]

Robert E. Kern, Jr. has served as lead portfolio manager of the Fremont U.S. Micro-Cap Fund since its inception in 1994. He is co-manager of the Managers
Fremont Micro-Cap Fund and Managers Fremont
Institutional Micro-Cap Fund and will continue in these capacities following the Reorganizations.

David Kern, CFA, co-founded Kern in 1997 and has served as its president. He is co-manager of the Managers Fremont Micro-Cap Fund and Managers Fremont
Institutional Micro-Cap Fund and will continue in these capacities following the Reorganizations.

JFL utilizes a team approach to manage Managers
International Growth Fund and will continue with this approach following the Reorganizations.

Northstar utilizes a team approach to manage its respective portion of the Managers Fremont Global
Fund and will continue this approach following the Reorganizations.

Christopher C. Luck, CFA, a partner in First Quadrant joined First Quadrant, in 1995 as Director of Equity
Management of its predecessor, First Quadrant
Corporation.  He isco-manager of the Managers
Structured Core Fund and will continue in this capacity following the Reorganizations.

R. Max Darnell joined First Quadrant in 1991 and has served as Partner, Chief Investment Officer and portfolio manager for the firm. He is co-manager of the Managers Structured Core Fund and will continue in this capacity following the Reorganizations.

Yvette C. Bockstein is a managing director and portfolio manager with over 37 years of investment experience. Prior to joining TimesSquare as Managing
Director and Portfolio Manager in 2000, Ms. Bockstein served as a portfolio manager of Fiduciary Trust Company
International, which she joined in 1978. Ms. Bockstein is co-manager of the Managers Small Cap Fund and will continue in this capacity following the Reorganizations.

Grant R. Babyak is a managing director and portfolio manager with over 15 years of investment experience.
Prior to joining TimesSquare in 2000, Mr. Babyak served as a portfolio manager of Fiduciary Trust Company
International, which he joined in 1996. Mr. Babyak is co-manager of the Managers Small Cap Fund and will continue in this capacity following the Reorganizations.

Todd Briddell, CFA,is Managing Director of Urdang, co-founded Urdang in 1995 and has 13 years of real estate industry experience. Mr. Briddell is co-manager of the Managers Real Estate Securities Fund and will continue in this capacity following the Reorganizations.

Dean Frankel, CFA, joined Urdang in 1997 and is a vice president and senior securities analyst. Mr.
Frankel is co-manager of the Managers Real Estate
Securities Fund and will continue in this capacity following the Reorganizations.

Peter Zabierek joined Urdang in 2003 and is a vice president and senior research analyst. Prior to joining Urdang, he was employed by Morgan Stanley as a senior equity research associate from 2002.
From 1998 through 2001, Mr. Zabierek was an associate for Salomon Smith Barney in its Real Estate
Investment Banking division. Mr. Zabierek is co-manager of the Managers Real Estate Securities Fund and will continue in this capacity following the Reorganizations.

William H. Gross, a founder and managing director of PIMCO, has been portfolio manager of the Fremont Bond
Fund since March 1994. He has over 30 years of professional fixed-income investment experience.
Mr. Gross is manager of the Managers Fremont Bond
Fund and will continue in this capacity following the Reorganizations.

Michael Pietronico is a managing director and senior portfolio manager at Evergreen. He is a member of the Evergreen Municipal Team and has 18 years of investment management experience. From 1995 through 2002, Mr.
Pietronico was a portfolio manager of OFFITBANK.
Effective January 1, 2003, OFFITBANK was merged into
Wachovia Bank and the Offit Investment Group became part of Evergreen. Mr. Pietronico is manager of the Managers California Intermediate Tax-Free Fund and will continue in this capacity following the Reorganizations.

        Investment Management Agreement--Existing Funds.
	-----------------------------------------------
FIA, in addition to providing investment management services, furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical, and bookkeeping functions of the Fremont Funds, provides suitable office space, necessary small office equipment and utilities, and general purpose accounting forms, supplies, and postage used at the offices of the Fremont Funds. FIA is responsible to pay transfer agency fees when such entities are engaged in connection with share holdings in the Existing Funds acquired by certain retirement plans. Each Existing
Fund (except Fremont U.S. Micro-Cap Fund) will pay all of its own expenses not assumed by FIA, including, but not limited to, the following: custodian, stock transfer, and dividend disbursing fees and expenses;
taxes and insurance; expenses of the issuance and redemption of shares of the Existing Fund (including stock certificates, registration or qualification fees and expenses); legal and auditing expenses; and the costs of stationery and forms prepared exclusively for the Existing Funds.

       With respect to Fremont U.S. Micro-Cap Fund
FIA hasagreed to bear all of the Funds' ordinary operating expenses in return for receiving a monthly fee of 2.5% per annum of the Funds' average daily net assets with respect to the first $30 million of assets in each Fund, 2.0% with respect to the next $70 million of assets in each Fund, and 1.5% thereafter.

       Each Existing Fund will bear all expenses relating to interest, brokerage commissions, other transaction charges relative to investing activities of the Existing
Fund, and extraordinary expenses (including for example, litigation expenses, if any). The allocation of general
Fremont Funds expenses among the Existing Funds is made on a basis that the directors deem fair and equitable, which may be based on the relative net assets of each Existing Fund or the nature of the services performed and relative applicability to each Existing Fund.

       For Fremont International Growth Fund, Fremont U.S.
Small Cap Fund, Fremont Real Estate Securities Fund,
Fremont Bond Fund, and Fremont California Intermediate
Tax-Free Fund, to the extent management fees are waived and/or other expenses are reimbursed by FIA, an Existing
Fund may reimburse FIA for any reductions in the Existing
Fund's expenses during the three years following that reduction if such reimbursement is requested by FIA, if such reimbursement can be achieved within the foregoing expense limit, and if the Board of Directors approves the reimbursement at the time of the request as not inconsistent with the best interest of the Existing Fund.
The obligation of the Funds to reimburse FIA with respect to the foregoing will terminate upon the closing of the Reorganizations.

       The Investment Advisory Agreements (the "Existing
Advisory Agreements") with respect to each Existing Fund may be renewed annually, provided that any such renewal has been specifically approved by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of an Existing Fund, and (ii) the vote of a majority of directors who are not parties to the respective Existing Advisory
Agreement or "interested persons" (as defined in the 1940
Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. Each
Existing Advisory Agreement provides that either party thereto has the right with respect to the respective Existing Fund to terminate it without penalty upon sixty (60) days' written notice to the other party, and that the Existing Advisory Agreement terminates automatically in the event of its assignment
(as defined in the 1940 Act).

       Under the Existing Advisory Agreement, FIA is paid a fee by the Existing Fund at an annual rate of the average daily net assets of each Existing Fund as described below.




Fund					Annual Investment Management Fee
----					------------------------------

Fremont Global Fund				0.60%

Fremont International Growth Fund		1.00%

Fremont Structured Core Fund			0.35%

Fremont U.S. Small Cap Fund			1.00%

Fremont U.S. Micro-Cap Fund		2.5% on the first $30 million,
					2.00% on the next $70 million,
					1.5% on average daily net assets
					     over $100 million

Fremont Institutional U.S.
Micro-Cap Fund					1.00%

Fremont Real Estate Securities Fund		0.85%

Fremont Bond Fund				0.40%

Fremont California Intermediate
Tax-Free Fund				0.40% on the first $25 million,
					0.35% on the next $25 million,
					0.30% on the next $50 million,
					0.25% on the next $50 million
					0.20% on average daily net assets
						over $150 million

Fremont Money Market Fund		0.30% on the first $50 million,
					0.20% on average daily net assets
						over $50 million


       The Existing Funds' Board of Directors have approved an Operating Expense Agreement which contractually obligates FIA to limit the expenses of certain funds
(as a percentage of average net assets)
for an indefinite period as described below.




Fund					Expense Limitation
----					------------------

Fremont International Growth Fund		1.50%

Fremont U.S. Small Cap Fund			1.60%

Fremont Real Estate Securities Fund		1.50%

Fremont California Intermediate
Tax-Free Fund					0.55%

Fremont Institutional U.S. Micro-
Cap Fund					1.35%

Fremont U.S. Micro-Cap Fund			1.98%


       Also, under the Operating Expense Agreement, FIA is obligated to waive 0.05% of the 0.15% administrative fee for Fremont Bond Fund. Also, effective November 1, 2003,
FIA voluntarily agreed to reimburse Existing Fund operating expenses that exceed 0.60% of the Bond Fund's average net assets. FIA may remove this waiver at any time in the future.

       The Administration Agreements with respect to Fremont International Growth Fund, Fremont Institutional
U.S. Micro-Cap Fund, Fremont U.S. Small Cap Fund,
Fremont Money Market Fund, Fremont Bond Fund,
Fremont Real Estate Securities Fund, Fremont Global Fund,
Fremont Structured Core Fund, and Fremont California
Intermediate Tax-Free Fund, also provide for the payment of an administrative fee to FIA at an annual rate of 0.15% of average net assets.

        Investment Management Agreement--New Funds.
The terms of the investment management agreement between Managers and the New Funds (the "Successor
Management Agreement") provide for Managers to have overall supervisory responsibility for each New Fund's general investments and management of its assets in accordance with the New Fund's investment objectives, policies and restrictions subject to such direction as it may receive from MTI's Board of Trustees from time to time. Managers is responsible for
(a) selecting and recommending to the Trustees of MTI one or more subadvisors for each New Fund and for monitoring and evaluating the performance of each subadvisor on an ongoing basis and
(b) exercising investment discretion and making all determinations with respect to any portion of an New Fund's assets not assigned to a subadvisor, including determinations regarding the purchase and sale of portfolio securities.

       The Successor Management Agreement has an initial two year term and then continues in effect, unless terminated as described below, for successive one year periods, so long as its continuance is approved at least annually (a) by thevote of a majority of the outstanding voting securities of each New Fund (as defined in the 1940 Act) or (b) by the vote of a majority of MTI's Board of Trustees, provided that in either event the continuance is also approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on the continuance. The
Successor Management Agreement terminates automatically in the event of its assignment
(as defined in the 1940 Act) and may be
terminated at any time, without the payment of any penalty, (i) by the vote of a majority of MTI's Board of Trustees, (ii) by vote of a majority of the outstanding voting securities of MTI, or (iii) with respect to a New Fund, by vote of a majority of the outstanding shares of the New Fund, in each case upon sixty (60) days' written notice to Managers. The Successor Management
Agreement may be terminated by Managers upon sixty
(60) days' written notice to MTI.  The Successor
Management Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations or duties, Managers is not subject to liability to an New Fund or any New Fund shareholder for any act or omission in the course of, or connected with, services rendered under the agreement or for any losses that may be sustained in the purchase, holding, or sale of any security, provided that these provisions shall not protect
Managers from liability in violation of the 1940
Act.

       Under the Successor Management Agreement, for both the services provided to, and the expenses assumed for each New Fund, Managers is paid a fee by the New Fund. This fee is computed daily and paid monthly, at an annual rate of a certain percentage of the average daily net assets of each Existing Fund. The annual investment advisory fee rate of each New Fund is as follows:



Fund						Annual Investment Management Fee
----						------------------------------

Managers Fremont Global Fund				0.60%

Managers International Growth Fund			1.00%

Managers Structured Core Fund				0.35%

Managers Small Cap Fund					1.00%

Managers Fremont Micro-Cap Fund				1.00%

Managers Fremont Institutional Micro-Cap Fund		1.00%

Managers Real Estate Securities Fund			0.85%

Managers Fremont Bond Fund				0.40%

Fremont California Intermediate
Tax-Free Fund					0.40% on the first $25 million,
						0.35% on the next $25 million,
						0.30% on the next $50 million,
						0.25% on the next $50 million
					     0.20% on average daily net assets
						    over $150 million

Fremont Money Market Fund			0.30% on the first $50 million,
						0.20% on average daily net assets
						    over $50 million




       If each Reorganization is approved, Managers will contractually agree to continue for each New
Fund the current expense limitation currently being maintained by FIA with respect to the corresponding
Existing Fund for at least the next year, as applicable.
Consequently, until at least March 1, 2006, provided that Managers remains investment advisor to the New
Funds, Managers has agreed to waive fees and pay or reimburse each New Fund to the extent total expenses
(exclusive of brokerage, interest, taxes and extraordinary expenses) of the New Fund exceed certain specified percentages of the average daily net assets for each New Fund. Each New Fund is obligated to repay Managers the amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that repayment would not cause the New Fund's expenses in any such future year to exceed the percentage limitation established for the corresponding Existing Fund as set forth above.

       Managers also serves as the administrator to the New Funds and receives compensation from MTI pursuant to an Administration and Shareholder
Services Agreement. Under that agreement, Managers supervises the overall administration of and certain shareholder services for each New Fund.
The administrative services include supervising the preparation and filing of all documents required for compliance by each New Fund with applicable laws and regulations, supervising the maintenance of books and records, and other general and administrative responsibilities.
The shareholder services include processing and/or coordinating New Fund share purchases and redemption, responding to inquiries from shareholders and providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners. For providing these services, Managers receives a fee from each New Fund of 0.25% per annum of its average daily net assets, except for Managers Fremont Money Market Fund, which pays 0.15% per annum of its average daily net assets.

        Subadvisory Agreements--Existing Funds.
	---------------------------------------
The Existing Advisory Agreements authorize FIA, at its option and at its sole expense, to appoint a Subadvisor, which may assume all or a portion of the responsibilities and obligations of FIA pursuant to the Existing Advisory Agreement as shall be delegated to the Subadvisor. Any appointment of a Subadvisor and assumption of responsibilities and obligations of FIA by such Subadvisor is subject to approval by the Board of Directors and, as required by law, the shareholders of the affected Existing Fund. FIA has entered into subadvisory agreements (the "Existing
Subadvisory Agreements") with Armstrong Shaw
Associates, Inc., Jarislowsky, Fraser Limited,
Kern Capital Management LLC and Northstar
Capital Management, Inc. to serve as subadvisors to Fremont Global Fund, with Jarislowsky, Fraser
Limited to serve as subadvisor to Fremont
International Growth Fund, with TimesSquare
Capital Management, Inc. to serve
as subadvisor to Fremont U.S. Small Cap Fund, and with Kern Capital Management LLC to serve as subadvisor to Fremont U.S. Micro-Cap Fund and
Fremont Institutional U.S. Micro-Cap Fund. FIA has also entered into Existing Subadvisory
Agreements with Urdang Securities Management to serve as subadvisor to

Fremont Real Estate Securities Fund, with Pacific
Investment Management Company, LLC to serve as subadvisor to Fremont Bond Fund and with Evergreen
Investment Management Company, LLC to serve as subadvisor to Fremont California Intermediate
Tax-Free Fund.

       Each Existing Subadvisory Agreement
continues for successive one year periods, so long as its continuance is approved at least annually (a) by the vote of a majority of the outstanding voting securities of the Existing
Fund (as defined in the 1940 Act) or (b) by the vote of a majority of the Fremont Funds' Board of Directors, provided that in either event the continuance is also approved by the vote of a majority of FMF's Independent Directors cast in person at a meeting called for the purpose of voting on the continuance. Each Existing
Subadvisory Agreement will terminate
automatically in the event of its assignment
(as defined in the 1940 Act).  Each Existing
Subadvisory Agreement also provides that an Existing Fund, by the vote of a majority of FMF's Board of Trustees or a majority of its outstanding voting securities, may terminate an agreement, without penalty, on sixty (60) days written notice to the Existing Subadvisor and the Existing Subadvisor may terminate an agreement, without penalty, on one-hundred and twenty (120) days written notice to FIA. FIA may terminate an agreement, without penalty, on one-hundred and twenty (120) days written notice to the Existing Subadvisor.

       The Existing Subadvisory Agreements provide that the Existing Subadvisors agree to manage the investment of the applicable Existing Fund's assets, subject to the applicable provisions of the Fremont Funds' Articles of Incorporation, Bylaws and current registration statement (including, but not limited to, the investment objective, policies, and restrictions delineated in the Existing Funds' current
Prospectus and Statement of Additional Information), as interpreted from time to time by the Board of Directors.

       For their services under the Existing Subadvisory
Agreements, FIA (not the Funds) has agreed to pay the Existing Subadvisors an annual fee equal to the percentages set forth below of the value of the applicable Existing
Fund's average net assets allocated to the Subadvisor, payable monthly, as follows:




Fund					Annual Investment Subadvisory Fee
----					---------------------------------

Fremont Global Fund				To Kern:  0.50%

						To Jarislowsky Fraser*:
				  	0.60% on first $25 million,
					0.50% on the next $25 million,
					0.40% on the next $25 million,
					0.30% on the next $25 million,
			       		0.20% in excess of $100 million


						To Northstar*:
					0.50% on the first $50 million
					0.40% on the next $150 million
					0.35% on the next $800 million
					0.25% on the amount in excess of $1 billion


						To First Quadant LP:  0.35%


						To Armstrong:
					0.75% on the first $25 million
					0.50% on the next $50 million
					0.40% on the next $50 million
					0.30% on the amount in excess of $125 million


Fremont International Growth Fund	0.60% on first $25 million,
					0.50% on the next $25 million,
					0.40% on the next $25 million,
					0.30% on the next $25 million,
					0.20% in excess of $100 million

Fremont Structured Core Fund			0.35%


Fremont U.S. Small Cap Fund		0.85% on first $50 million,
					0.70% on the next $50 million,
					0.65% in excess of $100 million

Fremont U.S. Micro-Cap Fund		1.25% on first $25 million,
					1.00% on the next $75 million,
					0.75% in excess of $100 million

Fremont Institutional
U.S. Micro-Cap Fund				0.75%

Fremont Real Estate Securities Fund		0.65%

Fremont Bond Fund				0.25%

Fremont California Intermediate
Tax-Free Fund				0.25% on first $25 million,
					0.20% in excess of $25 million


* Fee aggregation applies to all accounts managed by Jarislowsky Fraser Limited, and Northstar Capital Management,
Inc. for FMF. Each Existing Fund or portfolio managed by the subadvisor pays its pro-rata share of the aggregated fee.




        Subadvisory Agreements--New Funds.
	----------------------------------
Under the subadvisory agreements between Managers and each Successor Subadvisor (the "Successor
Subadvisory Agreements"), each Successor Subadvisor manages all or a portion of a New Fund's portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the New Fund in accordance with the New Fund's investment objectives, policies, and investment restrictions. The Successor
Subadvisor provides these services subject to the general supervision of Managers and MTI's Board of Trustees.

       Each Successor Subadvisory Agreement has an initial term of two years and then continues in effect, unless terminated as described below, for successive one year periods, so long as its continuance is approved at least annually (a) by the vote of a majority of the outstanding voting securities of the New Fund (as defined in the 1940
Act) or (b) by the vote of a majority of MTI's Board of Trustees, provided that in either event the continuance is also approved by the vote of a majority of MTI's Independent Trustees cast in person at a meeting called for the purpose of voting on the continuance. Each Successor Subadvisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Under the terms of each Successor Subadvisory Agreement, the agreement may be terminated: (i) by Managers at any time, without payment of a penalty, upon notice to the Successor Subadvisor and MTI, (ii) with respect to a New Fund, at any time, without payment of a penalty, by MTI or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the New Fund upon notice to the Successor Subadvisor, or (iii) by the Successor Subadvisor at any time, without payment of a penalty, upon thirty (30) days' written notice to Managers and MTI. Each Successor Subadvisory
Agreement provides that the Successor Subadvisor shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by Managers or MTI in connection with the Successor Subadvisory Agreement, except by reason of the Subadvisor's willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Successor Subadvisor's reckless disregard of its obligations and duties under the Successor Subadvisory Agreement.

Under each Successor Subadvisory Agreement, a
Successor Subadvisor receives a subadvisory fee from Managers (not from the New Fund), computed daily and paid monthly, at an annual rate as follows:




Fund					Annual Investment Subadvisory Fee
----					---------------------------------

Managers Fremont Global Fund			To Kern:  0.50%

						To Jarislowsky Fraser*:
				  	0.60% on first $25 million,
					0.50% on the next $25 million,
					0.40% on the next $25 million,
					0.30% on the next $25 million,
			       		0.20% in excess of $100 million


						To Northstar*:
					0.50% on the first $50 million
					0.40% on the next $150 million
					0.35% on the next $800 million
					0.25% on the amount in excess of $1 billion


						To First Quadant LP:  0.35%


						To Armstrong:
					0.75% on the first $25 million
					0.50% on the next $50 million
					0.40% on the next $50 million
					0.30% on the amount in excess of $125 million



Managers International Growth Fund	0.60% on first $25 million,
					0.50% on next $25 million,
					0.40% on next $25 million,
					0.30% on next $25 million,
					0.20% in excess of $100 million

Managers Structured Core Fund			0.35%

Managers Small Cap Fund			0.85% on first $50 million,
					0.70% on next $50 million,
					0.65% in excess of $100 million

Managers Fremont Micro-Cap Fund			0.75%

Managers Fremont Institutional
Micro-Cap Fund					0.75%

Managers Real Estate Securities Fund		0.60%

Managers Fremont Bond Fund			0.25%

Managers California Intermediate
Tax-Free Fund				0.25% on first $25 million,
					0.20% in excess of $25 million



* Fee aggregation shall apply to all accounts managed by Jarislowsky Fraser Limited, and Northstar Capital Management,
Inc. for FMF> Each Existing Fund managed by the subadvisor will pay its pro-rata share of the aggregated fee.


Independent Public Accountants
------------------------------
MTI has selected PricewaterhouseCoopers LLP,
125 High Street, Boston, Massachusetts 02110, as the independent accountants for the New Funds for the fiscal year ending October 31, 2005.



Other Principal Service Providers
---------------------------------


	The following table lists the principal service providers for the Existing Funds and the New Funds. The Reorganization is not expected to result in an increase of transfer agency or custodial expenses for shareholders of the Existing Funds.

			SERVICE PROVIDERS
			=================





SERVICE 		EXISTING FUNDS				NEW FUNDS
-------			--------------				---------


Investment Adviser 	Fremont Investment Advisors, Inc.	The Managers Funds LLC
			333 Market Street, Suite 2600		800 Connecticut Avenue
			San Francisco, California 94105		Norwalk, Connecticut 06854


Distributor		Quasar Distributors LLC			Managers Distributors, Inc.
			615 East Michigan Street		800 Connecticut Avenue
			Milwaukee, Wisconsin 53202		Norwalk, Connecticut 06854


Administrator		Fremont Investment Advisors, Inc. 	The Managers Funds LLC
			333 Market Street, Suite 2600 		800 Connecticut Avenue
			San Francisco, California 94105		Norwalk, Connecticut 06854


Custodian		State Street Bank & Trust Company 	State Street Bank & Trust Company
			801 Pennsylvania			801 Pennsylvania
			Kansas City, Missouri 64105		Kansas City, Missouri 64105


Fund Accountant		State Street Bank & Trust Company 	State Street Bank & Trust Company
			801 Pennsylvania			801 Pennsylvania
			Kansas City, Missouri 64105		Kansas City, Missouri 64105


Transfer Agent and 	PFPC, Inc.				PFPC, Inc.
Dividend Disbursing 	4400 Computer Drive			4400 Computer Drive
Agent			Westborough, Massachusetts 01581-5120	Westborough, Massachusetts 01581-5120


Independent Auditors	PricewaterhouseCoopers LLP		PricewaterhouseCoopers LLP
			333 Market Street			125 High Street
			San Francisco, California 94105		Boston, Massachusetts 02110





IV.	INFORMATION ON VOTING
=============================

   Proxy Solicitation
   ------------------
       This Proxy Statement/Prospectus is being provided in connection with the solicitation of proxies by the Boards of Directors of the Fremont
Funds to solicit your vote for the Reorganizations at a meeting of shareholders of the Existing
Funds, which we refer to as the "Meeting."  The
Meeting is scheduled to begin on ________________, 2004 at 10:00 a.m. (Pacific Time).

       In addition to the solicitation of proxies by mail or expedited delivery service, the Fremont
Funds' Directors, and employees and agents of FIA and Fremont Funds and their affiliates may solicit proxies by telephone. The Funds have engaged the proxy solicitation firm of [_________________], which will receive a fee for its solicitation services estimated at [__________] and reimbursement of out-of-pocket expenses estimated at [__________]. Such fees and expenses will be paid by FIA and Managers. The Existing
Funds and the New Funds will not pay any of the costs associated with the preparation of this Proxy Statement/Prospectus or the solicitation of proxies.

   Revocability of Proxies
   -----------------------
       You may revoke a proxy once it is given.
If you desire to revoke a proxy, you must submit a later dated proxy or a written notice of revocation to the appropriate Existing Fund.
You may also give written notice of revocation in person at the Meeting (however, your presence at the Meeting alone is not sufficient to revoke your proxy). All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR each proposal.

   Voting Procedures
   -----------------
       You may vote in one of three ways:

*	complete and sign the enclosed proxy
	card and mail it to us in the enclosed
	prepaid return envelope
	(if mailed in the United States)

*	vote on the Internet at [www.____________.com]
	(follow the instructions provided)

*	call the toll-free number printed on your
	proxy ballot

Please note, to vote via the Internet or telephone, you will need the "control number" that appears on your proxy card.

       Only shareholders of record on ______________, 2004 are entitled to receive notice of and to vote at the Meeting. Each share held as of the close of business on ______________, 2004 is entitled to one vote. For each Existing Fund, the presence in person or by proxy of shareholders entitled to cast more than 50% of the votes eligible to be cast at the Meeting will constitute a quorum for the conduct of all business. When a quorum is present, approval of the Reorganization will require the affirmative vote of more than 50% of the Existing Fund's outstanding shares. The Meeting may be adjourned from time to time by a majority of the votes properly voting on the question of adjourning the Meeting to another date and time, whether or not a quorum is present, and the Meeting may be held as adjourned within a reasonable time after the date set for the original
Meeting without further notice. The persons named as proxies will vote those shares that they are entitled to vote in favor of adjournment if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal. If the adjournment requires setting a new record date or the adjournment is more for more than 60 days from the date set for the original meeting (in which case the Board of Directors will set a new record date), the Fremont
Funds will give notice of the adjourned meeting to the shareholders. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting.

       All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares) will be counted towards establishing a quorum. Approval of the Reorganization will occur only if a sufficient number of votes at the Meeting are cast FOR that proposal. Abstentions do not constitute a vote "for" and effectively result in a vote "against" the proposal.
Broker non-votes do not represent a vote "for" and effectively result in a vote "against" the proposal.

       The Boards know of no matters other than those described in this Proxy/Prospectus that will be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Boards' intention that proxies will be voted on such matters based on the judgment of the persons named in the enclosed form of proxy.

   Annual Meetings and Shareholder Meetings
   ----------------------------------------
       The Existing Funds normally will not hold meetings of shareholders except as required under the 1940 Act. The New Funds do not presently hold annual meetings of shareholders for the election of Trustees or other business unless otherwise required by the 1940 Act. Any shareholder proposal for a shareholder meeting must be presented to the Existing Funds or the New Funds within a reasonable time before proxy materials for the next meeting are sent to shareholders. Because regular shareholder meetings are not held, no anticipated date of the next meeting can be provided.

   Interest of Certain Persons in the Transactions
   -----------------------------------------------

Existing Funds
--------------
       To the knowledge if the Existing Funds, the following are the only persons who owned of record or beneficially, five percent or more of the outstanding shares of any class of any Existing Fund as of June
30, 2004:



Fremont Global Fund
-------------------

Name and Address			Percentage Ownership		Type of Ownership
----------------			--------------------		-----------------

Fremont Group Retirement Plan		6.9%				401(k) Plan
State Street Bank & Trust Co
FBO The Fremont Group Retirement Plan
C/O Citistreet
Attn: Bonnie Seifried
3 Batterymarch Park
Quincy, MA 02169-7422



				65




Fremont International Growth Fund
---------------------------------

Name and Address			Percentage Ownership		Type of Ownership
----------------			--------------------		-----------------

National Financial Services Corp	33.0%				Broker/Dealer Omnibus Account
Exclusive Benefit of Customers
Liberty Street
New York, NY  10281-1003

Charles Schwab & Co, Inc.		 9.9%				Broker/Dealer Omnibus Account
101 Montgomery Street
San Francisco, CA  94104-4122

Stephen D Bechtel Jr & 			 8.3%				Independent Fiduciary as Trustee
Elizabeth Hogan Bechtel
Attn: Kien Quach
P.O. Box 193809
San Francisco, CA  94119-3809

Fremont Group Retirement Plan		 5.8%				401(k) Plan
State Street Bank & Trust Co.
C/O Citistreet
Attn: Bonnie Seifried
FBO The Fremont Group Retirement Plan
3 Batterymarch Park
Quincy, MA  02169-7422



Fremont Structured Core Fund
----------------------------

Name and Address			Percentage Ownership		Type of Ownership
----------------			--------------------		-----------------

Fremont Sequoia Holdings LP		12.0%				Partnership
Attn: Fremont Controller
Fremont Street
San Francisco, CA  94105-2245



				66




Fremont U.S. Small Cap Fund
---------------------------

Name and Address			Percentage Ownership		Type of Ownership
----------------			--------------------		-----------------

Charles Schwab & Co, Inc.		22.4%				Broker/Dealer Omnibus Account
101 Montgomery Street
San Francisco, CA  94104-4122

Fremont Sequoia Holdings LP		12.6%				Partnership
Attn: Fremont Controller
Fremont Street
San Francisco, CA  94105-2245

National Financial Services Corp.	 5.1%				Broker/Dealer Omnibus Account
200 Liberty Street
New York, NY  10281-1003



Fremont US. Micro-Cap Fund
--------------------------

Name and Address			Percentage Ownership		Type of Ownership
----------------			--------------------		-----------------

Charles Schwab & Co, Inc.		44.6%				Broker/Dealer Omnibus Account
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services(Fidelity)	13.1%				Broker/Dealer Omnibus Account
1 World Financial Center
New York, NY  10281-1003

Prudential Investment Mgmt Services	 6.6%				Broker/Dealer Omnibus Account
FBO All Mutual Fund Clients
Attn: PruChoice Unit
Mail Stop 194-201
194 Wood Avenue S
Iselin, NJ  08830-2710



Fremont Institutional U.S. Micro-Cap Fund
-----------------------------------------

Name and Address			Percentage Ownership		Type of Ownership
----------------			--------------------		-----------------
National Financial Services Corp.	31.8%				Broker/Dealer Omnibus Account
200 Liberty Street
New York, NY  10281-1003

Charles Schwab & Co, Inc.		22.3%				Broker/Dealer Omnibus Account
101 Montgomery Street
San Francisco, CA  94104-4122



				67



				68





Fremont Real Estate Securities Fund
-----------------------------------

Name and Address			Percentage Ownership		Type of Ownership
----------------			--------------------		-----------------
Charles Schwab & Co, Inc.		32.1%				Broker/Dealer Omnibus Account
101 Montgomery Street
San Francisco, CA  94104-4122

Fremont Group Retirement Plan		11.7%				401(k) Plan
State Street Bank & Trust Co.
C/O Citistreet
Attn: Bonnie Seifried
FBO The Fremont Group Retirement Plan
3 Batterymarch Park
Quincy, MA  02169-7422

National Financial Services Corp.	 6.3%				Broker/Dealer Omnibus Account
200 Liberty Street
New York, NY  10281-1003



Fremont Bond Fund
-----------------

Name and Address			Percentage Ownership		Type of Ownership
----------------			--------------------		-----------------

Charles Schwab & Co, Inc.		21.3%				Broker/Dealer Omnibus Account
101 Montgomery Street
San Francisco, CA  94104-4122

Ernst & Young Master Retirement TR	17.9%				Independent Fiduciary as Trustee
JP Morgan Chase TTEE
FBO Ernst & Young Master Retirement TR
Attn: Rolando Mayorga
3 Metrotech Center 6th Floor
Brooklyn, NY  11245-0002

National Financial Services(Fidelity)	13.9%
1 World Financial Center
New York, NY  10281-1003


Fremont California Intermediate
Tax- Free Fund
-------------------------------

Name and Address			Percentage Ownership		Type of Ownership
----------------			--------------------		-----------------


				69



Bechtel Foundation			42.2%				Profit Sharing
Long Term Fund LP -
Institutional
Northern Trust Co
FBO BF Long Term Fund LP -
Institutional
801 South Canal Street
Chicago, IL  60675

Willis S & 				13.6%				Independent Fiduciary as Trustee
Marion B Slusser TTEES
Slusser 2002 Family Trust
200 Deer Valley Road #10
San Rafael, CA  94903

Charles Schwab & Co, Inc.	 	10.0%				Broker/Dealer Omnibus Account
101 Montgomery Street
San Francisco, CA  94104-4122



Fremont Money Market Fund
-------------------------

Name and Address			Percentage Ownership		Type of Ownership
----------------			--------------------		-----------------
Bechtel Master Trust/			61.1%				401(k) Plan
Qualified Benefit
State Street Corp TTEE
Bechtel Master Trust
for Qualified Employee
Benefit TR U/A DTD 7/1/85
Attn: Raisa Barkaloff
105 Rosemont Ave #2N
Westwood, MA  02090-2318

Fremont US Micro-Cap Fund		 7.9%				Bank as Trustee
State Street Bank
Attn: Tim Heili
FBO Fremont US Micro Cap Fund
801 Pennslyvania
Kansas City, MO  64105

Fremont Institutional US 		 6.4%				Bank as Trustee
Micro-Cap Fund
State Street Bank
Attn: Tim Heili
FBO Fremont Ins US Micro Cap Fund
801 Pennslyvania
Kansas City, MO  64105



To the knowledge of the Existing Funds, the following are the only persons who owned of record or beneficially, 25% or more of the outstanding shares of any class of any Existing Fund, as of June 30, 2004:


Fremont International Growth Fund
---------------------------------

Name and Address			Percentage Ownership		Type of Ownership
----------------			--------------------		-----------------

National Financial Services Corp	33.0%				Broker/Dealer Omnibus Account
Exclusive Benefit of Customers
200 Liberty Street
New York, NY  10281-1003


Fremont US. Micro-Cap Fund
--------------------------


				70



Name and Address			Percentage Ownership		Type of Ownership
----------------			--------------------		-----------------

Charles Schwab & Co, Inc.		44.6%				Broker/Dealer Omnibus Account
101 Montgomery Street
San Francisco, CA  94104-4122

				71



Fremont Institutional
U.S. Micro-Cap Fund
---------------------

Name and Address			Percentage Ownership		Type of Ownership
----------------			--------------------		-----------------
National Financial Services Corp.	31.8%				Broker/Dealer Omnibus Account
101 Montgomery Street
200 Liberty Street
New York, NY  10281-1003



Fremont Real Estate Securities Fund
-----------------------------------

Name and Address			Percentage Ownership		Type of Ownership
----------------			--------------------		-----------------
Charles Schwab & Co, Inc.		32.1%				Broker/Dealer Omnibus Account
101 Montgomery Street
San Francisco, CA  94104-4122


Fremont California Intermediate Tax- Free Fund
----------------------------------------------

Name and Address			Percentage Ownership		Type of Ownership
----------------			--------------------		-----------------

Bechtel Foundation Long Term 		42.2%				Profit Sharing
Fund LP - Institutional
Northern Trust Co
FBO BF Long Term Fund LP -
Institutional
801 South Canal Street
Chicago, IL  60675


Fremont Money Market Fund
-------------------------

Name and Address			Percentage Ownership		Type of Ownership
----------------			--------------------		-----------------

Bechtel Master Trust/Qualified Benefit	61.1%				401(k) Plan
State Street Corp TTEE
Bechtel Master Trust for Qualified
Employee Benefit TR U/A DTD 7/1/85
Attn: Raisa Barkaloff
105 Rosemont Ave #2N
Westwood, MA  02090-2318


	As of June 30, 2004, the Directors and
Officers of the Existing Funds as a group owned less than 1% of the outstanding shares of each Existing Fund.

New Funds
---------

	No shares of the New Funds were outstanding as of June 30, 2004.

Annual Meetings and Shareholder Meetings
----------------------------------------

The Existing Funds normally will not hold meetings of shareholders except as required under the 1940 Act.
The New Funds do not presently hold annual meetings of shareholders for the election of Trustees or other business unless otherwise required by the 1940 Act.
Any shareholder proposal for a shareholder meeting must be presented to the Existing Funds or the New
Funds within a reasonable time before proxy materials for the next meeting are sent to shareholders.
Because regular shareholder meetings are not held, no anticipated date of the next meeting can be provided.

			AVAILABLE INFORMATION
			---------------------
The Existing Funds and the New Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940 and in accordance therewith file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W.,
Washington, D.C. 20549. Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange
Commission, 450 Fifth Street, N.W., Washington, D.C.
20549.

	     ===============================
		FREMONT MUTUAL FUNDS, INC.
	      333 MARKET STREET, SUITE 2600
	     SAN FRANCISCO, CALIFORNIA 94105
	     ===============================


        By my signature below, I appoint each of [______________________], officers of Fremont Mutual
Funds, Inc. (the "Fremont Funds"), as my proxies and attorneys to vote acting alone or together, all shares of the Fund(s) identified below that I am entitled to vote at the Special Meeting(s) of Shareholders of Fremont Bond Fund, Fremont California Intermediate
Tax-Free Fund, Fremont Global Fund, Fremont Money
Market Fund, Fremont Institutional U.S. Micro-Cap
Fund, Fremont International Growth Fund, Fremont
Real Estate Securities Fund, Fremont Structured
Core Fund, Fremont U.S. Micro-Cap Fund, Fremont
U.S. Small Cap Fund, Fremont Large Cap Growth
Fund and Fremont Large Cap Value Fund (the "Existing
Funds") of Fremont Funds to be held at the offices of Fremont Mutual Funds, Inc., 333 Market Street,
Suite 2600, San Francisco, California 94105 , on
_______________, 2004, at 10:00 a.m. (Pacific time),
and at any adjournments of the Meeting. The proxies shall have all the powers that I would possess if present. I hereby revoke any prior proxy, and ratify and confirm all that the proxies, or any of them, may lawfully do. I acknowledge receipt of the notice of special shareholders meeting and the combined proxy statement/prospectus, dated ________________, 2004.

        These proxies shall vote my shares according to my instructions given below with respect to the proposal. If I do not provide an instruction below, I understand that the proxies will vote my shares in favor of the proposal. The proxies will vote on any other matter that may arise in the meeting according to their best judgment.

        This Proxy is solicited by the Board of
Directors of the Fremont Funds in support of the proposals.

        PLEASE VOTE BY CHECKING THE APPROPRIATE BOX:

1.	To approve the transfer all of the assets
and stated liabilities of the Existing Fund to a corresponding New Fund advised by The
Managers Funds, LLC pursuant to an Agreement and Plan of Reorganization.

[ ]FOR		[ ]AGAINST	[ ] ABSTAIN

Name of Fund__________________________


No. of Shares_________________________


Signature of Shareholder(s):

By:__________________________________

	Name:
	Title, if applicable:

By:__________________________________

	Name:
	Title, if applicable:
Control No.  _________________________
        NOTE: Please make sure that you complete, sign and date your proxy card. Please sign exactly as your name(s) appear on your account. When signing as a fiduciary, please give your full title as such.
Each joint owner should sign personally. Corporate proxies should be signed in full corporate name by an authorized officer.

        For your convenience, you may vote by returning the proxy ballot in the enclosed postage paid envelope.
You also may vote by Internet by going to [www._______________.com] and following the instructions.
Last, you may vote by calling toll-free [telephone].
To vote by Internet or telephone, you will need the control number printed above on this ballot card.

			==========
			APPENDIX A
			==========


	FORM OF AGREEMENT AND PLAN OF REORGANIZATION
	--------------------------------------------
       		    [To be provided]

			==========
			APPENDIX B
			==========


	   COMPARISON OF INVESTMENT RESTRICTIONS
	   -------------------------------------

Comparative Information on Fundamental Investment
Restrictions of Existing Funds against corresponding
New Funds



Subject Matter
of Restriction 	     Existing Fund				New Fund
--------------	     -------------				--------

Borrowing	     No Fund may borrow money, except from      The Fund may not borrow money, except (i)
		     banks for temporary or emergency 		in amounts not to exceed 33 1/3% of the
		     purposes not in excess of 30% of the 	value of the Fund's total assets (including the
		     value of the Fund's total 			amount borrowed) taken at market value
		     assets. A Fund will not purchase 		from banks or through reverse repurchase
		     securities while such borrowings are 	agreements or forward roll transactions, (ii)
		     outstanding.				up to an additional 5% of its total assets fo
								temporary purposes, (iii) in connection with
								short-term credits as may be necessary for the
								clearance of purchases and sales of portfolio
								securities and (iv) the Fund may purchase
								securities on margin to the extent permitted
								by applicable law.  For purposes of this
								investment restriction, investments in short
								sales, roll transactions, futures contracts,
								options on futures contracts, securities or
								indices and forward commitments, entered
								into in accordance with the Fund's
								investment policies, shall not constitute
								borrowing.

Lending		   No Fund may make loans, except that a 	The Fund may not make loans, except that
		   Fund may purchase debt securities, enter 	the Fund may (i) lend portfolio securities in
		   into repurchase agreements, and make		accordance with the Fund's investment
		   loans of portfolio securities amounting 	policies up to 33 1/3% of the Fund's total
		   to not more than 33 1/3% of its net 		assets taken at market value, (ii) enter into
		   assets calculated at the time 		repurchase agreements, (iii) purchase all or a
		   of the securities lending.			portion of an issue of debt securities, bank
								loan participation interests, bank certificates
								of deposit, bankers' acceptances, debentures
								or other securities, whether or not the
								purchase is made upon the original issuance
								of the securities and (iv) lend portfolio
								securities and participate in an interfund
								lending program with other series of the
								Trust provided that no such loan may be
								made if, as a result, the aggregate of such
								loans would exceed 33 1/3% of the value of
								the Fund's total assets.

Diversification   No fund may change its status as either a 	No fundamental restriction.
		  diversified or a non-diversified
		  investment company.


						C-1




Industry 	  No Fund may invest 25% or more of the 	The Fund may not invest more than 25% of
Concentration	  value of its total assets in the securities 	its total assets in the securities of one or more
		  of issuers conducting their principal 	issuers conducting their principal business
		  business activities in the same industry, 	activities in the same industry (excluding the
		  except that this limitation 			U.S. Government or its agencies or
		  shall not apply to securities issued or 	instrumentalities).
		  guaranteed as to principal and interest
		  by the U.S. Government or any of its
		  agencies or instrumentalities, to tax
		  exempt securities issued by state
		  governments or political subdivisions
		  thereof, or to investments by Fremont
		  Money Market Fund in securities of
		  domestic banks, of foreign branches of
		  domestic banks where the domestic bank
		  is unconditionally liable for the
	 	  security, and domestic branches of foreign
		  banks subject to the same regulation of
	          domestic banks, or to investments by
		  Fremont Real Estate Securities Fund in
	          companies engaged in the real estate
		  industry, including real estate investment
		  trusts.







Commodities &     No Fund may buy or sell real estate 		The Fund may not purchase or sell physical
Commodity 	  (including real estate limited partnerships) 	commodities, except that each Fund may
Contracts	  or commodities or commodity contracts;	purchase or sell options and futures contracts
		  however, the Funds may invest in 		thereon.
		  securities secured by real estate,
		  or issued by companies which invest in
		  real estate or interests therein, including
		  real estate investment trusts, and may
		  purchase and sell currencies (including
		  forward currency exchange contracts),
		  gold, bullion, futures contracts, and
		  related options generally as
		  described in the Prospectus and Statement
		  of Additional Information.





Senior 		  No Fund may issue senior securities, 		The Fund may not issue senior securities.
Securities	  except as permitted under the 1940 Act 	For purposes of this restriction, borrowing
		  and as described in the Prospectus and	money, making loans, the issuance of shares
		  Statement of Additional Information, 		of beneficial interest in multiple classes or
		  and except that the Investment Company 	series, the deferral of Trustees' fees, the
		  and the Funds may issue shares of 		purchase or sale of options, futures contracts,
		  common stock in multiple series or 		forward commitments and repurchase
		  classes.					agreements entered into in accordance with
								the Fund's investment policies, are not
								deemed to be senior securities.

Real Estate	  No Fund may buy or sell real estate 		The Fund may not purchase or sell real
		  (including real estate limited partnerships)	estate, except that the Fund may (i) acquire or
		  or commodities or commodity contracts; 	lease office space for its own use, (ii) invest
		  however, the Funds may invest in securities 	in securities of issuers that invest in real




					C-2


		  secured by real estate, or issued by 		estate or interests therein, (iii) invest in
		  companies which invest in real estate or 	securities that are secured by real estate or
		  interests therein, including real estate 	interests therein, (iv) purchase and sell
		  investment trusts, and may purchase and 	mortgage-related securities and (v) hold and
		  sell currencies (including forward currency 	sell real estate acquired by the Fund as a
		  exchange contracts), gold, bullion, futures 	result of the ownership of securities.
		  contracts, and related options generally as
		  described in the Prospectus and Statement
		  of Additional Information.


Underwriting	  No Fund may engage in the business of 	The Fund may not underwrite the securities
		  underwriting securities of other issuers, 	of other issuers, except to the extent that, in
		  except to the extent that the disposal 	connection with the disposition of portfolio
		  of an investment position may technically 	securities, the Fund may be deemed to be an
		  cause it to be considered an underwriter 	underwriter under the 1933 Act.
		  as that term is defined under the
		  Securities Act of 1933.






California Tax-   (The California Intermediate Tax-Free 	No fundamental restriction.
free Municipal 	  Fund only) may not invest less than 80%
Securities	  of its assets (net assets plus borrowings
		  for investment purposes) in California
		  tax-free municipal securities.


Execution Copy



		====================================
		AGREEMENT AND PLAN OF REORGANIZATION
		====================================



       THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 14th day of July, 2004, by and between FREMONT MUTUAL FUNDS, INC., a Maryland corporation (the "Predecessor Corporation"), on behalf of its series listed on Schedule A attached hereto under the column "Predecessor Fund" (collectively, the "Predecessor Funds" and each individually, a "Predecessor Fund"), and MANAGERS TRUST I, a Massachusetts business trust (the "Successor Trust"), on behalf of its series listed on Schedule A attached hereto under the column "Corresponding Successor Fund" (collectively, the "Successor Funds" and each individually, a "Successor Fund").

       Except as otherwise specifically noted, all references in this Agreement to action taken by the Predecessor Funds or the Successor Funds shall be deemed to refer to action taken by the Predecessor Corporation or the Successor Trust, respectively, on behalf of the respective portfolio series. Reference to a "corresponding" Fund shall mean, with respect to any Fund, the fund listed opposite of such Fund on Schedule A attached hereto under the column "Predecessor Fund" or "Corresponding Successor Fund," as applicable.

       This Agreement is intended to be and is adopted as a plan of reorganization for each Predecessor Fund within the meaning of the Treasury Regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). Each reorganization (a "Reorganization") will consist of the transfer by a Predecessor Fund of all of its assets to the corresponding Successor Fund identified in Schedule A, in exchange solely for shares of beneficial interest in such Successor Fund ("New Shares"), the assumption by each Successor Fund of the Stated Liabilities (as defined in Section 1.3) of the corresponding Predecessor Fund, and the distribution of the New Shares to the shareholders of each Predecessor Fund in complete liquidation of such Predecessor Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. The terms and conditions contained in this Agreement shall apply separately to each Reorganization and to each Predecessor Fund and each Successor Fund participating therein.

       WHEREAS, the Predecessor Corporation and the Successor Trust are each open-end, registered investment companies of the management type; and

       WHEREAS, the Board of Directors of the Predecessor Corporation and the Board of Trustees of the Successor Trust have determined that it is in the best interest of the Predecessor Funds and the Successor Funds, respectively, that the assets of each Predecessor Fund be acquired by the corresponding Successor Fund pursuant to this Agreement and that the interests of shareholders of the Predecessor Funds will not be diluted as a result of the Reorganization;

       NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

==============================
1.	PLAN OF REORGANIZATION
==============================

       1.1.	Subject to the requisite approval of the Predecessor
Funds' shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Predecessor Corporation agrees to transfer all of the assets of each Predecessor Fund, as set forth in Section 1.2, to the corresponding Successor Fund, and the Successor Trust agrees in exchange therefor, on behalf of each Successor Fund, to deliver to the corresponding Predecessor Fund the number of full and fractional
(rounded to the third decimal place) New Shares of such Successor Fund equal to the number of shares of the corresponding Predecessor Fund and having a net asset value equal to the net asset value of the corresponding Predecessor Fund as of the time and date set forth in
Article 2, and to assume the Stated Liabilities of the corresponding Predecessor Fund as described in Section 1.3. Such transactions shall take place at the closing provided for in Section 2.1 (the "Closing")
..
       1.2.	The assets of each Predecessor Fund to be acquired by the
corresponding Successor Fund shall consist of all assets and property (collectively, "Assets"), including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest or other receivables that are owned by the Predecessor Fund, and any deferred or prepaid expenses shown as an asset on the books of the Predecessor Fund, on the closing date provided in Section 2.1 (the "Closing Date").

       1.3.	Each Predecessor Fund will endeavor to discharge all of
its known liabilities and obligations that are due and payable prior to the Closing Date. Each Successor Fund shall assume only those accrued and unpaid liabilities of its corresponding Predecessor Fund set forth in the Predecessor Fund's statement of assets and liabilities as of the Closing Date delivered by the Predecessor Corporation on behalf of the corresponding Predecessor Fund to the Successor Trust on behalf of the Successor Fund pursuant to Section
4.6 hereof (the "Stated Liabilities"). Each Successor Fund shall assume only the Stated Liabilities and shall not assume any other debts, liabilities or obligations of its corresponding Predecessor Fund. On or as soon as practicable prior to the Closing Date, each Predecessor Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

       1.4.	Immediately following delivery to the Predecessor Funds of
the New Shares, each Predecessor Fund will distribute pro rata to its holders of record, determined as of immediately after the close of business on the Closing Date (the "Current Shareholders"), the New
Shares received pursuant to Section 1.1. Such distribution will be accomplished by the transfer of the New Shares then credited to the accounts of each Predecessor Fund on the books of the corresponding Successor Fund to open accounts on the share records of such Successor Fund in the names of such Predecessor Fund's Current Shareholders and representing the respective pro rata number of New Shares due such shareholders. All issued and outstanding shares of the Predecessor
Funds will simultaneously be canceled on the books of the Predecessor Corporation; any share certificates representing interests in the Predecessor Funds will represent a number of New Shares after the Closing Date as determined in accordance with this Section 1.4. The

Successor Funds shall not issue certificates representing the New Shares in connection with such exchange. Ownership of New Shares will be shown on the books of the Successor Funds' transfer agent. As soon as reasonably practicable after the Closing, the Predecessor Corporation shall take all steps necessary to effect a complete liquidation of the Predecessor Funds in accordance with its governing instruments and applicable law, and shall not conduct any business after the Closing Date, except as contemplated herein.

	 1.5.	Any reporting responsibility of the Predecessor Funds
including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Predecessor Funds.

       1.6.	All books and records of each Predecessor Fund, including
all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder, shall be available to the corresponding
Successor Fund from and after the Closing Date and shall be turned over to such Successor Fund as soon as practicable following the Closing Date.

       1.7.	The failure to consummate the transactions contemplated
hereby with respect to any particular Reorganization shall not affect the consummation or validity of any other Reorganization, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Successor Fund" and "Predecessor Fund" as meaning only those series of the Successor Trust and the Predecessor Corporation, respectively, which are involved in a Reorganization as of the Closing Date.


================================
2.	CLOSING AND CLOSING DATE
================================

       2.1.	The Closing Date shall be the date that is a full business
day following satisfaction (or waiver as provided herein) of all of the conditions set forth in Articles 5, 6 and 7 of this Agreement
(other than those conditions which may by their terms be satisfied only at the Closing), or such later date as the parties may agree in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be 4:00 p.m. New York Time. The Closing shall be held at the offices of the Successor Funds, or at such other time and/or place as the parties may agree.

       2.2.	In the event that on the Closing Date (a) the New York
Stock Exchange or another primary trading market for portfolio securities of a Successor Fund or a Predecessor Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of a Successor Fund or a Predecessor Fund is impracticable, the Closing Date with respect to the Reorganization involving such Successor Fund or Predecessor Fund shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

       2.3.	The Predecessor Corporation shall direct State Street Bank
& Trust Company (the "Custodian"), as custodian for the Predecessor
Funds, to deliver, at the Closing, a certificate of an authorized officer stating that (i) Assets have been delivered in proper form to the Successor Funds prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Predecessor Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Successor Funds no later than five business days preceding the Closing Date, and shall be transferred and delivered by each Predecessor Fund as of the Closing Date for the account of the corresponding Successor Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver, as of the Closing Date, by book entry, in accordance with the customary practices of the Custodian and the securities depositories (as defined in Rule 17f-4 under the 1940
Act) in which each Predecessor Fund's Assets are deposited, each Predecessor Fund's Assets deposited with such depositories. The cash to be transferred by the Predecessor Funds shall be delivered by wire transfer of federal funds on the Closing Date.

       2.4.	The Predecessor Corporation shall cause PFPC, Inc. (the
"Transfer Agent"), transfer agent of the Predecessor Funds, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Current Shareholders and the number and percentage ownership of outstanding shares of each Predecessor Fund owned by each such shareholder immediately prior to the Closing. Each Successor Fund shall issue and deliver a confirmation evidencing the New Shares to be credited on the Closing Date to the corresponding Predecessor Fund or provide evidence satisfactory to the Predecessor Corporation that such New Shares have been credited to the accounts of the corresponding Predecessor Fund on the books of the applicable Successor Fund. At the Closing, each party shall deliver to the other such bills of sales, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

       2.5.	Within thirty (30) days after the Closing Date, each
Predecessor Fund shall deliver to the corresponding Successor Fund a statement of the Predecessor Fund's Assets and Stated Liabilities, together with a list of such Predecessor Fund's Assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by an appropriate officer of Predecessor Corporation.


======================================
3.	REPRESENTATIONS AND WARRANTIES
======================================

       3.1.	The Predecessor Corporation, on behalf of each Predecessor
Fund, hereby represents and warrants to the Successor Trust, as follows:

              (a)	The Predecessor Corporation is duly organized,
validly existing and in good standing under the laws of the State of Maryland and has full power and authority under its Articles of Incorporation, as amended, on behalf of each Predecessor Fund, to own all of its Assets and to carry on its business as it is now being conducted.

              (b)	The Predecessor Corporation is a registered
investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of its shares under the Securities Act of 1933, as amended (the "1933 Act"), are in full force and effect.

              (c)	The current prospectus and statement of additional
information of each Predecessor Fund and each prospectus and statement of additional information of that Predecessor Fund used at all times prior to the date of this Agreement (i) conforms or conformed, as applicable, at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (ii) do or did not, as applicable, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

              (d)	The Predecessor Corporation is not, and the
execution, delivery and performance of this Agreement by the Predecessor Corporation on behalf of each Predecessor Fund will not result, in a material violation of the Predecessor Corporation's Articles of Incorporation, as amended, or By-Laws, or of any statute, regulation, order, judgment or decree or any agreement, indenture, instrument, contract, lease or other undertaking to which the Predecessor Corporation on behalf of any Predecessor Fund is a party or by which the Predecessor Corporation on behalf of any Predecessor Fund is bound.

              (e)	On the Closing Date, each Predecessor Fund will have
good and marketable title to its Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the corresponding Successor Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Successor Trust.

              (f)	The execution, delivery and performance of this
Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Predecessor Corporation on behalf of any Predecessor Fund is a party or by which it is bound.

              (g)	No Predecessor Fund has any material contract or
other commitment (other than this Agreement) which will be terminated with liability to such Predecessor Fund prior to or on the Closing
Date.

              (h)	Except as otherwise disclosed in writing to and
accepted by the Successor Trust, no material litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Predecessor Corporation with respect to any Predecessor Fund or any of the Assets of the Predecessor Funds. The Predecessor Corporation knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

              (i)	The Statement of Assets and Liabilities, Statement
of Operations and Statement of Changes in Net Assets of each of the Predecessor Funds as of October 31, 2003 audited by independent accountants (copies of which have been furnished to the Successor
Trust) fairly and accurately reflect the financial condition of each Predecessor Fund as of such date in accordance with generally accepted accounting principles consistently applied, and there are no known liabilities of the Predecessor Funds (contingent or otherwise) as of such date not disclosed therein, except for liabilities incurred in the ordinary course of business since October 31, 2003.

              (j)	Since October 31, 2003, there has not been any
material adverse change in any Predecessor Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by Predecessor Fund of indebtedness maturing more than six (6) months from the date such indebtedness was incurred, except as may arise under an agreement to repay amounts reimbursed or fees waived in connection with a contractual agreement designed to limit a Predecessor Fund's expenses. For the purposes of this subparagraph (j), neither a decline in a Predecessor Fund's net asset value per share, the discharge of a Predecessor Fund's liabilities, nor the redemption of a Predecessor Fund's shares by its shareholders shall, in and of itself, constitute a material adverse change.

              (k)	Except as otherwise disclosed in writing to and
accepted by the Successor Trust, all federal and other tax returns and reports of the Predecessor Funds required by law to have been filed have been timely filed and are correct, and all federal and other taxes due have been timely paid, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

              (l)	For each taxable year of its operation (including
the taxable year ending on the Closing Date), each Predecessor Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected (in the current or a prior taxable year) to be treated as such, has been eligible to and has computed (or will compute) its federal income tax under Section
852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date.

              (m)	All issued and outstanding shares of the Predecessor
Funds are duly and validly issued and outstanding, fully paid and non-assessable by the Predecessor Corporation on behalf of the Predecessor
Funds and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of each Predecessor Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in Section 2.3. The Predecessor Funds do not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Predecessor Funds, nor is there outstanding any security convertible into any of the shares of the Predecessor Funds.

              (n)	The Predecessor Corporation has full power and
authority to execute, deliver and carry out the terms of this Agreement on behalf of each Predecessor Fund.

              (o)	The execution, delivery and performance of this
Agreement has been duly authorized by all necessary action on the part of the Board of Directors of the Predecessor Corporation, and, subject to the approval of each Predecessor Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Predecessor Corporation on behalf of each Predecessor Fund enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights, and to general equity principles.

              (p)	No authorization, consent or approval of any
governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Predecessor Corporation on behalf of the Predecessor Funds or the consummation of any transactions contemplated hereby by the Predecessor Corporation on behalf of each Predecessor Fund, other than as shall be obtained at or prior to the Closing.

              (q)	The information to be furnished by the Predecessor
Funds for use in registration statements, proxy materials (including the Registration Statement referred to in Section 4.7) and such other documents as may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

       3.2.	The Successor Trust, on behalf of each Successor Fund,
hereby represents and warrants to the Predecessor Corporation, as follows:

              (a)	The Successor Trust is a voluntary association with
transferable shares of the type commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust, as in effect at the relevant time (the
"Declaration of Trust"), to own, on behalf of each Successor Fund, all of its property and assets. No Successor Fund has commenced operations, and none will do so until after the Closing, provided that, for purposes of this representation, the activities contemplated by Section 5.3 shall not constitute the commencement of operations.

              (b)	The Successor Trust is a registered investment
company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of its shares under the 1933 Act, are in full force and effect.

              (c)	The Successor Trust is not, and the execution,
delivery and performance of this Agreement by the Successor Trust for itself and on behalf of each Successor Fund will not, result in a material violation of the Successor Trust's Declaration of Trust or By-laws or of any statute, regulation, order, judgment or decree or any agreement, indenture, instrument, contract, lease or other undertaking to which the Successor Trust or any Successor Fund is a party or by which the Successor Trust or any Successor Fund is bound.

              (d)	No Successor Fund has any material contract or other
commitment (other than this Agreement) which will be terminated with liability to such Successor Fund prior to or on the Closing Date.

              (e)	No material litigation, administrative proceeding or
investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Successor Trust with respect to any Successor Fund or any of the properties or assets of the Successor Funds. The Successor Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects its business or its ability to consummate the transactions herein contemplated.

              (f)	Before the Closing Date, no Successor Fund will have
(1) issued and outstanding New Shares, (2) options, warrants, or other rights to subscribe for or purchase any New Shares, (3) securities convertible into any New Shares, or (4) other securities issued by such Successor Fund, except as provided in Section 5.3. The New
Shares to be issued and delivered to the Predecessor Funds for the account of the shareholders of the Predecessor Funds, when so issued and delivered, will be duly and validly issued, and will be fully paid and non-assessable by the Successor Trust on behalf of the Successor
Funds (recognizing that, under Massachusetts law, shareholders of the Successor Trust could under certain circumstances be held personally liable for its obligations).

              (g)	The New Shares to be issued and delivered to each
Predecessor Fund at the Closing for the account of the Current
Shareholders pursuant to the terms of this Agreement, will be duly authorized.

              (h)	The Successor Trust has full power and authority to
execute, deliver and carry out the terms of this Agreement on behalf of each Successor Fund.

              (i)	The execution, delivery and performance of this
Agreement has been duly authorized by all necessary action on the part of the Board of Trustees of the Successor Trust and this Agreement constitutes a valid and binding obligation of the Successor Trust on behalf of each Successor Fund enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights, and to general equity principles.

              (j)	No authorization, consent or approval of any
governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Successor Trust on behalf of the Successor Funds or the consummation of any transactions contemplated hereby by the Successor Trust on behalf of each Successor Fund, other than as shall be obtained at or prior to the Closing.

              (k)	The execution, delivery and performance of this
Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Successor Trust on behalf of any Successor Fund is a party or by which it is bound.

              (l)	The information to be furnished by the Successor
Funds for use in registration statements, proxy materials (including the Registration Statement referred to in Section 4.7) and such other documents as may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

==================================================================
4.	COVENANTS OF THE SUCCESSOR TRUST AND THE PREDECESSOR TRUST
==================================================================

       4.1.	The Predecessor Corporation will operate the business of
the Predecessor Funds in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

       4.2.	The Predecessor Corporation will call a meeting of each of
the Predecessor Funds' shareholders to consider and act upon this Agreement and to take all other action necessary to obtain Predecessor Fund shareholder approvals necessary to effect the transactions contemplated herein.

       4.3.	The Predecessor Corporation covenants that the New Shares
to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

       4.4.	The Predecessor Corporation will assist the Successor
Trust in obtaining such information as the Successor Trust reasonably requests concerning the record and beneficial ownership of the shares of each Predecessor Fund.

       4.5.	Subject to the provisions of this Agreement, the Successor
Trust and the Predecessor Corporation will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

       4.6.	The Predecessor Corporation, on behalf of each Predecessor
Fund, shall furnish to its corresponding Successor Fund on the first business day following the Closing Date, a final statement of the total amount of each Predecessor Fund's Assets and liabilities as of the Closing Date, which statement shall be certified by an appropriate officer of the Predecessor Corporation as being determined in accordance with generally accepted accounting principles consistently applied. As promptly as practicable, but in any case within sixty
(60) days after the Closing Date, the Predecessor Corporation, on behalf of each Predecessor Fund, shall furnish each Predecessor Fund's corresponding Successor Fund, in such form as reasonably satisfactory to the Successor Trust, on behalf of each Successor Fund, a statement certified by an officer of the Predecessor Corporation of such Predecessor Fund's federal income tax attributes that will be carried over to the corresponding Successor Fund in the Reorganization.

       4.7.	The Successor Trust shall prepare on behalf of each
Successor Fund a Registration Statement on Form N-14 under the 1933 Act relating to the New Shares to be issued in each Reorganization (the "Registration Statement"), which, without limitation, shall include a proxy statement soliciting the Predecessor Fund shareholders approval necessary to consummate each Reorganization.

       4.8.	As soon as is reasonably practicable after the Closing,
(a) the Predecessor Corporation, on behalf of each Predecessor Fund:
(i) shall prepare and file all federal and other tax returns and reports of each Predecessor Fund required by law to be filed with respect to all periods ending on or before the Closing but not theretofore filed and (ii) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid and due as of the Closing; (b) the Predecessor Corporation will file any final regulatory reports, including but not limited to any Form N-SAR, Form N-CSR and Rule 24f-2 filings with respect to the Predecessor
Fund; and (c) the Predecessor Corporation will take all other steps as are necessary and proper to effect the termination or declassification of the Predecessor Fund in accordance with the laws of the State of Maryland and other applicable requirements.

       4.9.	The Predecessor Corporation will provide the Successor
Trust with such information regarding the Predecessor Funds as may be necessary to ensure compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in the preparation of the Registration Statement, as reasonably requested by the Successor Trust.

       4.10.	The Successor Trust and the Predecessor Corporation shall
each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

       4.11.	The Predecessor Corporation, on behalf of Predecessor
Funds, covenants that the Predecessor Corporation will, from time to time, as and when reasonably requested by the Successor Trust, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Successor Trust, on behalf of the Successor Funds, may reasonably deem necessary or desirable in order to vest in and confirm
(a) the Predecessor Corporation's, on behalf of the Predecessor Funds, title to and possession of the New Shares to be delivered hereunder, and (b) the Successor Trust's, on behalf of the Successor Funds, title to and possession of all the Assets of the Predecessor Funds, and otherwise to carry out the intent and purpose of this Agreement.

       4.12.	The Successor Trust agrees to use all reasonable efforts
to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state blue sky or securities laws as may be necessary in order to operate the Successor Funds after the Closing Date.

       4.13.	Effective as of the Closing Date, Fremont Investment
Advisors, Inc. shall have entered into arrangements with the present directors of the Predecessor Corporation who are not "interested persons" of the Predecessor Corporation (within the meaning of the 1940 Act), providing such directors with indemnification or similar protection with respect to acts or omissions taken prior to and including the Closing Date in their capacity as directors of the Predecessor Corporation, in form and amount reasonably satisfactory to the Successor Trust.

====================================================================
5.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PREDECESSOR TRUST
====================================================================

       Except to the extent waived in writing by the Predecessor Corporation, the obligations of the Predecessor Corporation to consummate the transactions provided for herein with respect to a Predecessor Fund shall be subject to the performance by the Successor Trust on behalf of the corresponding Successor Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, to the following further conditions:

       5.1.	All representations and warranties of the Successor Trust
with respect to the Successor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

       5.2.	The Successor Trust, on behalf of the Successor Fund,
shall have delivered to the Predecessor Corporation on the Closing Date a certificate executed in its name by its President or Vice President and its Secretary or Assistant Secretary, in a form reasonably satisfactory to the Predecessor Corporation, and dated as of the Closing Date, certifying the satisfaction of the condition described in Section 5.1 and as to such other matters as the Predecessor Corporation shall reasonably request.

       5.3.	With respect to each Successor Fund (i) prior to the
Closing, the trustees of the Successor Trust shall have authorized the issuance of, and such Successor Fund shall have issued, one or more New Shares to the adviser of the Successor Fund or an affiliate thereof to vote on an investment advisory agreement and other matters necessary for the operation of such Successor Fund in accordance with the Registration Statement and the Successor Trust's Declaration of Trust and By-Laws and applicable law (collectively, "Organizational Matters"), provided that such New Shares shall have been redeemed prior to the Closing Date; and (ii) the Organizational Matters shall have been approved, to the extent required by law, by the adviser of the Successor Fund or an affiliate thereof as the sole initial shareholder of such Successor Fund.

       5.4.	The Predecessor Corporation shall have received an opinion
of Goodwin Procter LLP, counsel to each Successor Fund, in a form reasonably satisfactory to the Predecessor Corporation and its counsel.

==================================================================
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SUCCESSOR TRUST
==================================================================

       Except to the extent waived in writing by the Successor Trust, the obligations of the Successor Trust to complete the transactions provided for herein with respect to a Successor Fund shall be subject to the performance by the Predecessor Corporation on behalf of the corresponding Predecessor Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following conditions:

       6.1.	All representations and warranties of the Predecessor
Corporation with respect to each Predecessor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

       6.2.	The Predecessor Corporation, on behalf of the Predecessor
Fund, shall have delivered to the Successor Trust on the Closing Date a certificate executed in its name by its President or Vice President and its Secretary or Assistant Secretary, in a form reasonably satisfactory to the Successor Trust, and dated as of the Closing Date, certifying the satisfaction of the condition described in Section 6.1 and as to such other matters as the Successor Trust shall reasonably request.

       6.3.	The Successor Trust shall have received an opinion of
Dechert LLP, counsel to each Predecessor Fund, in a form reasonably satisfactory to the Successor Trust and its counsel.

====================================================================
7.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SUCCESSOR
TRUST AND THE PREDECESSOR TRUST
====================================================================

       The obligations of the Predecessor Corporation, on behalf of a Predecessor Fund, and the Successor Trust, on behalf of the corresponding Successor Fund, to consummate a Reorganization shall be subject, at their election, to the conditions set forth in this
Article 7; provided, that the Successor Trust shall not be required to consummate any of the Reorganizations contemplated herein if the conditions set forth below have, with respect to one or more of the Reorganizations, not been satisfied.

       7.1.	The Agreement and the transactions contemplated herein
shall have been approved by the directors and the holders of the outstanding shares of beneficial interest in the Predecessor Fund as required under the Articles of Incorporation and By-Laws of the Predecessor Corporation, as in effect at the relevant time (the "Articles of Incorporation and By-Laws"), and certified copies of the resolutions evidencing such approval shall have been delivered to the Successor Trust.

       7.2.	On the Closing Date, no action, suit or other proceeding
shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

       7.3.	All consents of other parties and all other consents,
orders and permits of federal, state and local regulatory authorities reasonably deemed necessary by the Successor Trust or the Predecessor Corporation to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Successor Trust or the Predecessor Corporation.

       7.4.	The Registration Statement with respect to the Successor
Fund, as amended by such amendment or amendments thereto as are determined by the Board of Trustees of the Successor Trust to be necessary and appropriate to effect the registration of the New
Shares, shall have been filed with the Commission and the Registration Statement, as so amended, shall have become effective under the 1933 Act, and no stop-order suspending the effectiveness of the Registration Statement, as so amended, shall have been issued, and to the best of the knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been initiated or threatened by the Commission (and not terminated or withdrawn).

       7.5.	The New Shares with respect to the Successor Fund shall
have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder.

       7.6.	The parties shall have received an opinion from the law
firm of Goodwin Procter LLP addressed to the Successor Trust, on behalf of the Successor Fund, and the Predecessor Corporation, on behalf of the Predecessor Fund, substantially to the effect that the transactions contemplated by this Agreement shall constitute a tax-free reorganization for federal income tax purposes under Section 368(a) of the Code.

              With respect to such Reorganization, the tax opinion addressed to the Successor Trust and the Predecessor Corporation shall contain, at a minimum, the following conclusions:

       		(a)	The transfer by the Predecessor Fund of all of
its Assets to the corresponding Successor Fund, in exchange solely for New Shares, the assumption by such Successor Fund of the Stated Liabilities of the Predecessor Fund, and the distribution of the New Shares to the shareholders of the Predecessor Fund in complete liquidation of the Predecessor Fund will constitute a reorganization within the meaning of Section 368(a) of the Code;

       		(b)	The Predecessor Fund and the Successor Fund
each will be "a party to a reorganization" within the meaning of
Section 368(b) of the Code;

       		(c)	The Predecessor Fund will recognize no gain
or loss on (i) the transfer of its Assets to the corresponding Successor Fund in exchange solely for New Shares and the Successor Fund's assumption of the Predecessor Fund's Stated Liabilities or
(ii) the subsequent distribution of those shares to the Predecessor Fund's Current Shareholders in exchange for their Predecessor Fund shares;

       		(d)	The Successor Fund will recognize no gain or
loss on its receipt of the corresponding Predecessor Fund's Assets in exchange solely for New Shares and the Successor Fund's assumption of the Predecessor Fund's Stated Liabilities;

       		(e)	The Successor Fund's basis in the corresponding
Predecessor Fund's Assets will, in each instance, be the same as the corresponding Predecessor Fund's basis therein immediately before the Reorganization, and the Successor Fund's holding period for the corresponding Predecessor Fund's Assets will, in each instance, include the Predecessor Fund's holding period therefor;
       		(f)	A Current Shareholder of the Predecessor Fund
will recognize no gain or loss on the exchange of all the Predecessor Fund shares held by such Current Shareholder solely for New Shares pursuant to the Reorganization;

       		(g)	A Current Shareholder's aggregate basis in
the New Shares received by such Current Shareholder in the Reorganization will be the same as the Current Shareholder's aggregate basis in the Predecessor Fund shares surrendered in exchange for those New Shares, and the Current Shareholder's holding period for those New Shares will include, in each instance, the Current Shareholder's holding period for those Predecessor Fund shares, provided the Current Shareholder holds them as capital assets on the Closing Date.

       	The delivery of such opinion is conditioned upon receipt by the law firm of Goodwin Procter LLP of representations with respect to certain factual matters it shall reasonably request of the Predecessor Corporation, on behalf of itself and the Predecessor Fund, and the Successor Trust, on behalf of itself and the corresponding Successor Fund. Notwithstanding anything herein to the contrary, neither the Successor Trust nor the Predecessor Corporation may waive the condition set forth in this Section 7.6.

       7.7.	At or immediately prior to the Closing, the Predecessor
Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Predecessor Fund's shareholders all of the Predecessor Fund's investment company taxable income for taxable years ending at or prior to the Closing and all of its net capital gain, if any, realized in taxable years ending at or prior to the Closing
(after reduction for any capital loss carry-forward).

===================================
8.	BROKERAGE FEES AND EXPENSES
===================================

       8.1.	The Successor Trust and the Predecessor Corporation each
represents and warrants to the other that there are no brokers or finders entitled to receive any payments from them in connection with the transactions provided for herein.

       8.2.	All of the expenses and costs of the Reorganizations and
the transactions contemplated thereby shall be borne by Fremont Investment Advisors, Inc. and The Managers Funds LLC as agreed between them, provided that neither the Predecessor Fund nor the Successor
Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization, unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1
C.B. 187).

========================
9.	ENTIRE AGREEMENT
========================

       The Successor Trust and the Predecessor Corporation agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties with respect to the subject matter hereof.

================================
10.	TERMINATION; NO SURVIVAL
================================

	This Agreement and the transactions contemplated hereby may be terminated and abandoned: (i) by mutual agreement of the parties, (ii) by either party if the Closing shall not have occurred on or before April 14, 2005, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, there shall be no liability for damages on the part of either the Successor Trust or the Predecessor Corporation, or their respective trustees, directors or officers, to the other party. The representations and warranties contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

==================
11.	AMENDMENTS
==================

       This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the Predecessor Corporation and the Successor Trust; provided that, after a Predecessor Fund's shareholders approve this Agreement, no such amendment, modification or supplement shall have a material adverse effect on their interests.

===============
12.	NOTICES
===============

       Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid facsimile, overnight courier, personal delivery or certified mail addressed to the parties hereto at their principal place of business.

========================================================================
13.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
LIABILITY; DISCLOSURE
========================================================================

       13.1.	The Article and Section headings contained in this
Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

       13.2.	This Agreement may be executed in any number of
counterparts each of which shall be deemed an original.

       13.3.	This Agreement shall be governed by and construed in
accordance with the laws of the Commonwealth of Massachusetts;
provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

       13.4.	This Agreement shall bind and inure to the benefit of the
parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

       13.5.	It is expressly agreed that the obligations of the
Successor Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Successor Trust personally, but shall bind only the trust property of the Successor Trust, as provided in the Declaration of Trust. The execution and delivery of this Agreement by such officers of the Successor Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Successor Trust as provided in the Declaration of Trust. The Successor Trust is a series company with multiple series and has entered into this Agreement on behalf of the Successor Funds. With respect to any obligation of the Successor Trust arising hereunder with respect to a Successor Fund, the Predecessor Corporation and the corresponding Predecessor Fund shall look for payment or satisfaction of such obligations solely to the assets and property of such Successor Fund and not to its shareholders or any other series of the Successor Trust.

       13.6.	The sole remedy of a party hereto for a breach of any
representation or warranty made in this Agreement by the other party shall be an election by the non-breaching party not to complete the transactions contemplated herein.


        		[SIGNATURE PAGE FOLLOWS]

       IN WITNESS WHEREOF, each of Fremont Mutual Funds, Inc., on behalf of the Predecessor Funds, and Managers Trust I, on behalf of the Successor Funds, has caused this Agreement to be executed by an authorized officer:




ATTEST:					FREMONT MUTUAL FUNDS, INC., on
					behalf of the Predecessor Funds






_________________________________	By:______________________________
					    Name:  Deborah L. Duncan
					    Title:  Chairman, President









ATTEST:					MANAGERS TRUST I, on behalf of the
					Successor Funds






_________________________________	By:_____________________________
					    Name: Peter Lebovitz
					    Title: President





For purposes of Sections 4.13 and 8.2 only, the undersigned executes this
Agreement:


FREMONT INVESTMENT ADVISORS, INC.


By:_______________________________________
    Name:  E. Douglas Taylor
    Title:  President & Chief Executive Officer



For purposes of Section 8.2 only, the undersigned executes this
Agreement:

THE MANAGERS FUNDS LLC

By: 	TMF Corp.,
	its Manager Member

By:______________________________________
Name:  Nathaniel Dalton
Title:  President

				Schedule A
				----------





Predecessor Fund				Corresponding Successor Fund
----------------				----------------------------

Fremont Global Fund				Managers Fremont Global Fund
Fremont International Growth Fund		Managers International Growth Fund
Fremont U.S. Small Cap Fund			Managers U.S. Small Cap Fund
Fremont U.S. Micro-Cap Fund			Managers Fremont U.S. Micro-Cap Fund
Fremont Real Estate Securities Fund		Managers Real Estate Fund
Fremont Bond Fund				Managers Fremont Bond Fund
Fremont California Intermediate Tax-Free Fund	Managers California Intermediate Tax-Free Fund
Fremont Money Market Fund			Managers Fremont Money Market Fund
Fremont Institutional U.S. Micro-Cap Fund	Managers Fremont Institutional  U.S. Micro-Cap Fund
Fremont Structured Core Fund			Managers Structured Core Fund



				PART B
				======


		STATEMENT OF ADDITIONAL INFORMATION
		===================================

		   Managers Fremont Global Fund
		Managers International Growth Fund
		  Managers Structured Core Fund
		   Managers Small Cap Fund
		 Managers Fremont Micro-Cap Fund
	Managers Fremont Institutional Micro-Cap Fund
	    Managers Real Estate Securities Fund
		 Managers Fremont Bond Fund
       Managers California Intermediate Tax-Free Fund
		Managers Fremont Money Market Fund



			Each a series of
			Managers Trust I
		    800 Connecticut Avenue
		Norwalk, Connecticut  06854


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Proxy Statement/Prospectus dated __________________, 2004, relating to the proposed reorganization of certain series of Fremont Mutual Funds, Inc. into a corresponding newly created series of Managers Trust I. A copy of the Proxy Statement/Prospectus may be obtained without charge by contacting The Managers Funds LLC ("Managers") at 800 Connecticut Avenue, Norwalk, CT 06854 or by telephoning Managers toll free at 1-800-835-3879.


	The date of this Statement of Additional Information is _______________, 2004.

		===================================
		STATEMENT OF ADDITIONAL INFORMATION
		===================================

			TABLE OF CONTENTS
			=================
							Page

Exhibits						B-3

Pro Forma Financial Statements				B-3

Introduction						B-3

Incorporation by Reference				B-4

Additional Information about the Managers Funds		B-4
    About Managers Trust I				B-4
    Description of the Managers Funds and Their
	Investments and Risks				B-4
    Management of the Managers Funds			B-4
    Control Persons and Principal Holders
	of Securities					B-5
    Investment Advisory and Other Services		B-5
    Brokerage Allocation and Other Practices		B-5
    Capital Stock and Other Securities			B-5
    Purchase, Redemption and Pricing of Shares		B-5
    Taxation of the Managers Funds			B-5
    Distributor						B-5
    Calculation of Performance Data			B-5
    Financial Statements				B-5


Additional Information about the Fremont Funds		B-6


    Fund History					B-6
    Description of the Funds and Their
	Investments and Risks				B-6
    Management of the Funds				B-6
    Control Persons and Principal Holders
	of Securities					B-6
    Investment Advisory and Other Services		B-6
    Brokerage Allocation and Other Practices		B-6
    Capital Stock and Other Securities			B-6
    Purchase, Redemption and Pricing of Shares		B-6
    Taxation of the Fund				B-6
    Distributor						B-7
    Calculation of Performance Data			B-7
    Financial Statements				B-7

			EXHIBITS
			========

The following documents are exhibits to this Statement of Additional Information:

Exhibit A:	Statement of Additional Information,
		dated ____________, 2004, of Managers Trust I with respect to Managers Fremont
		Global Fund, Managers International Growth Fund,
		Managers Structured Core Fund, Managers Small
		Cap Fund, Managers Fremont Micro-Cap Fund,
		Managers Fremont Institutional Micro-
		Cap Fund, Managers Real Estate Securities Fund,
	        Managers Fremont Bond Fund, Managers California
		Intermediate Tax-Free Fund and Fremont Money
		Market Fund (the "Managers SAI").

Exhibit B:	Statement of Additional Information, dated
		March 1, 2004, as amended July 26,2004
		of Fremont Mutual Funds, Inc. (the "Fremont
		SAI").

Exhibit C:	Annual Report, dated October 31, 2003, of
		Fremont Mutual Funds, Inc., which includes audited financial statements as of
		October 31, 2003.

Exhibit D:	Semi-Annual Report, dated April 30, 2004,
		of Fremont Mutual Funds, Inc., which includes unaudited financial statements for the six months ended April 30, 2004.


		PRO FORMA FINANCIAL STATEMENTS
		==============================

Pro forma financial statements are not included since Fremont Global Fund, Fremont International Growth Fund, Fremont Structured Core Fund, Fremont U.S. Small Cap Fund, Fremont U.S. Micro-Cap Fund, Fremont Institutional U.S. Micro-Cap Fund, Fremont Real Estate Securities Fund, Fremont Bond Fund, Fremont California Intermediate Tax-Free Fund and Fremont Money Market Fund are being combined with Managers Fremont Global Fund, Managers International Growth Fund, Managers Structured Core Fund, Managers Small Cap Fund, Managers Fremont Micro-Cap Fund, Managers Fremont Institutional Micro-Cap Fund, Managers Real Estate Securities Fund, Managers Fremont Bond Fund, Managers California Intermediate Tax-Free Fund and Managers Fremont Money Market Fund, respectively, which are newly created funds that do not have any assets or liabilities.


			INTRODUCTION
			============
This Statement of Additional Information is intended to supplement the information provided in a Proxy Statement/Prospectus dated ____________ __, 2004 (the "Proxy Statement/Prospectus") relating to the proposed reorganization of Fremont Global Fund, Fremont International Growth Fund, Fremont Structured Core Fund, Fremont U.S. Small Cap Fund, Fremont U.S. Micro-Cap Fund, Fremont Institutional U.S. Micro-Cap Fund, Fremont Real Estate Securities Fund, Fremont Bond Fund, Fremont California Intermediate Tax-Free Fund and Fremont Money Market Fund (the "Fremont Funds"), each a series of Fremont Mutual Funds, Inc., into Managers Fremont Global Fund, Managers International Growth Fund, Managers Structured Core Fund, Managers Small Cap Fund, Managers Fremont Micro-Cap Fund, Managers Fremont Institutional Micro-Cap Fund, Managers Real Estate Securities Fund, Managers Fremont Bond Fund, Managers

California Intermediate Tax-Free Fund and Managers Fremont Money Market Fund (the "Managers Funds"), each a series of Managers Trust I. The Proxy Statement/Prospectus has been sent to the shareholders of the Fremont Funds in connection with the solicitation of proxies to be voted at the Meeting of shareholders of the Fremont Funds to be held on _____________, 2004.


		INCORPORATION BY REFERENCE
		==========================

The following documents are incorporated by reference into this Statement of Additional Information:

*	The Fremont SAI (file no. 033-23453), filed with the
	Securities and Exchange Commission on March 3, 2004
	(accession number: 0001144204-04-002398), as
	amended and filed on July 26,2004

*	Annual Report, dated October 31, 2003, of Fremont
	Mutual Funds, Inc. (file no. 811-05632) filed with the Securities and Exchange Commission on December
	30, 2003 (accession number:  0000894189-03-001963)

*	Semi-Annual Report, dated April 30, 2004, of Fremont Mutual
	Funds, Inc. (file no. 811-05632) filed with the Securities and Exchange Commission on June 25, 2004 (accession number:
	0000894189-04-001074)

*	Managers Trust I SAI (file no. 033-44909), filed with
	the Securities and Exchange Commission on July 29, 2004
	(accession number: 0000882443-04-000012)



	ADDITIONAL INFORMATION ABOUT MANAGERS TRUST I
	=============================================

About the Managers Funds
------------------------
For additional information about the Managers Funds generally, see "General Information" in the Managers SAI.


Description of the Managers Funds and Their Investments and Risks
-----------------------------------------------------------------
For additional information about the investment objective, policies, risks and restrictions of the Managers Funds, see "Investment Objectives, Policies and Risk Considerations", "General Investment Policies" and "Investment Restrictions" in the Managers SAI.


Management of the Managers Funds
--------------------------------
For additional information regarding the management of the Managers Funds, see "Trustees and Officers" in the Managers SAI.


Control Persons and Principal Holders of Securities
---------------------------------------------------
For additional information regarding ownership of shares of the Managers Funds, see "Control Persons and Principal Holders of Securities" in the Managers SAI.

Investment Advisory and Other Services
--------------------------------------
For additional information about investment advisory and other services, see "Management of the Funds" in the Managers SAI.


Brokerage Allocation and Other Practices
----------------------------------------
For additional information regarding brokerage allocation practices of the Managers Funds, see "Brokerage Allocation and Other Practices" in the Managers SAI.


Capital Stock and Other Securities
----------------------------------
For additional information regarding voting rights and other aspects of shares of the Managers Funds, see "Purchase, Redemption and Pricing of Shares - Description of Shares" in the Managers SAI.


Purchase, Redemption and Pricing of Shares
------------------------------------------
For additional information about share purchase, redemption and pricing of shares of the Managers Funds, see "Purchase, Redemption and Pricing of Shares" in the Managers SAI.


Taxation of the Managers Funds
------------------------------
For additional information regarding tax matters, see "Certain Tax Matters" in the Managers SAI.


Distributor
-----------
For additional information about the distribution of shares of the Managers Funds, see "Management of the Funds " Administrative Services / Distribution Arrangements" in the Managers SAI.


Calculation of Performance Data
-------------------------------
For additional information regarding the investment performance of Managers Funds, see "Performance Data" in the Managers SAI.

Financial Statements
--------------------
For additional information, see "Financial Statements" in the Managers
SAI.


	ADDITIONAL INFORMATION ABOUT THE FREMONT FUNDS
	==============================================

Fund History
------------
For additional information about the Fremont Funds generally and their history, see "The Corporation" in the Fremont SAI.

Description of the Funds and Their Investments and Risks
--------------------------------------------------------
For additional information about the investment objective, policies, risks and restrictions of each Fremont Fund, see "Investment Objectives, Policies, And Risk Considerations", "General Investment Policies", and "Investment Restrictions" in the Fremont SAI.


Management of the Funds
-----------------------
For additional information regarding the management of the Fremont Funds, see "Investment Company Directors and Officers" and "Investment Advisory And Other Services" in the Fremont SAI.

Control Persons and Principal Holders of Securities
---------------------------------------------------
For additional information regarding ownership of shares of each Fremont Fund, see "Additional Information" in the Fremont SAI.


Investment Advisory and Other Services
--------------------------------------
For additional information about investment advisory and other services, see "Investment Advisory And Other Services" in the Fremont SAI.


Brokerage Allocation and Other Practices
----------------------------------------
For additional information regarding brokerage allocation practices of the Fremont Funds, see "Execution of Portfolio Transactions" in the Fremont SAI.


Capital Stock and Other Securities
----------------------------------
For additional information regarding voting rights and other aspects of shares of the Fremont Funds, see "Additional Information" in the Fremont SAI.


Purchase, Redemption and Pricing of Shares
------------------------------------------
For additional information about share purchase, redemption and pricing of shares of each Fremont Fund, see "How To Invest" and "Other
Investment and Redemption Services" in the Fremont SAI.


Taxation of the Fund
--------------------
For additional information regarding tax matters, see "Taxes - Mutual Funds" in the Fremont SAI.


Distributor
-----------
For additional information about the distribution of shares of the Fremont Funds, see "Investment Advisory And Other Services" in the Fremont SAI.

Calculation of Performance Data
-------------------------------
For additional information regarding the investment performance of each Fremont Fund, see "Investment Results" in the Fremont SAI.


Financial Statements
--------------------
For additional information, see "Additional Information" in the Fremont
SAI.

				PART C
				======


			  OTHER INFORMATION
			  =================

Item 15.	INDEMNIFICATION
========	===============

Reference is made to Article IV, Sections 4.2 and 4.3 of Managers Trust I's ("MTI") Declaration of Trust (Exhibit 1) with respect to indemnification of the Trustees and officers of MTI against liabilities which may be incurred by them in such capacities. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of MTI pursuant to the foregoing provisions, or otherwise, MTI has been advised that, in the opinion of the Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by MTI of expenses incurred or paid by a Trustee, an officer or a controlling person of MTI in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.


Item 16.		EXHIBITS
========		========

EXHIBIT NUMBER		EXHIBIT TITLE
--------------		-------------

Exhibit 1		Declaration of Trust dated December 17, 1991,
			is incorporated by reference to the
			Registration Statement on Form N-1A,
			Registration Nos. 033-44909; 811-6520
			(filed July 31, 1998).

Exhibit 2		By-Laws, as amended, are incorporated by
			reference to the Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520
			(filed December 31, 2003).

Exhibit 3		Not applicable.

Exhibit 4		Form of Agreement and Plan of Reorganization
			(filed as Appendix A to Part A of this
			Registration Statement).

Exhibit 5		Not applicable.

Exhibit 6(a)		Form of Investment Advisory Agreement for
			Managers Fremont Global Fund, Managers
			International Growth Fund, Managers
			Structured Core Fund, Managers Small Cap
			Fund, Managers Fremont Micro-Cap Fund,
			Managers Fremont Institutional Micro-Cap
			Fund, Managers Real Estate Securities
			Fund, Managers Fremont Bond Fund, Managers
			California Intermediate Tax-Free Fund and
			Fremont Money Market Fund is
			incorporated by reference to the
			Registration Statement on Form N-1A,
			Registration Nos. 033-44909; 811-6520
			(filed July 29, 2004).

Exhibit 6(b)		Form of Investment Subadvisory for
			Armstrong Shaw Associates, Inc.,
			Jarislowsky Fraser Limited, Kern
			Capital Management LLC., Northstar Capital
			Management, Inc., TimesSquare Capital
			Management, Inc., Urdang  Securities
			Management, Inc., Pacific Investment
			Management Company, LLC., First Quadrant,
			L.P. and Evergreen Investment Management
			Company, LLC. is incorporated by reference to the Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520
			(filed July 29, 2004).


Exhibit 7		Form of Distribution Agreement between
			Managers Distributors, Inc. and Managers
			Trust I with respect to Managers Fremont
			Global Fund, Managers International
			Growth Fund, Managers Structured Core Fund,
			Managers Small Cap Fund, Managers Fremont
			Micro-Cap Fund, Managers Fremont
			Institutional Micro-Cap Fund, Managers
			Real Estate Securities Fund, Managers
			Fremont Bond Fund, Managers California
			Intermediate Tax-Free Fund and Fremont
			Money Market Fund is incorporated by
			reference to the Registration Statement
			on Form N-1A, Registration Nos. 033-44909;
			811-6520 (filed July 29, 2004).

Exhibit 8		Not applicable.

Exhibit 9		Custodian Contract between The Bank of New
			York and Managers Trust I dated August 5, 2002 is incorporated by reference to the Registration Statement on Form N-1A,
			Registration Nos. 033-44909; 811-6520
			(filed May 30, 2003).

Exhibit 11		Opinion of Goodwin Procter LLP.

Exhibit 12		Opinion of Goodwin Procter LLP with respect
			to tax matters.**

Exhibit 13(a)		Form of Administration and Shareholder
			Servicing Agreement with respect to
			Managers Fremont Global Fund, Managers
			International Growth Fund, Managers
			Structured Core Fund, Managers Small
 			Cap Fund, Managers Fremont Micro-Cap Fund,
			Managers Fremont Institutional Micro-
			Cap Fund, Managers Real Estate Securities
			Fund, Managers Fremont Bond Fund, Managers
			California Intermediate Tax-Free Fund and
			Fremont Money Market Fund is incorporated by reference to the Registration Statement on Form N-1A, Registration Nos. 033-44909; 811-6520 (filed July 29, 2004).

Exhibit 13(c)		Transfer Agency and Service Agreement between
			Managers Trust I and PFPC, Inc.*

Exhibit 14		Consent of PricewaterhouseCoopers LLP,
			independent accountants is filed herewith as Exhibit 14.

Exhibit 15		Not applicable.

Exhibit 16		Powers of Attorney.

Exhibit 17		Not applicable.



* To be filed by amendment.

** The Registrant hereby undertakes to file the opinion of Goodwin Procter LLP with respect to tax matters by post-effective amendment.

Item 17		UNDERTAKINGS
=======		============

        (1)	The undersigned registrant agrees that prior to any
public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

        (2)	The undersigned registrant agrees that every
prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

==========
EXHIBIT 11
==========


		[Goodwin Procter LLP Letterhead]


August 24, 2004


Managers Trust I
800 Connecticut Avenue
Norwalk, Connecticut 06854

Ladies and Gentlemen:

Reference is made to the registration statement on Form N-14
(the "Registration Statement") filed with the Securities and Exchange Commission with respect to shares, $0.001 par value
(the "Shares"), of Managers Trust I (the "Trust") representing interests in Managers Fremont Global Fund, Managers International Growth Fund, Managers Structured Core Fund, Managers Small
Cap Fund, Managers Fremont Micro-Cap Fund, Managers Fremont Institutional Micro-Cap Fund, Managers Real Estate Securities Fund, Managers Fremont Bond Fund, Managers California Intermediate Tax-Free Fund and Managers Fremont Money Market Fund (each a "Fund" and together, the "Funds") to be issued pursuant to a certain Agreement and Plan of Reorganization (the "Reorganization Agreement") by and between the Trust, on behalf of each Fund, and Fremont Mutual Funds, Inc., on behalf of its separate series Fremont Global Fund, Fremont International Growth Fund, Fremont Structured Core Fund, Fremont U.S. Small Cap Fund, Fremont U.S. Micro-Cap Fund, Fremont Institutional U.S. Micro-Cap Fund, Fremont Real Estate Securities Fund, Fremont Bond Fund, Fremont California Intermediate Tax-Free Fund and Fremont Money Market Fund, included as an exhibit to the Registration Statement.

We have examined the Trust's Declaration of Trust dated December
17, 1991, as amended to date, the By-Laws of the Trust, certain resolutions adopted by the Board of Trustees of the Trust and such other documents as we deemed necessary for purposes of this opinion. Based upon and subject to the foregoing, we are of the opinion that the Shares, when issued in accordance with the terms of the Reorganization Agreement, will be legally issued, fully-paid and non-assessable by the Trust.

We also hereby consent to the filing of this opinion as an exhibit to the Registration Statement.

Very truly yours,

/s/ GOODWIN PROCTER LLP
GOODWIN PROCTER LLP

==========
EXHIBIT 14
==========



	CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
	========================================================

We hereby consent to the incorporation by reference in this combined Proxy Statement and Registration Statement on Form N-14 of our report dated December 18, 2003, relating to the financial statements and financial highlights which appear in the October 31, 2003 Annual Report to Shareholders of Fremont Mutual Funds, Inc. which are also incorporated by reference into the Registration Statement on Form N-1A dated March 1, 2004 and filed with the Securities and Exchange Commission on March 3, 2004. We also consent to the references to us under the headings "Financial Highlights", "Independent Auditors; Financial Statements", and "Other Principal Service Providers" in such Registration Statements.


PricewaterhouseCoopers LLP

San Francisco, California
August 24, 2004

==========
EXHIBIT 16
==========


			=================
			POWER OF ATTORNEY
			MANAGERS TRUST I
			=================


               KNOW ALL MEN BY THESE PRESENTS, that each of the persons whose name appears below hereby nominates, constitutes and appoints Peter M. Lebovitz, Galan G. Daukasand Donald S. Rumery (with full power of each of them to act alone) his or her true and lawful attorney-in-fact and agent, for him or her and on his or her behalf and in his or her place and stead in any way and all capacities, to make, execute and sign the Registration Statement on Form N-14 under the Securities Act of 1933 of the Managers Trust I (the "Trust") relating to shares of the Trust proposed to be issued in connection with anticipated reorganization transactions involving series of Fremont Mutual Funds, Inc., a Maryland corporation, and any and all amendments and supplements thereto, and to file the same with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of common stock of the trust, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys and each of them, full power and authority to perform each and every act and thin requisite and necessary to be done in and about the premises as fully to all intents and purposes as each of the undersigned Trustees himself or herself might or could do.

	IN WITNESS WHEREOF, the undersigned have hereunto set their hands as of this 15th day of June, 2004.



	Signature			Signature
	---------			---------


/s/ Jack W. Aber			/s/ William E. Chapman, II
---------------------------------	-------------------------------
Jack W. Aber, Trustee			William E. Chapman,II, Trustee



/s/ Edward J. Kaier			/s/ John Kingston, III
---------------------------------	-------------------------------
Edward J. Kaier, Trustee		John Kingston, III, Trustee



/s/ Peter M. Lebovitz			/s/ STeven J. Paggioli
---------------------------------	-------------------------------
Peter M. Lebovitz, Trustee		Steven J. Paggioli, Trustee


/s/ Eric Rakowski			/s/ Thomas R. Schneeweis
---------------------------------	-------------------------------
Eric Rakowski, Trustee			Thomas R. Schneeweis, Trustee

			==========
			SIGNATURES
			==========



As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed on behalf of the registrant, in the City of Norwalk and State of Connecticut, on the 24th day of August, 2004.


				MANAGERS TRUST I


				By:/s/   Donald S. Rumery
				-------------------------
				Name: Donald S. Rumery
				Title:  Treasurer


	SIGNATURE	 		TITLE		DATE
	---------			-----		----

	*				Trustee 	August 24, 2004
	Jack W. Aber


	*				Trustee		August 24, 2004
	William E. Chapman, II


	*				Trustee		August 24, 2004
	Edward J. Kaier


	*				Trustee		August 24, 2004
	Eric Rakowski


	*				Trustee		August 24, 2004
	Steven J. Paggioli


	*				Trustee		August 24, 2004
	Thomas R. Schneeweis


	*			Trustee, President
				  and Principal		August 24, 2004
	Peter M. Lebovitz       Executive Officer

	*			Principal Financial 	August 24, 2004
	Galan G. Daukas		       Officer


	/s/ Donald S. Rumery	Treasurer and Principal August 24, 2004
	--------------------
	Donald S. Rumery 	  Accounting Officer


*By Donald S. Rumery pursuant to power of attorney